FILE NOS.
                                                                       333-83423
                                                                        811-9491
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                           --------------------------

                                    FORM N-1A


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]
                          POST-EFFECTIVE AMENDMENT NO. 18

                                     AND/OR

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]
                                 AMENDMENT NO. 19
                         -------------------------------


                   ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
                              5701 Golden Hills Drive
                               Minneapolis, MN  55416
                                 (763) 765-7330
                          -----------------------------
               NAME AND ADDRESS OF AGENT FOR SERVICE OF PROCESS:

                               H. Bernt von Ohlen
                            Allianz Life Advisers, LLC
                               5701 Golden Hills Drive
                              Minneapolis, MN 55416


                          COPIES OF COMMUNICATIONS TO:

                             Michael J. Radmer, ESQ.
                              DORSEY & WHITNEY LLP
                        50 SOUTH SIXTH STREET, SUITE 1500
                             MINNEAPOLIS, MN 55402

Approximate Date of Proposed Public Offering: January 2, 2007

It is proposed that this filing will become effective (check appropriate box)
         [ ] immediately upon filing pursuant to paragraph (b)
         [ ] on (date) pursuant to paragraph (b)
         [ ] 60 days after filing pursuant to paragraph (a)(1)
         [ ] on (date) pursuant to paragraph (a)(1)
         [X] 75 days after filing pursuant to paragraph (a)(2) of Rule 485
         [ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
         [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
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This Post-Effective Amendment No. 18 to this Registration Statement establishes two new Funds each of which is a series of the Allianz Variable Insurance Products Trust and is not intended to supersede the prospectus, financial statements and Statement of Additional Information for the Allianz Variable Insurance Products Trust filed in Registrant's Post-Effective Amendment No. 17 to this Registration Statement filed on April 27, 2006.

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                               PART A - PROSPECTUS
                             _______________________




  [Allianz Logo]   ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

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THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY
NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.
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AZL FIRST TRUST AZL 5 FUND
AZL FIRST TRUST TARGET DOUBLE PLAY FUND

PROSPECTUS DATED DECEMBER __, 2006


Shares of each Fund are sold exclusively to certain insurance companies in connection with particular variable annuity contracts and/or variable life insurance policies they issue. The insurance companies invest in shares of the Funds in accordance with instructions received from owners of the applicable annuity or life insurance contract.

This Prospectus must be accompanied or preceded by a current prospectus for the variable annuity contracts or variable life insurance policies that invest in the Funds.

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QUESTIONS?
CALL TOLL FREE AT 1-877-833-7113 OR CONTACT YOUR INVESTMENT REPRESENTATIVE.
The Securities and Exchange Commission has not approved or disapproved the shares described in this Prospectus or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This prospectus may contain information on Funds not available under your variable annuity contract or life insurance policy. Please refer to your variable annuity contract or life insurance policy prospectus for information regarding the investment options available to you.

THESE SECURITIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR AN AFFILIATE OF ANY BANK, NOR ARE THEY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), OR ANY OTHER AGENCY OF THE UNITED STATES, OR ANY BANK OR AN AFFILIATE OF ANY BANK; AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF VALUE.

AZL is a registered trademark of Allianz SE (formerly "Allianz AG"), which is the ultimate owner of the Manager.







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              Not FDIC Insured o May Lose Value o No Bank Guarantee
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 The Allianz Variable Insurance Products Trust - AZL First Trust AZL 5 Fund and
                     AZL First Trust Target Double Play Fund
                               Prospectus [Date]

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TABLE OF CONTENTS                                             ALLIANZ VIP FUNDS
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TABLE OF CONTENTS

OVERVIEW....................................................................3

RISK/RETURN SUMMARY.........................................................4
    AZL FIRST TRUST AZL 5 FUND..............................................4
    AZL FIRST TRUST TARGET DOUBLE PLAY FUND................................10

MORE ABOUT THE FUNDS.......................................................14

FUND MANAGEMENT............................................................14
    THE MANAGER............................................................14
    THE SUBADVISER.........................................................14
    DUTIES OF THE MANAGER AND SUBADVISER...................................15
    FEES...................................................................16
    ADDITIONAL SERVICES TO THE FUNDS.......................................16
    THE ADMINISTRATOR AND DISTRIBUTOR......................................16
    THE CUSTODIAN..........................................................16
    LICENSING ARRANGEMENTS.................................................16

SHAREHOLDER INFORMATION....................................................19
    PRICING OF FUND SHARES.................................................19
    PURCHASE AND REDEMPTION OF SHARES......................................19
    MARKET TIMING..........................................................20
    DISTRIBUTION (12B-1) FEES..............................................21
    DIVIDENDS, DISTRIBUTIONS AND TAXES.....................................22


 The Allianz Variable Insurance Products Trust - AZL First Trust AZL 5 Fund and
                     AZL First Trust Target Double Play Fund
                               Prospectus [Date]

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OVERVIEW                                                      ALLIANZ VIP FUNDS
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OVERVIEW
This prospectus describes two separate investment portfolios (together, the "Funds" and each individually, a "Fund") of the Allianz Variable Insurance Products Trust (the "VIP Trust"). The Funds are managed by Allianz Life Advisers, LLC (the "Manager"), which in turn has contracted with and compensates First Trust Advisors L.P. ("First Trust" or the "Subadviser") to manage the assets of the Funds including making investment decisions for the Funds. The Manager selected the Subadviser, with the oversight of the Board of Trustees of the VIP Trust (the "Board of Trustees" or "Trustees"), based on the Subadviser's experience with the investment strategies for the Funds. The Manager monitors the compliance of the Subadviser with the investment objectives and related policies of each Fund, reviews the performance of the Subadviser, and reports periodically to the Board of Trustees.

The Funds may have a name, investment objective, investment strategies, portfolio manager(s), and characteristics that are substantially similar to other mutual funds. However, the asset size, portfolio composition, fees, and expenses of the Funds may be different from those of the similar funds, and performance may be better or worse. No representation is made that the Funds will perform in an equivalent manner to the similar funds. Other funds may be added or removed from the VIP Trust from time to time.

The following is a summary of certain key information that describes each Fund's objectives, principal investment strategies, principal investment risks and certain fees and expenses.


 The Allianz Variable Insurance Products Trust - AZL First Trust AZL 5 Fund and
                     AZL First Trust Target Double Play Fund
                               Prospectus [Date]

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RISK/RETURN SUMMARY                                  AZL FIRST TRUST AZL 5 FUND
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RISK/RETURN SUMMARY

AZL FIRST TRUST AZL 5 FUND

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INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The investment objective of the AZL First Trust AZL 5 Fund is total return. This objective may be changed by the Trustees of the Fund without shareholder approval.

The Fund seeks to achieve its objective by investing in the common stocks of companies that are identified by a model based on five separate strategies. o 20% in the DowSM Target Dividend Strategy,
o 20% in the Value Line(R) Target 25 Strategy, o 20% in the Target Small-Cap 15 Strategy, o 20% in the Global Dividend Target 15 Strategy, and o 20% in the NYSE(R) International Target 25 Strategy

While each of the strategies included in the Fund also seeks to provide above-average total return, each follows a different investment strategy. The allocation is intended to optimize each strategy.

The securities for each strategy are selected only once annually on or about the last business day before each Stock Selection Date. The "Stock Selection Date" will be on or about December 1 of each year. For all of the strategies, the Subadviser generally follows a buy and hold strategy, trading only within five business days of the Stock Selection Date and or when required by cash flow activity in the Fund. The Subadviser may also trade because of mergers and acquisitions if the original stock is not the surviving company and to reinvest dividends.

Between Stock Selection Dates, when cash inflows and outflows require, the Fund purchases and sells common stocks for each of the strategies according to the approximate current percentage relationship among the stocks.

Certain provisions of the Investment Company Act of 1940, as amended, limit the ability of the Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities (Securities Related Companies). If a Securities Related Company is selected by the strategy described above, the Subadviser may depart from the Fund's investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the strategy.

THE DOW(SM) TARGET DIVIDEND STRATEGY
This investment strategy looks for common stocks issued by companies that are expected to provide income and have the potential for capital appreciation. The Dow(SM) Target Dividend Strategy seeks to achieve its objective by investing approximately equal amounts in the common stock of the 20 companies included in the Dow Jones Select Dividend IndexSM that have the best overall ranking on both the change in return on assets and price-to-book ratio.

Companies that, as of the Stock Selection Date, Dow Jones has announced will be removed from the Dow Jones Select Dividend Index will be removed from the universe of securities from which stocks are selected for the Fund.

The Subadviser chooses the common stocks of the 20 companies in the following manner:
o Starting with the 100 stocks in the Dow Jones Select Dividend Index, the Subadviser ranks the stocks from best (1) to worst (100) based on two factors:
    o Greatest change in return on assets over the last 12 months compared to the prior 12-month period. An increase in return on assets generally indicates improving business fundamentals.
    o Price-to-book ratio. A lower, but positive, price-to-book ratio is generally used as an indication of value.

 The Allianz Variable Insurance Products Trust - AZL First Trust AZL 5 Fund and
                     AZL First Trust Target Double Play Fund
                               Prospectus [Date]

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RISK/RETURN SUMMARY                                  AZL FIRST TRUST AZL 5 FUND
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    o  The Subadviser then selects an approximately equally-weighted portfolio of the 20 stocks with the best overall ranking on the two factors.

VALUE LINE(R) TARGET 25 STRATEGY

The Value Line(R) Target 25 Strategy seeks to achieve its objective by investing in 25 of the 100 stocks to which Value Line gives a #1 ranking for "Timeliness(TM)" based on the Value Line Investment Survey(R). The 25 stocks are selected on the basis of certain positive financial attributes. Value Line ranks 1,700 stocks, representing approximately 94% of the trading volume on all U.S. stock exchanges. Of these 1,700 stocks, only 100 are given their #1 ranking for Timeliness, which reflects Value Line's view of their probable price performance during the next six to 12 months relative to the others. Value Line bases its rankings on a long-term trend of earnings, prices, recent earnings, price momentum, and earnings surprise. The 25 stocks are chosen only once annually from the 100 stocks with the #1 ranking on or about the last business day before each Stock Selection Date.

Companies that, as of the Stock Selection Date, Value Line has announced will be removed from Value Line's #1 ranking for Timeliness will be removed from the universe of securities from which stocks are selected for the Fund.

The Subadviser chooses the common stocks of the 25 companies in the following manner:
o Starting with the 100 stocks to which Value Line gives the #1 ranking for Timeliness, the Subadviser removes from consideration the stocks of companies considered to be securities related issuers, the stocks of companies whose shares are not listed on a U.S. securities exchange.
o   The Subadviser then ranks the remaining stocks from the best (1) to worst
    (100) on the following three factors:
    o Consistent growth based on 12-month and 6-month price appreciation,
    o Profitability based on return on assets, and
    o Value based on their price to cash flow.
o The Subadviser adds up the numerical ranks achieved by each company in the above steps and selects the 25 stocks with the lowest sums.

The selected stocks are weighted by market capitalization subject to the restriction that no stock will comprise less than approximately 1% or more than 7.5% of the Value Line(R) Target 25 Strategy portion of the portfolio on or about the last business day before each Stock Selection Date. The securities will be adjusted on a proportional basis to accommodate this constraint.

THE TARGET SMALL-CAP 15 STRATEGY

The Target Small-Cap Strategy seeks to achieve its objective by investing in the stocks of small-capitalization companies that have recently exhibited certain positive financial attributes.

The Subadviser selects the stocks for this strategy in the following manner:
o The Subadviser begins with the stocks of all U.S. corporations that trade on the New York Stock Exchange (NYSE), the American Stock Exchange (AMEX), or the Nasdaq Stock market (Nasdaq) (excluding limited partnerships, American Depositary Receipts, and mineral and oil royalty trusts) at the close of business on or about the last trading day prior to the Stock Selection Date.
o The Subadviser then selects companies that have a market capitalization between $500 million and $2.5 billion and whose stock has an average daily trading volume of at least $500,000.
o The Subadviser then selects those stocks with positive three-year sales growth.
o From those stocks, the Subadviser selects the stocks whose most recent annual earnings are positive.
o The Subadviser eliminates any stock whose price has appreciated by more than 75% in the preceding 12 months.
o Finally, the Subadviser selects the 15 stocks with the greatest price appreciation in the previous 12 months based on relative market capitalization (highest to lowest).

 The Allianz Variable Insurance Products Trust - AZL First Trust AZL 5 Fund and
                     AZL First Trust Target Double Play Fund
                               Prospectus [Date]

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RISK/RETURN SUMMARY                                  AZL FIRST TRUST AZL 5 FUND
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GLOBAL DIVIDEND TARGET 15 STRATEGY

The Global Dividend Target 15 Strategy seeks to achieve its objective by investing in the common stocks of certain companies included in the Dow Jones Industrial AverageSM (DJIA), the Financial Times Ordinary Index (FT30 Index or Financial Times 30 Index), and the Hang Seng IndexSM. This strategy invests in the common stocks of the five companies with the lowest per share stock price of the ten companies in each of the DJIA, the FT30 Index and the Hang Seng Index, respectively that have the highest indicated annual dividend yields ("Dividend Yields") in their respective index. The Subadviser selects the common stocks for this strategy in the following manner:

o The Subadviser determines the Dividend Yield on each common stock in the DJIA, the FT30 Index and the Hang Seng Index;
o The Subadviser determines the ten companies in each of the DJIA, the FT30 Index, and the Hang Seng Index that have the highest Dividend Yield in the respective index; and
o From those companies, the Subadviser allocates approximately equal amounts to the common stocks of the 5 companies in each index with the lowest price per share.

Companies whose removal from the DJIA, the FT 30 Index or the Hang Seng Index has been announced as of the Stock Selection Date will be removed from the universe of securities from which stocks are selected.

NYSE(R) INTERNATIONAL TARGET 25 STRATEGY

The NYSE(R) International Target 25 Strategy seeks to achieve its objective by investing in foreign companies in an effort to increase diversification, reduce volatility, and provide the potential for enhanced performance. This strategy invests in the common stocks of 25 companies selected from the stocks included in the NYSE International 100 IndexSM. The NYSE International 100 Index consists of the 100 largest non-U.S. stocks trading on the New York Stock Exchange.

The Subadviser selects the stocks for this strategy in the following manner:

o The Subadviser begins with the stocks included in the Index on or about the Stock Selection Date.
o The Subadviser then screens for liquidity by eliminating companies with average daily trading volume for the prior three months below $300,000.
o   The Subadviser then ranks the remaining stocks based on two factors:
    o    Price-to-book ratio, and
    o    Price-to-cash flow ratio.
    Lower, but positive price-to-book ratios and price-to-cash flow ratios are generally used as an indication of value.
o From those companies, the Subadviser allocates approximately equal amounts to the 25 stocks with the best overall ranking based on the two ratios.

Companies that, as of the Stock Selection Date, the NYSE has announced will be removed from the NYSE International 100 Index will be removed from the universe of securities from which the 25 stocks are selected.

 The Allianz Variable Insurance Products Trust - AZL First Trust AZL 5 Fund and
                     AZL First Trust Target Double Play Fund
                               Prospectus [Date]

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RISK/RETURN SUMMARY                                  AZL FIRST TRUST AZL 5 FUND
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PRINCIPAL INVESTMENT RISKS

The price per share of the Fund will fluctuate with changes in the value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective. A variety of factors may influence its investment performance, such as:

MARKET RISK: Because the Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

INVESTMENT STRATEGY RISK: Certain strategies involve selecting common stocks that have high dividend yields relative to others common stocks comprising an index. The dividend yields of such stocks may be high relative to such other stocks because the share price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can be no assurance that the negative factors that have caused the issuer's stock price to have declined relative to other stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be maintained.

Certain strategies involve selecting common stocks of issuers that have experienced certain rates of growth in sales and stocks that have experienced recent price appreciation. There can be no assurance that the issuers whose stocks are selected will continue to experience growth in sales, or that the issuer's operations will result in positive earnings even if sales continue to grow. There further can be no assurance that the prices of such issuers' stocks will not decline.

Value Line's Timeliness rankings reflect Value Line's views as to the prospective price performance of the #1 ranked stocks relative to other stocks ranked by Value Line. There is no assurance that the #1 ranked stocks will actually perform better that other stocks and, as a result, the Fund may underperform other similar investments.

LIMITED MANAGEMENT RISK: The Fund's strategy of investing in companies according to criteria determined on or about the last business day before each Stock Selection Date prevents the Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates. As compared to other funds, this could subject the Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the Fund from taking advantage of opportunities available to other funds.

FOREIGN RISK: Because the Fund invests in stocks of foreign companies, it is also subject to foreign investing risk. Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices. Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities. All of the securities in the NYSE International Target 25 Strategy, the majority of the securities in the Global Dividend Target 15 Strategy, and certain of the securities in other strategies are issued by foreign companies.

SMALL CAPITALIZATION RISK: Investing in small-capitalization companies may present additional risk because such companies have less predictable earning or no earnings, more volatile share prices, and less liquid securities than large-capitalization companies. Small-capitalization companies may live limited product lines or service offerings, shorter operating histories, less experienced management, and more limited financial resources than larger companies. Small-cap stocks may not be widely followed by the investment community, resulting in less demand and lower trading volumes.


 The Allianz Variable Insurance Products Trust - AZL First Trust AZL 5 Fund and
                     AZL First Trust Target Double Play Fund
                               Prospectus [Date]

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RISK/RETURN SUMMARY                                  AZL FIRST TRUST AZL 5 FUND
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CURRENCY RISK: The value of the Fund's shares may change as a result of changes in exchange rates which may reduce the value of the U.S. dollar value because of the Fund's foreign investments. Currency exchange rates can be volatile and affected by a number of factors, such as the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

CONCENTRATION RISK. The Fund invests in a limited number of securities, and the securities selected for the strategies used to manage this Fund may be issued by companies concentrated in particular industries, including consumer products and technology. Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Fund invests may be more volatile and subject to greater risk of adverse developments that may affect many of the companies in which the Fund invests, than a mixture of stocks of companies from a wide variety of industries. Generally, in the context of the total portfolio, these holdings may not be large enough to consider the fund as a whole as concentrated.

DIVIDENDS. There is no guarantee that the issuers of the stocks held by the Fund will declare dividends in the future or that if declared, they will either remain at current levels or increase over time.

LICENSE TERMINATION RISK. The Fund relies on licenses from third parties granted to First Trust that permit the use of the intellectual property of such parties in connection with the name and investment strategies of the Fund. Such licenses may be terminated by the licensors, and as a result, the Fund may lose its ability to use the licensed name as a part of the name of the Fund or to receive data from the third party as it relates to the licensed investment strategy. Accordingly, in the event a license is terminated the name of the Fund would have to change and the Fund may have to change the investment strategy.

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the Statement of Additional Information (SAI).


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WHO MAY WANT TO INVEST?

Consider investing in the Fund if you are:
o Investing for long-term goals, such as retirement
o Seeking long-term growth of capital
o More comfortable with established, well-known companies

This Fund will not be appropriate for someone:
o Looking primarily for regular income
o Seeking safety of principal

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PERFORMANCE INFORMATION
The performance of a fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract. The Fund is a new fund for which a full calendar year's performance is not yet available.


 The Allianz Variable Insurance Products Trust - AZL First Trust AZL 5 Fund and
                     AZL First Trust Target Double Play Fund
                               Prospectus [Date]

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RISK/RETURN SUMMARY                                  AZL FIRST TRUST AZL 5 FUND
-------------------------------------------------------------------------------

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FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

Management Fee                                                     0.60%
Distribution (12b-1) Fees                                          0.25%
Other Expenses                                                     0.12%
Total Annual Fund Operating Expenses                               0.97%

Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

      1 YEAR            3 YEARS
      $_____             $_____



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ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER
INVESTMENTS, AND RISKS OF THE FUND


The performance of the Fund will depend on the Subadviser's ability to effectively implement the investment strategies of the Fund and also on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.


 The Allianz Variable Insurance Products Trust - AZL First Trust AZL 5 Fund and
                     AZL First Trust Target Double Play Fund
                               Prospectus [Date]

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RISK/RETURN SUMMARY                     AZL FIRST TRUST TARGET DOUBLE PLAY FUND
-------------------------------------------------------------------------------

AZL FIRST TRUST TARGET DOUBLE PLAY FUND

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INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The investment objective of the AZL First Trust Target Double Play Fund is total return. This objective may be changed by the Trustees of the Fund without shareholder approval.

The Fund seeks to achieve its objective by investing in the common stocks of companies that are identified by a model based on two separate strategies. Approximately one-half of the common stocks in the Fund's portfolio are selected using the DowSM Target Dividend Strategy, and the other one-half are selected using the Value Line(R) Target 25 Strategy. While both of these strategies seek to provide above-average total return, each strategy follows a different principal investment strategy. The Fund seeks to outperform the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). Because different investments often react differently to economic and market changes, diversifying among investments that have a low correlation to each other has the potential to enhance returns and help reduce overall investment risk. The Fund's investment model has been developed to achieve this kind of diversification.

The securities for each strategy are selected only once annually on or about the last business day before each Stock Selection Date. The "Stock Selection Date" will be on or about December 1 of each year. For both strategies, the Subadviser generally follows a buy and hold strategy, trading only within five business days of the Stock Selection Date and or when required by cash flow activity in the Fund. The Subadviser may also trade because of mergers and acquisitions if the original stock is not the surviving company and to reinvest dividends.

Between Stock Selection Dates, when cash inflows and outflows require, the Fund purchases and sells common stocks for each of the two strategies according to the approximate current percentage relationship among the stocks.

Certain provisions of the Investment Company Act of 1940, as amended, limit the ability of the Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Companies). If a Securities Related Company is selected through application of the investment strategy described above, the Subadviser will depart from the Fund's investment strategy in order to comply with this limitation. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the investment strategy.

THE DOW(SM) TARGET DIVIDEND STRATEGY
The Do(SM) Target Dividend Strategy seeks to achieve its objective by investing approximately equal amounts in the common stock of the 20 companies included in the Dow Jones Select Dividend Index that have the best overall ranking on both the change in return on assets and price-to-book ratio.

Companies that, as of the Stock Selection Date, Dow Jones has announced will be removed from the Dow Jones Select Dividend Index will be removed from the universe of securities from which stocks are selected for the Fund.

The Subadviser chooses the common stocks of the 20 companies in the following manner:
o Starting with the 100 stocks in the Dow Jones Select Dividend Index, the Subadviser ranks the stocks from best (1) to worst (100) based on two factors:
    o Greatest change in return on assets over the last 12 months compared to the prior 12-month period. An increase in return on assets generally indicates improving business fundamentals.
    o Price-to-book ratio. A lower, but positive, price-to-book ratio is generally used as an indication of value.
o The Subadviser then selects an approximately equally-weighted portfolio of the 20 stocks with the best overall ranking on the two factors.

 The Allianz Variable Insurance Products Trust - AZL First Trust AZL 5 Fund and
                     AZL First Trust Target Double Play Fund
                               Prospectus [Date]

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RISK/RETURN SUMMARY                     AZL FIRST TRUST TARGET DOUBLE PLAY FUND
-------------------------------------------------------------------------------


VALUE LINE(R) TARGET 25 STRATEGY

The Value Line(R) Target 25 Strategy seeks to achieve its objective by investing in 25 of the 100 stocks to which Value Line(R) gives a #1 ranking for Timeliness. The 25 stocks are selected on the basis of certain positive financial attributes. Value Line ranks 1,700 stocks, representing approximately 94% of the trading volume on all U.S. stock exchanges. Of these 1,700 stocks, only 100 are given their #1 ranking for Timeliness, which reflects Value Line's view of their probable price performance during the next six to 12 months relative to the others. Value Line bases its rankings on a long-term trend of earnings, prices, recent earnings, price momentum, and earnings surprise. The 25 stocks are chosen only once annually from the 100 stocks with the #1 ranking on or about the last business day before each Stock Selection Date.

Companies that, as of the Stock Selection Date, Value Line has announced will be removed from Value Line's #1 ranking for Timeliness will be removed from the universe of securities from which stocks are selected for the Fund.

The Subadviser chooses the common stocks of the 25 companies in the following manner:
o Starting with the 100 stocks to which Value Line gives the #1 ranking for Timeliness, the Subadviser removes from consideration the stocks of companies considered to be securities related issuers, the stocks of companies whose shares are not listed on a U.S. securities exchange.
o The Subadviser then ranks the remaining stocks from best (1) to worst (100) on the following three factors:
    o Consistent growth based on 12-month and 6-month price appreciation,
    o Profitability based on return on assets, and
    o Value based on their price to cash flow.
o The Subadviser adds up the numerical ranks achieved by each company in the above steps and selects the 25 stocks with the lowest sums.

The selected stocks are weighted by market capitalization subject to the restriction that no stock will comprise less than approximately 1% or more than 7.5% of the Value Line(R) Target 25 Strategy portion of the portfolio on or about the last business day before each Stock Selection Date. The securities will be adjusted on a proportional basis to accommodate this constraint.


--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS

The price per share of the Fund will fluctuate with changes in the value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective. A variety of factors may influence its investment performance, such as:

MARKET RISK: The values of stocks fluctuate in response to the activities of individual companies and general stock market conditions. Stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investments, such as short-term, high-grade fixed income securities.

LIMITED MANAGEMENT RISK: The Fund's strategy of investing in companies according to criteria determined on or about the last business day before each Stock Selection Date prevents the Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the selected companies, between Stock Selection Dates. As compared to other funds, this could subject the Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the Fund from taking advantage of opportunities available to other funds.

INVESTMENT STRATEGY RISK: Investment strategy risk is the chance that Subadviser's strategies for selecting securities for the Fund's portfolio will cause the Fund to underperform other funds with similar investment objectives. One of the Fund's principal investment strategies involves selecting common stocks of companies that have experienced certain rate of growth in assets and a lower, but positive price-to-book ratio. There can be no assurance that the companies whose stocks are selected for the Fund's portfolio using this strategy will continue to experience continued growth in assets. The other principal investment strategy involves ranking and selecting stocks based on their prospective price performance. There can be no assurance that the companies whose stocks are selected for the Fund's portfolio using this strategy will actually perform better than other stocks.

 The Allianz Variable Insurance Products Trust - AZL First Trust AZL 5 Fund and
                     AZL First Trust Target Double Play Fund
                               Prospectus [Date]

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RISK/RETURN SUMMARY                     AZL FIRST TRUST TARGET DOUBLE PLAY FUND
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CONCENTRATION RISK. The Fund invests in a limited number of securities, and the securities selected for the strategies used to manage this Fund may be issued by companies concentrated in particular industries, including consumer products and technology. Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Fund invests may be more volatile and subject to greater risk of adverse developments that may affect many of the companies in which the Fund invests, than a mixture of stocks of companies from a wide variety of industries. Generally, in the context of the total portfolio, these holdings may not be large enough to consider the fund as a whole as concentrated.

NON-DIVERSIFICATION: The Fund is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that the Fund may allocate more of its assets to a single issuer than would be permissible if it were "diversified." If these issues were to decline in value, you may lose a substantial portion of your investment.

DIVIDENDS. There is no guarantee that the issuers of the stocks held by the Fund will declare dividends in the future or that if declared, they will either remain at current levels or increase over time.

LICENSE TERMINATION RISK. The Fund relies on licenses from third parties granted to First Trust that permit the use of the intellectual property of such parties in connection with the name and investment strategies of the Fund. Such licenses may be terminated by the licensors, and as a result, the Fund may lose its ability to use the licensed name as a part of the name of the Fund or to receive data from the third party as it relates to the licensed investment strategy. Accordingly, in the event a license is terminated the name of the Fund would have to change and the Fund may have to change the investment strategy.

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the Statement of Additional Information.

--------------------------------------------------------------------------------
WHO MAY WANT TO INVEST?
Consider investing in the Fund if you are:
o Investing for long-term goals, such as retirement
o Seeking long-term growth of capital
o More comfortable with established, well-known companies

This Fund will not be appropriate for someone:
o Looking primarily for regular income
o Seeking safety of principal

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
The performance of a fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable insurance contract. The Fund is a new fund for which a full calendar year's performance is not yet available.

 The Allianz Variable Insurance Products Trust - AZL First Trust AZL 5 Fund and
                     AZL First Trust Target Double Play Fund
                               Prospectus [Date]

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RISK/RETURN SUMMARY                     AZL FIRST TRUST TARGET DOUBLE PLAY FUND
-------------------------------------------------------------------------------

FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

Management Fee                                                     0.60%
Distribution (12b-1) Fees                                          0.25%
Other Expenses                                                     0.12%
Total Annual Fund Operating Expenses                               0.97%


Please see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

      1 YEAR            3 YEARS
      $_____             $_____



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ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER
INVESTMENTS, AND RISKS OF THE FUND

The performance of the Fund will depend on the Subadviser's ability to effectively implement the investment strategies of the Fund and also on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.


 The Allianz Variable Insurance Products Trust - AZL First Trust AZL 5 Fund and
                     AZL First Trust Target Double Play Fund
                               Prospectus [Date]

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SHAREHOLDER INFORMATION
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MORE ABOUT THE FUNDS
Investors should carefully consider their investment goals and willingness to tolerate investment risk before allocating their investment among the Funds. The Funds have the flexibility to make portfolio investments and engage in other investment techniques that are in addition to the principal strategies discussed in this prospectus. More information on the Funds' investment strategies and risks may be found in the SAI (see back cover).

Unless otherwise indicated, any percentage limitation on a Fund's holdings which is set forth in the Risk/Return Summaries above is applied only when securities of the kind in question are purchased.

In addition to the information about the Funds in the Risk/Return Summaries, investors should consider the following information about the Funds:

FUND MANAGEMENT

--------------------------------------------------------------------------------
THE MANAGER
Allianz Life Advisers, LLC serves as the Manager for the Funds pursuant to the terms of an investment management agreement with the VIP Trust. The Manager has entered into a subadvisory agreement with the Subadviser to manage the assets of the Funds. The Subadviser manages the portfolio securities of the Funds and provides additional services including research, selection of brokers and similar services. The Manager compensates the Subadviser for its services as provided in the subadvisory agreement. A discussion of the Board of Trustees' basis for approving the Funds' Investment Management Agreement with the Manager and the Subadvisory Agreement with the Subadviser will be available in the Funds' Semi-Annual Reports for the period ending June 30, 2007.

The Manager was established as an investment adviser by Allianz Life Insurance Company of North America in April 2001. The Manager does not provide investment advice with regard to selection of individual portfolio securities, but rather evaluates and selects subadvisers for the Trust, subject to the oversight of the Board of Trustees. The Manager currently acts as Manager of all of the Funds of the Trust, which as of December 31, 2005, had aggregate assets of $4.689 billion. The Manager monitors and reviews the activities of each of the Subadvisers. In addition, the Manager constantly evaluates possible additional or alternative Subadvisers for the Trust. Currently, the Manager's only client other than the Trust is the Allianz Variable Insurance Products Fund of Funds Trust.

The Manager's address is 5701 Golden Hills Drive, Minneapolis, Minnesota 55416.


--------------------------------------------------------------------------------
THE SUBADVISER

AZL FIRST TRUST AZL 5 FUND AND AZL FIRST TRUST TARGET DOUBLE PLAY FUND
First Trust Advisors L.P. ("First Trust") is responsible for managing the investment strategies used by both of the Funds, subject to the supervision of the Manager and the Board of Trustees. No one individual is primarily responsible for portfolio management decisions for the Funds. Investments are made under the direction of a committee (the "Investment Committee"). Robert F. Carey, CFA, Roger F. Testin, CFA, Jon C. Erickson, CFA, David G. McGarel, CFA, and Daniel J. Lindquist, CFA, comprise the Investment Committee of First Trust that is responsible for the day-to-day management of each Fund.

First Trust and First Trust Portfolios L.P. ("FTP") were established in 1991 and at September 30, 2006, had approximately $26.5 billion in assets under management and supervision, of which approximately $1.1 billion was invested in trusts serving as underlying funds for variable annuity and insurance contracts.

THE PORTFOLIO MANAGERS OF THE SUBADVISER

MR. LINDQUIST rejoined First Trust in April 2004 after serving as Chief Operating Officer of Mina Capital Management LLC from January 2004 to April 2004 and Samaritan Asset Management LLC from 2000 to 2003 and is a Senior Vice President of First Trust and FTP. Mr. Lindquist is Chairman of the Investment Committee and presides over Investment Committee meetings.


 The Allianz Variable Insurance Products Trust - AZL First Trust AZL 5 Fund and
                     AZL First Trust Target Double Play Fund
                               Prospectus [Date]

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SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

MR. CAREY has been with First Trust for 14 years and is the Chief Investment Officer and Senior Vice President of First Trust and Senior Vice President of FTP. As First Trust's Chief Investment Officer, Mr. Carey consults with the Investment Committee on market conditions and First Trust's general investment philosophy.

MR. ERICKSON has been with First Trust for 12 years and is a Senior Vice President of First Trust and FTP. As the head of First Trust's Equity Research Group, Mr. Erickson is responsible for determining the securities to be purchased and sold by funds that do not utilize quantitative investment strategies.

MR. MCGAREL has been with First Trust for 8 years and is a Senior Vice President of First Trust and FTP. As the head of First Trust's Strategy Research Group, Mr. McGarel is responsible for developing and implementing quantitative investment strategies for those funds that have investment policies that require them to follow such strategies.

MR. TESTIN has been a Senior Vice President of First Trust since August 2001. Prior to joining First Trust, Mr. Testin was an analyst for Dolan Capital Management. As the head of First Trust's Portfolio Management Group, Mr. Testin is responsible for executing the instructions of the Strategy Research Group and Equity Research Group in the Funds' portfolios.


--------------------------------------------------------------------------------
DUTIES OF THE MANAGER AND SUBADVISER

With the oversight of the Board of Trustees, the Manager supervises the Funds and selects and monitors the Subadviser. Pursuant to a subadvisory agreement, the Subadviser provides certain services and manages the portfolio securities of the Funds including determining which securities are bought and sold, and in what amounts. The Manager continuously monitors the performance of various investment management organizations, including the Subadviser, and generally oversees the services provided to Allianz VIP Funds by its administrator, custodian and other service providers. Further information about the Subadviser is included in the SAI.

The Manager is paid a management fee as set forth under "Fees" below, by the Funds for its services. Any fees paid to the Subadviser are paid by the Manager from this management fee.

Each of these Funds and the Manager, under an order received from the Securities and Exchange Commission ("SEC") on September 17, 2002, may enter into and materially amend agreements with subadvisers without obtaining shareholder approval. This type of structure is commonly known as a "Manager of Managers" structure. For any Fund that is relying on the order, the Manager may:

O   hire one or more subadvisers;
O   change subadvisers; and
O   reallocate management fees between itself and subadvisers.

The Manager continues to have the ultimate responsibility for the investment performance of these Funds due to its responsibility to oversee subadvisers and recommend their hiring, termination and replacement. No Fund will rely on the order until it receives approval from:

O   its shareholders; or
O the Fund's sole initial shareholder before the Fund is available to the public, and the Fund states in its prospectus that it intends to rely on the order. The Manager will not enter into an agreement with an affiliated subadviser without that agreement, including the compensation to be paid under it, being similarly approved except as may be permitted by applicable law.

The Manager is a subsidiary of Allianz SE (formerly Allianz AG Holding), one of the world's largest insurance and financial services companies. Allianz SE is headquartered in Munich, Germany and has operations in 70 countries. As of December 31, 2005, Allianz SE had assets under management of more than $1.5 trillion. In North America, Allianz SE subsidiaries are engaged in the life insurance, property casualty insurance, broker-dealer, banking, investment adviser, and mutual fund businesses.

 The Allianz Variable Insurance Products Trust - AZL First Trust AZL 5 Fund and
                     AZL First Trust Target Double Play Fund
                               Prospectus [Date]

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SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

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FEES
For its services, a contractual fee is payable to the Manager on an annual basis as a percentage of the Fund's net assets (including fees payable to the Subadviser) in the following amounts:

                                                           PERCENTAGE OF AVERAGE
                                                               NET ASSETS
--------------------------------------------------------------------------------
AZL FIRST TRUST AZL 5 FUND                                       0.60%
--------------------------------------------------------------------------------
AZL FIRST TRUST TARGET DOUBLE PLAY FUND                          0.60%
--------------------------------------------------------------------------------


ADDITIONAL SERVICES TO THE FUNDS

--------------------------------------------------------------------------------
THE ADMINISTRATOR AND DISTRIBUTOR

BISYS Fund Services Ohio, Inc. ("BISYS"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Funds' administrator, transfer agent and fund accountant. Administrative services of BISYS include providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services.

BISYS Fund Services L.P., whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035 serves as the Funds' distributor.


--------------------------------------------------------------------------------
THE CUSTODIAN

The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60675 serves as custodian to the Fund. The Northern Trust Company is paid certain fees and reimbursed for certain out-of-pocket expenses for its services. Fees paid by the Fund for these services are included under "Other Expenses" in the Fees and Expenses table for each Fund.

The SAI provides additional information about the services provided to the Funds.


--------------------------------------------------------------------------------
LICENSING ARRANGEMENTS

In order to use the names of certain companies and their products or services in the names of the Funds and the strategies used to manage them, the Funds rely on licenses granted to First Trust.

"Dow(SM)," "Dow Jones Industrial Average(SM)," "DJIA(SM)," and "Dow Jones Select Dividend Index(SM)" are service marks of Dow Jones & Company, Inc. (Dow Jones) and have been licensed for use for certain purposes by First Trust Advisors L.P. and Allianz Life Advisers, LLC. Dow Jones does not sponsor, endorse, sell, or promote either of the Funds or the Dow(SM) Target Dividend Strategy. Dow Jones makes no representation regarding the advisability of investing in such products.

Neither of the Funds are sponsored, endorsed, sold, or promoted by Dow Jones. Dow Jones makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of purchasing the Funds. Dow Jones' only relationship to First Trust and Allianz Life Advisers, LLC is the licensing of certain copyrights, trademarks, servicemarks, and service names of Dow Jones. Dow Jones has no obligation to take the needs of First Trust, Allianz Life Advisers, LLC, or the owners of the Funds into consideration in determining, composing or calculating the Dow Jones Industrial AverageSM. Dow Jones is not responsible for and has not participated in the determination of the terms and conditions of the Funds to be issued, including the pricing or the amount payable under the policy. Dow Jones has no obligation or liability in connection with the administration or marketing of the Funds.

DOW JONES DOES NOT GUARANTEE THE ACCURACY OAND/OR THE COMPLETENESS OF THE DOW JONES INDUSTRIAL AVERAGESM OR ANY DATA INCLUDED THEREIN AND DOW JONES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. DOW JONES MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, ALLIANZ LIFE ADVISERS, LLC, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DOW JONES INDUSTRIAL AVERAGESM OR ANY DATA INCLUDED


 The Allianz Variable Insurance Products Trust - AZL First Trust AZL 5 Fund and
                     AZL First Trust Target Double Play Fund
                               Prospectus [Date]

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SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


THEREIN. DOW JONES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DOW JONES INDUSTRIAL AVERAGESM OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES HAVE ANY LIABILITY FOR ANY LOST PROFITS, OR INDIRECT, PUNITIVE, SPECIAL, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN DOW JONES AND FIRST TRUST OR ALLIANZ LIFE ADVISERS, LLC.

"Value Line," "The Value Line Investment Survey," and "Value Line Timeliness Ranking System" are registered trademarks of Value Line, Inc. or Value Line Publishing, Inc. that have been licensed to First Trust Advisors L.P. and Allianz Life Advisers, LLC. The AZL First Trust Target Double Play Fund and the AZL First Trust AZL 5 Fund are not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. ("Value Line"). Value Line makes no representation regarding the advisability of investing in the AZL First Trust Target Double Play Fund or the AZL First Trust AZL 5 Fund. First Trust Advisors L.P., Allianz Life Advisers, LLC, and Allianz Life Insurance Company of North America are not affiliated with any Value Line Company.

Value Line Publishing, Inc.'s ("VLPI") only relationship to First Trust is VLPI's licensing to First Trust of certain VLPI trademarks and trade names and the Value Line Timeliness Ranking System (the "System") which is composed by VLPI without regard to First Trust, the Funds, or any investor. VLPI has no obligation to take the needs of First Trust or any investor in the Funds into consideration in composing the System. The Funds' results may differ from the hypothetical or published results of the Value Line Timeliness Ranking System. VLPI is not responsible for and has not participated in the determination of the prices and composition of the Funds or the timing of the issuance for sale of the Funds or in the calculation of the equations by which the Funds are to be converted into cash. VLPI makes no warranty concerning the System, express or implied, including, but not limited to, any implied warranties of merchantability or fitness for a particular purpose or any implied warranties arising from usage of trade, course of dealing, or course of performance, and VLPI makes no warranty as to the potential profits or any other benefits that may be achieved by using the System or any information or materials generated therefrom. VLPI does not warrant that the System will meet any requirements or that it will be accurate or error-free. VLPI also does not guarantee any uses, information, data, or other results generated from the System. VLPI has no obligation or liability (i) in connection with the administration, marketing, or trading of the Funds; or (ii) for any loss, damage, cost, or expense suffered or incurred by any investor or other person or entity in connection with these Funds, and in no event shall VLPI be liable for any lost profits or other consequential, special, punitive, incidental, indirect, or exemplary damages in connection with the Funds.

"NYSE(R)" is a registered trademark of, and "NYSE international 100 IndexSM" is a service mark of, the NYSE Group, Inc. NYSE Group, Inc. has no relationship to First Trust or Allianz Life Advisers, LLC, other than the licensing of the NYSE International 100 Index (the "Index") and its service marks for use in connection the Funds.

NYSE GROUP, INC. DOES NOT:
o Sponsor, endorse, sell, or promote the Funds.
o Recommend that any person invest in the Funds or any other securities.
o Have any responsibility or liability for, or make any decisions about, the timing, amount, or pricing of the Funds.
o Have any responsibility or liability for the administration, management, or marketing of the Funds.
o Consider the needs of the Funds or the owners of the Funds in determining, composing, or calculating the Index or have any obligation to do so.


 The Allianz Variable Insurance Products Trust - AZL First Trust AZL 5 Fund and
                     AZL First Trust Target Double Play Fund
                               Prospectus [Date]

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SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

NYSE GROUP, INC. WILL NOT HAVE ANY LIABILITY IN CONNECTION WITH THE FUNDS. SPECIFICALLY,
O NYSE GROUP, INC. DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND NYSE
  GROUP, INC. DISCLAIMS ANY WARRANTY ABOUT:
    O THE RESULTS TO BE OBTAINED BY THE FUNDS, THE OWNER OF THE FUNDS, OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE INDEX AND THE DATA INCLUDED IN THE INDEX;
    O   THE ACCURACY OR COMPLETENESS OF THE INDEX AND ITS DATA;
    O THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE INDEX AND ITS DATA;
O NYSE GROUP, INC. WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR
  INTERRUPTIONS IN THE INDEX OR ITS DATA;
O UNDER NO CIRCUMSTANCES WILL NYSE GROUP, INC. OR ANY OF ITS AFFILIATES BE
  LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL, OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NYSE GROUP, INC. KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT BETWEEN FIRST TRUST AND ALLIANZ LIFE ADVISERS, LLC AND NYSE GROUP, INC. IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE FUNDS OR ANY OTHER THIRD PARTIES.
--------------------------------------------------------------------------------

The publishers of the DJIA, the Dow Jones Select Dividend Index(SM), the FT30 Index, the Hang Seng Index, and the NYSE International 100 Index are not affiliated with First Trust Advisers L.P., Allianz Life Advisers, LLC, or Allianz Life Insurance Company of North America and have not participated in creating the Funds, the strategies used to manage the Funds, or the selection of securities for the Funds. Except as otherwise noted, none of the index publishers have approved any of the information in this prospectus.


 The Allianz Variable Insurance Products Trust - AZL First Trust AZL 5 Fund and
                     AZL First Trust Target Double Play Fund
                               Prospectus [Date]

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SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

SHAREHOLDER INFORMATION

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PRICING OF FUND SHARES

The price of each fund share is based on its Net Asset Value (NAV). The NAV is the current value of a share in a mutual fund. The NAV is calculated by adding the total value of a Fund's investments and other assets, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the Fund:

         NAV = (Total Assets - Liabilities) / Number of Shares Outstanding

Per share NAV for each class of each Fund is determined and its shares are priced at the close of regular trading on the New York Stock Exchange (the "NYSE"), normally at 4:00 p.m. Eastern Time, on days the NYSE is open.

The securities (other than short-term debt securities) of the Funds, are generally valued at current market prices. If market quotations are not available, prices will be based on fair value as determined in good faith by or at the direction of the Board of Trustees. If an event occurs after the pricing of a security has been established for these Funds that would likely cause the value of that security to change, the security may be priced at fair value as determined in good faith by or at the direction of the Board of Trustees.

The effect of using fair value pricing is that the Fund's NAV will be subject to the judgment of the Board of Trustees or its designees instead of being determined by the market. In addition, foreign securities acquired by a Fund may be valued in foreign markets on days when the Fund's NAV is not calculated. In such cases, the NAV of a Fund may be significantly affected on days when investors cannot buy or sell shares.


--------------------------------------------------------------------------------
PURCHASE AND REDEMPTION OF SHARES

Investors may not purchase or redeem shares of the Funds directly, but only through the variable annuity contracts offered through the separate accounts of participating insurance companies. You should refer to the prospectus of the participating insurance company's variable for information on how to purchase a variable annuity contract, how to select specific VIP Funds as investment options for your contract and how to redeem monies from the Funds.

THE DISTRIBUTOR MAY REJECT A PURCHASE ORDER IF IT CONSIDERS IT IN THE BEST INTEREST OF THE FUND AND ITS SHAREHOLDERS.

Orders for the purchase and redemption of shares of a Fund received before the NYSE closes are effected at the per share NAV determined as of the close of trading on the NYSE (generally 4:00 p.m. Eastern Time) that day. Orders received after the NYSE closes are processed at the next calculated NAV. Payment for redemption will be made by the Funds within 7 days after the request is received.

The Funds may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the Securities and Exchange Commission. The Funds do not assess any fees when they sell or redeem their shares.

The Funds currently permit an exchange between individual Funds in which the "sale" of shares of one Fund and the "purchase" of shares of another Fund occur on the same day, rather than on successive days. These transactions are processed at the NAV of the respective Funds on the day the exchange occurs. This exchange privilege may be modified for shareholders that the Manager identifies as engaging in market timing or other abusive trading activities. Pursuant to this modified exchange privilege, the exchange will occur at a time and at a NAV that is established no less than 24 hours after our receipt of exchange instructions in good order.

Each Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a large redemption that could affect Fund operations (for example, more than 1% of a Fund's net assets). If a Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

 The Allianz Variable Insurance Products Trust - AZL First Trust AZL 5 Fund and
                     AZL First Trust Target Double Play Fund
                               Prospectus [Date]

--------------------------------------------------------------------------------
SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MARKET TIMING

The Funds are not designed for professional market timing organizations or other persons using programmed, large or frequent exchanges. Such activity may be disruptive to the Funds. For this reason, your ability to make transfers may be subject to modification if the Funds or the issuer of a variable annuity through which the Funds are sold determines, in their sole opinion, that the exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other owners.

Frequent transfers, programmed transfers, transfers into and then out of a Fund in a short period of time, and transfers of large amounts at one time (collectively referred to as "potentially disruptive trading") may have harmful effects for other persons with money allocated to a Fund. These risks and harmful effects include:

O dilution of the interests of long-term investors, if market timers or others transfer into the Fund at prices that are below their true value or transfer out of the Fund at prices that are higher than their true value;

O an adverse effect on portfolio management, such as causing the Fund to maintain a higher level of cash than would otherwise be the case, or causing the Fund to liquidate investments prematurely; and

O   increased brokerage and administrative expenses.

Since the AZL First Trust AZL 5 Fund invests significantly in foreign securities and small cap securities, it may be particularly vulnerable to market timing. Market timing in Funds investing significantly in foreign securities may occur because of time zone differences between the foreign markets on which a Fund's international portfolio securities trade and the time as of which the Fund's NAV is calculated. Market timing in Funds investing significantly in small cap securities may occur if market prices are not readily available for all of a Fund's holdings. Market timers may purchase shares of a fund based on events occurring after foreign market closing prices are established but before calculation of the Fund's NAV, or if they believe market prices for small cap securities are not accurately reflected by a Fund. One of the objectives of the Trust's fair value pricing procedures is to minimize the possibilities of this type of market timing. There can be no assurance that other pricing inefficiencies will not create market timing opportunities.

The Board of Trustees of the Funds has adopted a process for attempting to detect and deter market timing activity. However, because the Funds are sold only through variable annuity contracts offered through separate accounts, the detection and deterrence of market timing activities in some instances may be difficult to accomplish at the Fund level, and may be more effective and efficient at the separate account level than at the Fund level. As such, a significant amount of the activity of monitoring and restricting market timing activity may occur at the separate account level. It is possible that this dual monitoring of market timing activity and the allocation of significant responsibility to the issuing insurance company could subject persons allocating money to the Funds to risks. Dual monitoring could result in some owners of variable annuity contracts being treated differently from others resulting in the risk that some owners engaging in disruptive trading may not be detected or restricted promptly while others may bear the ill effects of this disruptive trading. Your variable annuity prospectus contains a description of the market timing detection and deterrence policy at the contract level.

The Funds and the separate accounts through which they are sold face certain obstacles in identifying and deterring excessive trading activity. Initially, it may not be clear when a person purchases a contract or policy that he or she is a market timer or might engage in excessive trading activity. As such, it may be only after sale of a contract and after a pattern of trading activity becomes apparent and is detected that restrictions may be put in place. In addition, there is currently no generally accepted definition of what constitutes unacceptable "market timing." Issuers generally adopt guidelines that attempt to define unacceptable activity based on the combined concept of "frequent", "large" trades. This may, however, be an imprecise test, and it can be expected that different funds sold through contracts may impose somewhat different standards. In addition, inappropriate transfers may involve both one of the Funds and a fund managed by a totally separate trust, with the result that the Funds may not be best positioned to identify inappropriate transfers. Moreover, contracts by their terms may permit a minimum number of transfers per year. The Funds anticipate that they will work actively with the issuers of contracts to monitor and regulate trading activity.

In the event that the Funds detect what they believe may constitute potentially disruptive trading, the Funds typically would notify the insurance company issuing the Contract that is engaging in the trading. The Funds and insurance company would come to an agreement regarding the action to take against the activities found to be inappropriate. When the Funds are satisfied with the


 The Allianz Variable Insurance Products Trust - AZL First Trust AZL 5 Fund and
                     AZL First Trust Target Double Play Fund
                               Prospectus [Date]

--------------------------------------------------------------------------------
SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

proposed action, the insurance company would impose it. Such action may include restricting or prohibiting purchases or transfers into certain funds, or requiring that all purchases and transfer requests be sent by U.S. mail. Due to the discretionary nature of our policies and restrictions, it is possible that they would not be imposed uniformly and as a result, some owners of the variable annuity contracts will be treated differently from others resulting in the risk that some owners engaging in disruptive trading may not be detected or restricted promptly while others may bear the ill effects of this disruptive trading.

In order to attempt to protect the Funds and the owners of contracts that invest in the Funds, we have adopted certain market timing policies and procedures. Pursuant to these policies and procedures, we can modify or restrict your transfer privileges for some or all of the Funds. The modifications and restrictions we may apply include (but are not limited to):

O limiting the frequency of transfers by a contract owner (for example, prohibit more than one transfer a week, or more than two a month, etc.);
O restricting the method of making a transfer (for example, requiring that all transfers be sent by first class U.S. mail and rescinding the telephone, fax or website transfer privileges);
O requiring a minimum time period between each transfer (for example, prohibiting transfers into a particular Fund within a specified period of time after a transfer out of that Fund);
O not accepting transfer requests made for a specific contract or contract owner or his or her agent or by an asset allocation and/or market timing service;
O   limiting the dollar amount that may be transferred by a contract owner into or out of any Fund at any one time;
O   imposing redemption fees on short-term trading;
O   prohibiting purchases and transfers into specific Investment Options; and
O   imposing other limitations or restrictions.

The Funds have reserved the right to impose restrictions on exchange privileges or to reject a purchase or redemption order if, in the judgment of the Manager or a subadviser, a Fund would be unable to invest effectively in accordance with its investment objectives and policies. Excessive exchange activity can disrupt management strategy and increase expenses, which are borne by all shareholders, regardless of their activity.

The Funds or the issuers of contracts may make exceptions when imposing transfer restrictions if they determine a transfer is appropriate although it may technically violate policies and procedures. Factors that may, but are not required to be taken into consideration include the relative size of a transaction, whether the transaction was purely a defensive transfer into the AZL Money Market Fund, and whether the transaction involved an error or similar event.

We cannot guarantee that:
O the Funds' monitoring will be 100% successful in detecting all potentially disruptive trading activity; or
O   the Funds' policies and procedures will
    successfully deter all potentially disruptive trading.

The Funds retain some discretion in determining what actions constitute potentially disruptive trading and in determining when and how to impose trading restrictions. Therefore, persons engaging in potentially disruptive trading may be subjected to some uncertainty as to when and in what form trading restrictions may be applied, and persons not engaging in potentially disruptive trading may not know precisely what actions will be taken against a person engaging in potentially disruptive trading. The retention of some level of discretion may result in disparate treatment among market timers and it is possible that other owners could incur adverse consequences if some owners are able to engage in practices that may constitute market timing that result in negative effects.


--------------------------------------------------------------------------------
DISTRIBUTION (12B-1) FEES
12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the distribution of the Funds' shares in connection with the variable products through which Fund shares are sold. 12b-1 fees are paid from Fund assets on an ongoing basis. Over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The Funds pay an annual Rule 12b-1 fee in the maximum amount of 0.25% of their average daily net assets.

 The Allianz Variable Insurance Products Trust - AZL First Trust AZL 5 Fund and
                     AZL First Trust Target Double Play Fund
                               Prospectus [Date]

--------------------------------------------------------------------------------
SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES

Any income a Fund receives is paid out, less expenses, in the form of dividends to its shareholders. Shares begin accruing dividends on the day they are purchased. Income dividends are usually paid annually. Capital gains for the Funds are distributed at least annually.

All dividends and capital gain distributions will be automatically reinvested in additional shares of a Fund at the NAV of such shares on the payment date.

Each Fund is treated as a separate corporate entity for tax purposes. Each Fund intends to elect to be treated as a regulated investment company and each Fund intends to qualify for such treatment for each taxable year under Subchapter M of the Internal Revenue Code of 1986, as amended. In addition, each Fund will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a given issuer generally are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable. If a Fund fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Fund at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Provided that a Fund and a separate account investing in the Fund satisfy applicable tax requirements, any distributions from the Fund to the separate account will be exempt from current federal income taxation to the extent that such distributions accumulate in a variable annuity contract.

Persons investing in variable annuity contracts should refer to the prospectuses with respect to such contracts for further information regarding the tax treatment of the contracts and the separate accounts in which the contracts are invested.

 The Allianz Variable Insurance Products Trust - AZL First Trust AZL 5 Fund and
                     AZL First Trust Target Double Play Fund
                               Prospectus [Date]

This Prospectus is intended for use only when accompanied or preceded by a variable product prospectus.

FOR MORE INFORMATION ABOUT THE FUNDS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

ANNUAL/SEMI-ANNUAL REPORTS (REPORTS):
Each Fund's annual and semi-annual reports to shareholders will contain additional information about the Funds' investments. In the annual reports, once they are available, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

PROXY VOTING RECORDS
Once they are available, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request, by accessing the Allianz Life website at https://www.allianzlife.com/ProductsServices/Annuities/Variable/ OptionInfo.aspx or by accessing the SEC's EDGAR database via the Internet at www.sec.gov.

STATEMENT OF ADDITIONAL INFORMATION (SAI):
The SAI provides more detailed information about the Funds, including their respective operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.

You can get free copies of Reports and the SAI by accessing the Allianz Life website at https://www.allianzlife.com/ProductsServices/Annuities/Variable/
OptionInfo.aspx, or request other information and discuss your questions about the Allianz VIP Funds by contacting a broker or bank that sells the Funds.
Or contact the Funds at:

    ALLIANZ VIP FUNDS
    3435 STELZER ROAD
    COLUMBUS, OHIO 43219
    1-877-833-7113

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION:
You can obtain copies of Fund documents from the SEC as follows:

IN PERSON:
Public Reference Room in Washington, D.C. For hours of operation, call 1-202-551-8090.

BY MAIL:
Securities and Exchange Commission
Public Reference Section
100 F Street NE
Washington, D.C. 20549

ON THE EDGAR DATABASE VIA THE INTERNET:
www.sec.gov

BY ELECTRONIC REQUEST:
publicinfo@sec.gov.

The SEC charges a fee to copy any documents.





Investment Company Act file no. 811-9491



                  PART B - Statement of Additional Information
                  ____________________________________________



--------------------------------------------------------------------------------
THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.
--------------------------------------------------------------------------------


                       STATEMENT OF ADDITIONAL INFORMATION


                           AZL FIRST TRUST AZL 5 FUND
                     AZL FIRST TRUST TARGET DOUBLE PLAY FUND

                    EACH A "FUND" AND COLLECTIVELY "FUNDS" OF
             ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST (THE "TRUST")
                               DECEMBER ___, 2006

This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Prospectus for the AZL First Trust AZL 5 Fund and the AZL First Trust Target Double Play Fund dated December ___, 2006, which may be supplemented from time to time. This Statement of Additional Information is incorporated by reference in its entirety into the Prospectus. Copies of the Prospectus and Shareholder Reports (once the Shareholder Reports become available) may be obtained without charge, upon request, by writing the Trust at 3435 Stelzer Road, Columbus, Ohio 43219, or by calling toll free 1-877-833-7113.

                                TABLE OF CONTENTS
       INVESTMENT STRATEGIES AND POLICIES......................................2
          THE FUNDS............................................................2
       ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES.3
          BANK OBLIGATIONS.....................................................4
          LOAN PARTICIPATIONS..................................................4
          DELAYED FUNDING LOANS AND REVOLVING CREDIT FACILITIES................4
          COMMERCIAL PAPER.....................................................5
          VARIABLE AND FLOATING RATE DEMAND AND MASTER DEMAND NOTES............5
          FOREIGN SECURITIES...................................................5
          SECURITIES OF OTHER INVESTMENT COMPANIES.............................7
          U.S. GOVERNMENT OBLIGATIONS..........................................8
          WHEN-ISSUED AND DELAYED DELIVERY SECURITIES..........................8
          MORTGAGE-RELATED SECURITIES..........................................9
          ZERO COUPON AND PAY-IN-KIND SECURITIES..............................11
          TAXABLE AND TAX EXEMPT MUNICIPAL SECURITIES.........................11
          CORPORATE DEBT SECURITIES...........................................11
          STRUCTURED NOTES....................................................12
          ILLIQUID SECURITIES.................................................13
          REPURCHASE AGREEMENTS...............................................13
          REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLL AGREEMENTS............14
          DERIVATIVE INSTRUMENTS..............................................14
          OPTIONS TRADING.....................................................15
          FUTURES CONTRACTS...................................................16
          RISKS OF FUTURES AND OPTIONS INVESTMENTS............................16
          FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS.........................17
          FOREIGN CURRENCY OPTIONS AND FUTURES TRANSACTIONS...................17
          LENDING OF PORTFOLIO SECURITIES.....................................18
          COMMON STOCKS.......................................................18
          PREFERRED STOCKS....................................................18
          CONVERTIBLE SECURITIES..............................................19
          SPECIAL SITUATION COMPANIES.........................................19
          WARRANTS AND RIGHTS.................................................19
          REAL ESTATE INVESTMENT TRUSTS.......................................19
          SHORT SALES AGAINST THE BOX.........................................20
          RISKS OF TECHNIQUES INVOLVING LEVERAGE..............................20
          SWAP AGREEMENTS.....................................................21
          EVENT-LINKED EXPOSURE...............................................22
       INVESTMENT RESTRICTIONS................................................23
       PORTFOLIO TURNOVER.....................................................24
       DISCLOSURE OF PORTFOLIO HOLDINGS.......................................24
       ADDITIONAL PURCHASE AND REDEMPTION INFORMATION.........................26
          NET ASSET VALUE.....................................................26
          VALUATION OF THE FUNDS..............................................26
          REDEMPTION IN KIND..................................................26
       MANAGEMENT OF THE TRUST................................................27
          TRUSTEES AND OFFICERS...............................................27
          CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.................31
          THE MANAGER.........................................................31
          THE SUBADVISER......................................................33
          PORTFOLIO MANAGER COMPENSATION......................................35
          PORTFOLIO MANAGER OWNERSHIP OF SECURITIES IN THE FUNDS..............35
          AFFILIATED PERSONS..................................................35
          PORTFOLIO TRANSACTIONS..............................................35

                                       i
                  The Allianz Variable Insurance Products Trust
 AZL First Trust AZL 5 Fund - AZL First Trust Target Double Play Fund SAI [Date]

          AFFILIATED BROKERS..................................................36
          ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT...................36
          DISTRIBUTOR.........................................................37
          CUSTODIAN...........................................................38
          INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.......................38
          LEGAL COUNSEL.......................................................38
          CODES OF ETHICS.....................................................38
          LICENSING ARRANGEMENTS..............................................39
       ADDITIONAL INFORMATION.................................................41
          DESCRIPTION OF SHARES...............................................41
          VOTE OF A MAJORITY OF THE OUTSTANDING SHARES........................42
          ADDITIONAL TAX INFORMATION..........................................42
          ADDITIONAL TAX INFORMATION CONCERNING THE FUNDS.....................44
          PERFORMANCE INFORMATION.............................................45
          YIELDS OF THE FUNDS.................................................45
          CALCULATION OF TOTAL RETURN.........................................46
          MISCELLANEOUS.......................................................46
          FINANCIAL STATEMENTS................................................46
          PROXY VOTING POLICIES AND PROCEDURES................................46
       APPENDIX A.............................................................47
          COMMERCIAL PAPER RATINGS............................................47
          CORPORATE AND LONG-TERM DEBT RATINGS................................49
       APPENDIX B -- PROXY VOTING POLICIES....................................52
          ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST...........................52
          ALLIANZ LIFE ADVISERS, LLC (AZL)....................................54
          FIRST TRUST PROXY VOTING POLICY.....................................57

                                       ii
                  The Allianz Variable Insurance Products Trust
 AZL First Trust AZL 5 Fund - AZL First Trust Target Double Play Fund SAI [Date]

                       STATEMENT OF ADDITIONAL INFORMATION

The Trust is an open-end management company organized in July 1999 as a Delaware business trust. The Trust offers 32 variable net asset value funds, including the AZL First Trust AZL 5 Fund and the AZL First Trust Target Double Play Fund (which the Trust will begin offering on or about January 2, 2007), and one money market fund as investment options. The funds of the Trust (individually a "VIP Fund" and collectively the "VIP Funds") include the following:

AZL AIM Basic Value Fund
AZL AIM International Equity Fund
AZL Columbia Technology Fund (formerly AZL Oppenheimer Emerging Technologies
Fund)
AZL Davis NY Venture Fund
AZL Dreyfus Founders Equity Growth Fund
AZL Dreyfus Premier Small Cap Value Fund
AZL First Trust AZL 5 Fund
AZL First Trust Target Double Play Fund
AZL Franklin Small Cap Value Fund
AZL Jennison 20/20 Focus Fund
AZL Jennison Growth Fund
AZL Legg Mason Growth Fund
AZL Legg Mason Value Fund
AZL Money Market Fund
AZL Neuberger Berman Regency Fund
AZL OCC Opportunity Fund (formerly AZL Oppenheimer Emerging Growth Fund)
AZL OCC Renaissance Fund
AZL OCC Value Fund
AZL Oppenheimer Developing Markets Fund
AZL Oppenheimer Global Fund
AZL Oppenheimer International Growth Fund
AZL Oppenheimer Main Street Fund
AZL PIMCO Fundamental indexPLUS Total Return Fund
AZL Salomon Brothers Large Cap Growth Fund
AZL Salomon Brothers Small Cap Growth Fund
AZL Van Kampen Aggressive Growth Fund
AZL Van Kampen Comstock Fund
AZL Van Kampen Emerging Growth Fund
AZL Van Kampen Equity and Income Fund
AZL Van Kampen Global Franchise Fund
AZL Van Kampen Global Real Estate Fund
AZL Van Kampen Growth and Income Fund
AZL Van Kampen Mid Cap Growth Fund

See "Additional Information - Description of Shares" for further information regarding the VIP Funds.

The Trust is established exclusively for the purpose of providing an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of various life insurance companies (the "Participating Insurance Companies"). Shares of the Trust are not offered to the general public but solely to such separate accounts (the "Separate Accounts").

Much of the information contained in this Statement of Additional Information ("SAI") expands upon subjects discussed in the Prospectus of the Funds described above. Capitalized terms not defined herein are defined in the Prospectus. No investment in shares of a Fund should be made without first reading the Funds' Prospectus.

                                       1
                  The Allianz Variable Insurance Products Trust
 AZL First Trust AZL 5 Fund - AZL First Trust Target Double Play Fund SAI [Date]

--------------------------------------------------------------------------------
INVESTMENT STRATEGIES AND POLICIES

THE FUNDS

AZL FIRST TRUST AZL 5 FUND ("FIRST TRUST AZL 5 FUND")
AZL FIRST TRUST TARGET DOUBLE PLAY FUND ("FIRST TRUST TARGET DOUBLE PLAY FUND")

In addition to the information shown in the table under "Additional Information on Portfolio Instruments and Investment Policies," the following sets forth specific limitations in certain investments for the Funds. These limitations may be changed without a shareholder vote, except for those designated as fundamental under the section entitled "Investment Restrictions" in this Statement of Additional Information. Fundamental limitations may be changed by a vote of the majority of the outstanding shares of a particular Fund. A majority means the lesser of (a) 67% of the voting power of the shares of the Fund present at a meeting where more than 50% of the outstanding voting power of the Fund is present in person or by proxy, or (b) more than 50% of the outstanding voting power of the Fund.

FIRST TRUST AZL 5 FUND. The Fund may invest up to up to 15% of its net assets in illiquid securities, including restricted securities (see "Additional Information on Portfolio Instruments and Investment Policies - Illiquid Securities").

FIRST TRUST TARGET DOUBLE PLAY FUND. The Fund may invest up to up to 15% of its net assets in illiquid securities, including restricted securities (see "Additional Information on Portfolio Instruments and Investment Policies - Illiquid Securities").

                                       2
                  The Allianz Variable Insurance Products Trust
 AZL First Trust AZL 5 Fund - AZL First Trust Target Double Play Fund SAI [Date]

--------------------------------------------------------------------------------

ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS AND
INVESTMENT POLICIES

The Funds invest in a variety of securities and employ a number of investment techniques that involve certain risks. The Prospectus for the Funds highlights the principal investment strategies, investment techniques and risks. This SAI contains additional information regarding both the principal and non-principal investment strategies of the Funds. The following table sets forth additional information concerning permissible investments and techniques for each of the Funds. A "Y" in the table indicates that the Fund may purchase or engage in the corresponding instrument or technique. An "N" indicates the Fund (1) is prohibited by investment restriction or policy from purchasing the instrument or engaging in the technique or (2) does not intend to purchase or engage in the corresponding instrument or technique although the Fund is not prohibited from doing so. Following the table is further information describing the investments and techniques listed in the table. Certain strategies of the Funds as described above may modify the information contained in the following pages ("Additional Information" section).


--------------------------------------- ---------- ----------
                                                    FIRST
                                          FIRST     TRUST
                                          TRUST     TARGET
--------------------------------------    AZL 5     DOUBLE
TYPE OF INVESTMENT OR TECHNIQUE           FUND     PLAY FUND
--------------------------------------- ---------- ----------
--------------------------------------- ---------- ----------
U.S. common stocks                          Y          Y
--------------------------------------- ---------- ----------
--------------------------------------- ---------- ----------
Preferred stocks                            Y          Y
--------------------------------------- ---------- ----------
--------------------------------------- ---------- ----------
Small company stocks                        Y          Y
--------------------------------------- ---------- ----------
--------------------------------------- ---------- ----------
Special situation companies                 Y          Y
--------------------------------------- ---------- ----------
--------------------------------------- ---------- ----------
Illiquid securities                         Y          Y
--------------------------------------- ---------- ----------
--------------------------------------- ---------- ----------
Restricted securities                       Y          Y
--------------------------------------- ---------- ----------
--------------------------------------- ---------- ----------
When-issued / delayed-delivery              Y          Y
securities
--------------------------------------- ---------- ----------
--------------------------------------- ---------- ----------
Investment companies (including SPDRs)      Y          Y
--------------------------------------- ---------- ----------
--------------------------------------- ---------- ----------
Real estate investment trusts (REITS)       Y          Y
--------------------------------------- ---------- ----------
--------------------------------------- ---------- ----------
Securities of foreign issuers               Y          Y
--------------------------------------- ---------- ----------
--------------------------------------- ---------- ----------
Depositary receipts                         Y          Y
--------------------------------------- ---------- ----------
--------------------------------------- ---------- ----------
Securities from developing                  Y          N
countries/emerging markets
--------------------------------------- ---------- ----------
--------------------------------------- ---------- ----------
Convertible securities                      Y          Y
--------------------------------------- ---------- ----------
--------------------------------------- ---------- ----------
Long-term corporate debt                    Y          Y
--------------------------------------- ---------- ----------
--------------------------------------- ---------- ----------
Short-term corporate debt                   Y          Y
(commercial paper)
--------------------------------------- ---------- ----------
--------------------------------------- ---------- ----------
Floating and variable rate securities       Y          Y
--------------------------------------- ---------- ----------
--------------------------------------- ---------- ----------
Repurchase agreements                       Y          Y
--------------------------------------- ---------- ----------
--------------------------------------- ---------- ----------
Reverse repurchase agreements               Y          Y
--------------------------------------- ---------- ----------
--------------------------------------- ---------- ----------
Loan Participation Interests                N          N
--------------------------------------- ---------- ----------
--------------------------------------- ---------- ----------
Non-investment grade debt                   N          N
--------------------------------------- ---------- ----------
--------------------------------------- ---------- ----------
Asset Backed Securities                     Y          Y
--------------------------------------- ---------- ----------
--------------------------------------- ---------- ----------
Sovereign debt (foreign)                    N          N
--------------------------------------- ---------- ----------
--------------------------------------- ---------- ----------


--------------------------------------- ---------- ----------
                                                    FIRST
                                          FIRST     TRUST
                                          TRUST     TARGET
--------------------------------------    AZL 5     DOUBLE
TYPE OF INVESTMENT OR TECHNIQUE           FUND     PLAY FUND
--------------------------------------- ---------- ----------
Stripped Mortgage Securities                N          N
--------------------------------------- ---------- ----------
--------------------------------------- ---------- ----------
Bank obligations                            N          N
--------------------------------------- ---------- ----------
--------------------------------------- ---------- ----------
U.S. Government securities Y Y
--------------------------------------- ---------- ----------
--------------------------------------- ---------- ----------
Zero Coupon/Pay-in Kind Securities          N          N
--------------------------------------- ---------- ----------
--------------------------------------- ---------- ----------
Mortgage-related securities                 N          N
--------------------------------------- ---------- ----------
--------------------------------------- ---------- ----------
Collateralized mortgage obligations         N          N
--------------------------------------- ---------- ----------
--------------------------------------- ---------- ----------
Mortgage dollar rolls                       N          N
--------------------------------------- ---------- ----------
--------------------------------------- ---------- ----------
Guaranteed Investment Contracts             N          N
--------------------------------------- ---------- ----------
--------------------------------------- ---------- ----------
Warrants and Rights                         Y          Y
--------------------------------------- ---------- ----------
--------------------------------------- ---------- ----------
Futures                                     N          N
--------------------------------------- ---------- ----------
--------------------------------------- ---------- ----------
Options                                     N          N
--------------------------------------- ---------- ----------
--------------------------------------- ---------- ----------
Foreign currency options and futures        Y          Y
--------------------------------------- ---------- ----------
--------------------------------------- ---------- ----------
Forward currency contracts                  Y          Y
--------------------------------------- ---------- ----------
--------------------------------------- ---------- ----------
Borrowing money                             Y          Y
--------------------------------------- ---------- ----------
--------------------------------------- ---------- ----------
Lending portfolio securities                Y          Y
--------------------------------------- ---------- ----------
--------------------------------------- ---------- ----------
Short sales (against the box)               N          N
--------------------------------------- ---------- ----------
--------------------------------------- ---------- ----------
Taxable and tax exempt                      N          N
municipal securities
--------------------------------------- ---------- ----------
--------------------------------------- ---------- ----------
Swap Agreements                             N          N
--------------------------------------- ---------- ----------
--------------------------------------- ---------- ----------
Money market instruments                    Y          Y
--------------------------------------- ---------- ----------
--------------------------------------- ---------- ----------
Delayed funding loans and revolving         N          N
credit facilities
--------------------------------------- ---------- ----------
--------------------------------------- ---------- ----------
Structured notes                            N          N
--------------------------------------- ---------- ----------
--------------------------------------- ---------- ----------
Event-linked exposure                       N          N
--------------------------------------- ---------- ----------

                                       3
                  The Allianz Variable Insurance Products Trust
 AZL First Trust AZL 5 Fund - AZL First Trust Target Double Play Fund SAI [Date]

BANK OBLIGATIONS

Certain VIP Funds may invest in bank obligations consisting of bankers' acceptances, certificates of deposit and time deposits.

Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers' acceptances invested in by the VIP Funds will be those guaranteed by domestic and foreign banks having, at the time of investment, capital, surplus and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements).

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Certificates of deposit and time deposits will be those of domestic and foreign banks and savings and loan associations if (a) at the time of investment, the depository or institution has capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of its most recently published financial statements), or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation.

Certain VIP Funds may also invest in Eurodollar certificates of deposit ("Euro CDs"), which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Yankee certificates of deposit ("Yankee CDs") which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States; Eurodollar time deposits ("ETDs") which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or foreign bank; and Canadian time deposits, which are basically the same as ETDs, except they are issued by Canadian offices of major Canadian banks.

Eurodollar and Yankee bank obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes, and the expropriation or nationalization of foreign issues.

LOAN PARTICIPATIONS

Loans, loan participations and interests in securitized loan pools are interests in amounts owed by a corporate, governmental or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

DELAYED FUNDING LOANS AND REVOLVING CREDIT FACILITIES

Certain VIP Funds may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring a VIP Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that a VIP Fund is committed to advance additional funds, it will at all times segregate or "earmark" assets, determined to be liquid in accordance with procedures established by the Board of Trustees, in an amount sufficient to meet such commitments.

Certain VIP Funds may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a VIP Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. The VIP Funds currently intend to treat delayed funding loans and revolving credit facilities for which there is no readily available market as illiquid for purposes of the VIP Funds' limitation on illiquid investments. For a further discussion of the risks involved in investing in Loan Participations and other forms of direct indebtedness see "Loan Participations."


                                       4
                  The Allianz Variable Insurance Products Trust
 AZL First Trust AZL 5 Fund - AZL First Trust Target Double Play Fund SAI [Date]

Participation interests in revolving credit facilities will be subject to the limitations discussed in "Loan Participations." Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of the Trust's investment restriction relating to the lending of funds or assets by a Portfolio.

COMMERCIAL PAPER

Commercial paper consists of unsecured promissory notes issued by corporations. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of less than 9 months and fixed rates of return.

Certain VIP Funds may invest in commercial paper rated in any rating category or not rated by a nationally recognized statistical rating organization ("NRSRO"). In general, investment in lower-rated instruments is more risky than investment in instruments in higher-rated categories. For a description of the rating symbols of each NRSRO, see Appendix A. The VIP Funds may also invest in U.S. dollar denominated commercial paper, including U.S. dollar denominated commercial paper issued by a Canadian corporation or issued by a European-based corporation.

VARIABLE AND FLOATING RATE DEMAND AND MASTER DEMAND NOTES

Certain VIP Funds may, from time to time, buy variable rate demand notes issued by corporations, bank holding companies and financial institutions and similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. These securities will typically have a maturity in the 5 to 20 year range but carry with them the right of the holder to put the securities to a remarketing agent or other entity on short notice, typically seven days or less. The obligation of the issuer of the put to repurchase the securities is backed up by a letter of credit or other obligation issued by a financial institution. The purchase price is ordinarily par plus accrued and unpaid interest. Ordinarily, the remarketing agent will adjust the interest rate every seven days (or at other intervals corresponding to the notice period for the put), in order to maintain the interest rate at the prevailing rate for securities with a seven-day maturity.

Variable amount master demand notes in which certain VIP Funds may invest are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a VIP Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a VIP Fund may demand payment of principal and accrued interest at any time. While the notes are not rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial and other business concerns) must satisfy the same criteria set forth above for commercial paper. The Subadviser will consider the earning power, cash flow, and other liquidity ratios of such notes and will continuously monitor the financial status and ability to make payment on demand. In determining dollar weighted average maturity, a variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next interest rate adjustment or the period of time remaining until the principal amount can be recovered from the issuer through demand.

FOREIGN SECURITIES

Certain VIP Funds may invest in securities of foreign issuers. Investing in foreign securities (including through the use of depository receipts) involves certain special considerations which are not typically associated with investing in United States securities. Since investments in foreign companies will frequently involve currencies of foreign countries, and since a VIP Fund may hold securities and funds in foreign currencies, a VIP Fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, if any, and may incur costs in connection with conversions between various currencies. Most foreign stock markets, while growing in volume of trading activity, have less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than in the United States and, at times, volatility of price can be greater than in the United States. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on United States exchanges, although each VIP Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed companies in foreign countries than in the United States. In addition, with respect to certain foreign countries, there is the possibility of exchange control restrictions, expropriation or confiscatory taxation, and political, economic or social instability, which could affect investments in those countries. Foreign securities, such as those purchased by a VIP Fund, may be subject to foreign government taxes, higher custodian fees, higher brokerage costs and dividend collection fees which could reduce the yield on such securities.



                                       5
                  The Allianz Variable Insurance Products Trust
 AZL First Trust AZL 5 Fund - AZL First Trust Target Double Play Fund SAI [Date]

Foreign economies may differ favorably or unfavorably from the U.S. economy in various respects, including growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments positions. Many foreign securities are less liquid and their prices more volatile than comparable U.S. securities. From time to time, foreign securities may be difficult to liquidate rapidly without adverse price effects.

Many European countries have adopted a single European currency, commonly referred to as the "euro." The long-term consequences of the euro conversion on foreign exchange rates, interest rates and the value of European securities, all of which may adversely affect the VIP Fund(s), are still uncertain.

INVESTMENT IN COMPANIES IN DEVELOPING COUNTRIES/EMERGING MARKETS. Certain VIP Funds may invest from time to time in companies in developing countries as well as in developed countries. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of industrialization.

Shareholders should be aware that investing in the equity and fixed income markets of developing countries involves exposure to unstable governments, economies based on only a few industries, and securities markets which trade a small number of securities. Securities markets of developing countries tend to be more volatile than the markets of developed countries; however, such markets have in the past provided the opportunity for higher rates of return to investors.

The value and liquidity of investments in developing countries may be affected favorably or unfavorably by political, economic, fiscal, regulatory or other developments in the particular countries or neighboring regions. The extent of economic development, political stability and market depth of different countries varies widely. For example, certain countries, including, China, Indonesia, Malaysia, the Philippines, Thailand, and Vietnam are either comparatively underdeveloped or are in the process of becoming developed. Such investments typically involve greater potential for gain or loss than investments in securities of issuers in developed countries.

The securities markets in developing countries are substantially smaller, less liquid and more volatile than the major securities markets in the United States. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by a VIP Fund. Similarly, volume and liquidity in the bond markets in developing countries are less than in the United States and, at times, price volatility can be greater than in the United States. A limited number of issuers in developing countries' securities markets may represent a disproportionately large percentage of market capitalization and trading volume. The limited liquidity of securities markets in developing countries may also affect the VIP Fund's ability to acquire or dispose of securities at the price and time it wishes to do so. Accordingly, during periods of rising securities prices in the more illiquid securities markets, the VIP Fund's ability to participate fully in such price increases may be limited by its investment policy of investing not more than 15% (10% for certain VIP Funds) of its net assets in illiquid securities. Conversely, the VIP Fund's inability to dispose fully and promptly of positions in declining markets will cause the VIP Fund's net asset value to decline as the value of the unsold positions is marked to lower prices. In addition, securities markets in developing countries are susceptible to being influenced by large investors trading significant blocks of securities.

Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States. Certain of such countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of the VIP Fund's investments in those countries and the availability to the VIP Fund of additional investments in those countries. In addition, developing countries may have or enact restrictions on the right of foreign investors to repatriate their capital and to remit profits abroad.

Economies of developing countries may differ favorably or unfavorably from the United States' economy in such respects as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Certain developing countries do not have comprehensive systems of laws, although substantial changes have occurred in many such countries in this regard in recent years. Laws regarding fiduciary duties of officers and directors and the protection of shareholders may not be well developed. Even where adequate law exists in such developing countries, it may be impossible to obtain swift and equitable enforcement of such law, or to obtain enforcement of the judgment by a court of another jurisdiction.



                                       6
                  The Allianz Variable Insurance Products Trust
 AZL First Trust AZL 5 Fund - AZL First Trust Target Double Play Fund SAI [Date]

Trading in futures contracts on foreign commodity exchanges may be subject to the same or similar risks as trading in foreign securities.

DEPOSITARY RECEIPTS. For many foreign securities, U.S. dollar-denominated American Depositary Receipts ("ADRs"), which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. ADRs represent an interest in the securities of a foreign issuer deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all of the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers' stock, a VIP Fund can avoid currency risks during the settlement period for either purchases or sales. In general, there is a large liquid market in the United States for many ADRs. Certain VIP Funds may also invest in European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") which are receipts evidencing an arrangement with European and other banks similar to that for ADRs and are designed for use in European and other securities markets. EDRs and GDRs are not necessarily denominated in the currency of the underlying security.

Certain depositary receipts, typically those categorized as unsponsored, require the holders to bear most of the costs of such facilities while issuers of sponsored facilities normally pay more of the costs. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

FOREIGN SOVEREIGN DEBT. Certain VIP Funds may invest in sovereign debt obligations issued by foreign governments. To the extent that a VIP Fund invests in obligations issued by developing or emerging markets, these investments involve additional risks. Sovereign obligors in developing and emerging market countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiation, new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit for finance interest payments. Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the foreign sovereign debt securities in which a VIP Fund may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect the VIP Fund's holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

SECURITIES OF OTHER INVESTMENT COMPANIES

A VIP Fund may not invest in shares of other mutual funds in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act. However, as permitted by the Investment Company Act of 1940, a VIP Fund may invest in securities issued by other investment companies, so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of a VIP Fund's total assets will be invested in the securities of any one investment company;
(b) not more than 10% of the value of a VIP Fund's total assets will be invested in the securities of investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by a VIP Fund. As a shareholder of another investment company, a VIP Fund would bear, along with other shareholders, its pro rata portion of that company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the VIP Fund bears directly in connection with its own operations. Investment companies in which a VIP Fund may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by the VIP Fund and, therefore, will be borne indirectly by shareholders.

EXCHANGE TRADED FUNDS. The VIP Funds may invest in investment companies in the form of various exchange traded funds ("ETFs"), subject to the VIP Fund's investment objectives, policies, and strategies as described in the Prospectus. ETFs are baskets of securities that, like stocks, trade on exchanges such as the American Stock Exchange and the New York Stock Exchange. ETFs are priced continuously and trade throughout the day. ETFs may track a securities index, a particular market sector, or a particular segment of a securities index or market sector. Some types of ETFs include:

o "SPDRS" (S&P's Depositary Receipts), which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of an S&P Index. Holders of SPDRs are entitled to receive proportionate quarterly cash distributions


                                       7
                  The Allianz Variable Insurance Products Trust
 AZL First Trust AZL 5 Fund - AZL First Trust Target Double Play Fund SAI [Date] corresponding to the dividends that accrue to the stocks in the S&P Index's underlying investment portfolio, less any trust expenses.
o "QUBES" (QQQ), which invest in the stocks of the Nasdaq 100 Index, a modified capitalization weighted index that includes the stocks of 100 of the largest and most actively traded non-financial companies quoted through Nasdaq. Qubes use a unit investment trust structure that allows immediate reinvestment of dividends.
o "ISHARES" which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of specific indexes.
o "HOLDRS" (Holding Company Depositary Receipts), which are trust-issued receipts that represent beneficial ownership in a specified group of 20 or more stocks. Unlike other ETFs, a VIP Fund can hold the group of stocks as one asset or unbundle the stocks and trade them separately, according to the VIP Fund's investment strategies.

ETFs involve many of the same risks associated with individual stocks. ETFs are subject to market risk where the market as a whole, or that specific sector, may decline. ETFs that invest in volatile stock sectors, such as foreign issuers, smaller companies, or technology, are subject to the additional risks to which those sectors are subject. ETFs may trade at a discount to the aggregate value of the underlying securities. The underlying securities in an ETF may not follow the price movements of an entire industry, sector or index. Trading in an ETF may be halted if the trading in one or more of the ETF's underlying securities is halted. Although expense ratios for ETFs are generally low, frequent trading of ETFs by a VIP Fund can generate brokerage expenses.

U.S. GOVERNMENT OBLIGATIONS

Certain VIP Funds may invest in obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, including bills, notes and bonds issued by the U.S. Treasury.

Obligations of certain agencies and instrumentalities of the U.S. government, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of Fannie Mae ("FNMA"), are supported by the right of the issuer to borrow from the Treasury; still others, such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation ("FHLMC"), are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities, such as FNMA, SLMA, or the FHLMC, since it is not obligated to do so by law. These agencies or instrumentalities are supported by the issuer's right to borrow specific amounts from the U.S. Treasury, the discretionary authority of the U.S. government to purchase certain obligations from such agencies or instrumentalities, or the credit of the agency or instrumentality.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

Certain VIP Funds may purchase securities on a "when-issued" or "delayed delivery" basis. A VIP Fund will engage in when-issued and delayed delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objectives and policies, not for investment leverage, although such transactions represent a form of leveraging. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve risk that the yield obtained in the transaction will be less than that available in the market when the delivery takes place. A VIP Fund will not pay for such securities or start earning interest on them until they are received. When a VIP Fund agrees to purchase securities on a "when-issued" or "delayed delivery" basis, the Trust's Custodian will set aside cash or liquid securities equal to the amount of the commitment in a separate account. Normally, the Custodian will set aside portfolio securities to satisfy the purchase commitment, and in such case, a VIP Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of a VIP Fund's commitment. It may be expected that a VIP Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. In addition, because a VIP Fund will set aside cash or liquid securities to satisfy its purchase commitments in the manner described above, a VIP Fund's liquidity and the ability of the Subadviser to manage it might be affected in the event its commitments to purchase "when-issued" or "delayed delivery" securities ever exceeded 25% of the value of its total assets.

Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. In when-issued and delayed delivery transactions, a VIP Fund relies on the seller to complete the transaction; the seller's failure to do so may cause such VIP Fund to miss a price or yield considered to be advantageous.


                                       8
                  The Allianz Variable Insurance Products Trust
 AZL First Trust AZL 5 Fund - AZL First Trust Target Double Play Fund SAI [Date]

If a VIP Fund sells a "when-issued" or "delayed delivery" security before a delivery, any gain would be taxable.

MORTGAGE-RELATED SECURITIES
Certain VIP Funds may, consistent with their investment objective and policies, invest in mortgage-related securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. In addition, certain VIP Funds may invest in mortgage-related securities issued by non-governmental entities, including collateralized mortgage obligations structured as pools of mortgage pass-through certificates or mortgage loans, subject to the rating limitations described in the Prospectus.

Mortgage-related securities, for purposes of the Prospectus and this Statement of Additional Information, represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as GNMA and government-related organizations such as FNMA and the FHLMC, as well as by non-governmental issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or are otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. Accelerated prepayments have an adverse impact on yields for pass-through securities purchased at a premium (i.e., a price in excess of principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is prepaid. The opposite is true for pass-through securities purchased at a discount. The VIP Funds may purchase mortgage-related securities at a premium or at a discount. If a VIP Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment, thereby shortening the life of the security and shortening the period of time over which income at the higher rate is received. When interest rates are rising, though, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-related security's average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security's return to the VIP Funds. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return the VIP Funds will receive when these amounts are reinvested.

There are a number of important differences among the agencies and the instrumentalities of the U.S. government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guaranty is backed by the full-faith and credit of the United States. GNMA is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. GNMA certificates are also supported by the authority of the GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by FHLMC include FHLMC mortgage participation certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, organized pursuant to an Act of Congress, which is owned entirely by the Federal Home Loan banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

Mortgage-related securities in which the VIP Funds may invest may also include collateralized mortgage obligations ("CMOs"). CMOs are debt obligations issued generally by finance subsidiaries or trusts that are secured by mortgage-backed certificates, including, in many cases, certificates issued by government-related guarantors, including GNMA, FNMA and FHLMC, together with certain funds and other collateral. Although payment of the principal of and


                                       9
                  The Allianz Variable Insurance Products Trust
 AZL First Trust AZL 5 Fund - AZL First Trust Target Double Play Fund SAI [Date] interest on the mortgage-backed certificates pledged to secure the CMOs may be guaranteed by GNMA, FNMA or FHLMC, the CMOs represent obligations solely of the issuer and are not insured or guaranteed by GNMA, FHLMC, FNMA or any other governmental agency, or by any other person or entity. The issuers of the CMOs typically have no significant assets other than those pledged as collateral for the obligations.

CMOS ARE ISSUED IN MULTIPLE CLASSES. Each class of CMOs, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the mortgage loans or the mortgage assets underlying the CMOs may cause some or all of the classes of CMOs to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs on a monthly basis.

The principal of and interest on the mortgage assets may be allocated among the several classes of CMOs in various ways. In certain structures (known as "sequential pay" CMOs), payments of principal, including any principal prepayments, on the mortgage assets generally are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

Additional structures of CMOs include, among others, "parallel pay" CMOs. Parallel pay CMOs are those which are structured to apply principal payments and prepayments of the mortgage assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

STRIPPED MORTGAGE SECURITIES. Certain VIP Funds may invest in stripped mortgage securities. Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities are generally illiquid.

Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest ("IO" or interest-only), while the other class will receive the entire principal ("PO" or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the VIP Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by an NRSRO.

In addition to the stripped mortgage securities described above, certain VIP Funds may invest in similar securities such as Super POs and Levered IOs which are more volatile than POs, IOs and IOettes. Risks associated with instruments such as Super POs are similar in nature to those risks related to investments in POs. IOettes represent the right to receive interest payments on an underlying pool of mortgages with similar risks as those associated with IOs. Unlike IOs, the owner also has the right to receive a very small portion of the principal. Risks connected with Levered IOs and IOettes are similar in nature to those associated with IOs. Such VIP Funds may also invest in other similar instruments developed in the future that are deemed consistent with its investment objective, policies and restrictions. POs may generate taxable income from the current accrual of original issue discount, without a corresponding distribution of cash to the VIP Fund.

Certain VIP Funds may also purchase stripped mortgage-backed securities for hedging purposes to protect the VIP Fund against interest rate fluctuations. For example, since an IO will tend to increase in value as interest rates rise, it may be utilized to hedge against a decrease in value of other fixed-income securities in a rising interest rate environment. With respect to IOs, if the underlying mortgage securities experience greater than anticipated prepayments of principal, the VIP Fund may fail to recoup fully its initial investment in these securities even if the securities are rated in the highest rating category by an NRSRO. Stripped mortgage-backed securities may exhibit greater price


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volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The market value of the class consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. The yields on stripped mortgage-backed securities that receive all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped. The market for CMOs and other stripped mortgage-backed securities may be less liquid if these securities lose their value as a result of changes in interest rates; in that case, a VIP Fund may have difficulty in selling such securities.

ZERO COUPON AND PAY-IN-KIND SECURITIES

Certain VIP Funds may invest in zero coupon bonds and pay-in-kind securities. Zero coupon bonds (which do not pay interest until maturity) and pay-in-kind securities (which pay interest in the form of additional securities) may be more speculative and may fluctuate more in value than securities which pay income periodically and in cash. In addition, although a VIP Fund receives no periodic cash payments from such investments, applicable tax rules require the VIP Fund to accrue and pay out its income from such securities annually as income dividends.

TAXABLE AND TAX EXEMPT MUNICIPAL SECURITIES

Certain VIP Funds may invest in municipal securities. Municipal securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately-operated facilities are included within the term municipal securities, only if the interest paid thereon is exempt from federal taxes.

Other types of municipal securities include short-term General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Project Notes, Tax-Exempt Commercial Paper, Construction Loan Notes and other forms of short-term tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax revenues, the proceeds of bond placements or other revenues.

Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.

The two principal classifications of municipal securities consist of "general obligation" and "revenue" issues. There are, of course, variations in the quality of municipal securities, both within a particular classification and between classifications, and the yields on municipal securities depend upon a variety of factors, including the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. Ratings represent the opinions of an NRSRO as to the quality of municipal securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and municipal securities with the same maturity, interest rate and rating may have different yields, while municipal securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase, an issue of municipal securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase. The Subadviser will consider such an event in determining whether the VIP Fund should continue to hold the obligation.

An issuer's obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions.

CORPORATE DEBT SECURITIES

Depending upon the prevailing market conditions, the Subadviser may purchase debt securities at a discount from face value, which produces a yield greater than the coupon rate. Conversely, if debt securities are purchased at a premium over face value the yield will be lower than the coupon rate. Such obligations,


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in the case of debentures will represent unsecured promises to pay, and in the case of notes and bonds, may be secured by mortgages on real property or security interests in personal property and will in most cases differ in their interest rates, maturities and times of issuance.

Certain VIP Funds may invest in securities which are rated the fourth highest rating group assigned by an NRSRO (e.g., securities rated BBB by S&P or Baa by Moody's) or, if not rated, are of comparable quality as determined by the Subadviser ("Medium-Grade Securities"). After purchase by a VIP Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the VIP Fund. Neither event will require a sale of such security by the VIP Fund. A split rated security, i.e., rated in the fourth highest category by one NRSRO and also rated below the fourth highest category by another NRSRO, will not be considered a "medium grade security."

As with other fixed-income securities, Medium-Grade Securities are subject to credit risk and market risk. Market risk relates to changes in a security's value as a result of changes in interest rates. Credit risk relates to the ability of an issuer to make payments of principal and interest. Medium-Grade Securities are considered by Moody's to have speculative characteristics.

Certain VIP Funds may invest in lower rated securities. Fixed income securities with ratings below Baa (Moody's) or BBB (S&P) are considered below investment grade and are commonly referred to as "junk" bonds ("Lower Rated Securities").

These Lower Rated Securities generally offer higher interest payments because the company that issues the bond -- the issuer -- is at greater risk of default (failure to repay the bond). This may be because the issuer is small or new to the market, the issuer has financial difficulties, or the issuer has a greater amount of debt.

Some risks of investing in lower rated securities include:

o GREATER CREDIT RISK -- Because of their more precarious financial position, issuers of high yield bonds may be more vulnerable to changes in the economy or to interest rate changes that might affect their ability to repay debt.
o REDUCED LIQUIDITY -- There are fewer investors willing to buy high yield bonds than there are for higher rated, investment grade securities. Therefore, it may be more difficult to sell these securities or to receive a fair market price for them.
o LACK OF HISTORICAL DATA -- Because high yield bonds are a relatively new type of security, there is little data to indicate how such bonds will behave in a prolonged economic downturn. However, there is a risk that such an economic downturn would negatively affect the ability of issuers to repay their debts, leading to increased defaults and overall losses to the VIP Fund.

Particular types of Medium-Grade and Lower Rated Securities may present special concerns. The prices of payment-in-kind or zero-coupon securities react more strongly to changes in interest rates than the prices of other Medium-Grade or Lower Rated Securities. Some Medium-Grade Securities and some Lower Rated Securities in which a VIP Fund may invest may be subject to redemption or call provisions that may limit increases in market value that might otherwise result from lower interest rates while increasing the risk that such VIP Fund may be required to reinvest redemption or call proceeds during a period of relatively low interest rates.

The credit ratings issued by Moody's and S&P are subject to various limitations. For example, while such ratings evaluate credit risk, they ordinarily do not evaluate the market risk of Medium-Grade or Lower Rated Securities. In certain circumstances, the ratings may not reflect in a timely fashion adverse developments affecting an issuer. For these reasons, the Subadviser conducts its own independent credit analysis of Medium-Grade and Lower Rated Securities.

STRUCTURED NOTES

Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. The terms of the structured and indexed securities may provide that in certain circumstances no principal is due at maturity and therefore, may result in a loss of invested capital. Structured and indexed securities may be positively or negatively indexed, so that appreciation of the reference may produce an increase or a decrease in the interest rate or the value of the structured or indexed security at maturity may be calculated as a specified multiple of the change in the value of the reference; therefore, the value of such security may be very volatile. Structured and indexed securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference. Structured or indexed securities may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. To the extent a VIP


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Fund invests in these securities, they will be analyzed in the overall assessment of the effective duration of the VIP Fund's portfolio in an effort to monitor the VIP Fund's interest rate risk.

ILLIQUID SECURITIES

Securities in which the VIP Funds may invest include securities issued by corporations without registration under the Securities Act of 1933, as amended (the "1933 Act"), in reliance on the so-called "private placement" exemption from registration which is afforded by Section 4(2) of the 1933 Act ("Section 4(2) Securities"). Section 4(2) Securities are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as the VIP Funds, who agree that they are purchasing the securities for investment and not with a view to public distribution. Any resale must also generally be made in an exempt transaction. Section 4(2) Securities are normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in such Section 4(2) Securities, thus providing liquidity. The Trust's Board of Trustees has delegated to the Subadvisers the day-to-day authority to determine whether a particular issue of Section 4(2) Securities that are eligible for resale under Rule 144A under the 1933 Act should be treated as liquid. Rule 144A provides a safe-harbor exemption from the registration requirements of the 1933 Act for resales to "qualified institutional buyers" as defined in the Rule. With the exception of registered broker-dealers, a qualified institutional buyer must generally own and invest on a discretionary basis at least $100 million in securities.

The Subadvisers may deem Section 4(2) Securities liquid if they believe that, based on the trading markets for such security, such security can be disposed of within seven (7) days in the ordinary course of business at approximately the amount at which a VIP Fund has valued the security. In making such determination, the Subadvisers generally consider any and all factors that they deem relevant, which may include: (i) the credit quality of the issuer; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security; and (v) the nature of the security and the nature of market-place trades.

Subject to the limitations described above, the VIP Funds may acquire investments that are illiquid or of limited liquidity, such as private placements or investments that are not registered under the 1933 Act. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by a VIP Fund. The price a VIP Fund pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuation of these securities will reflect any limitations on their liquidity. A VIP Fund may not invest in additional illiquid securities if, as a result, more than 15% (10% in the case of the AZL Money Market Fund) of the market value of its net assets would be invested in illiquid securities.

Treatment of Section 4(2) Securities as liquid could have the effect of decreasing the level of a VIP Fund's liquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

REPURCHASE AGREEMENTS

Securities held by certain VIP Funds may be subject to repurchase agreements. Under the terms of a repurchase agreement, a VIP Fund would acquire securities from member banks of the Federal Deposit Insurance Corporation and registered broker-dealers which a Subadviser deems creditworthy, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price would generally equal the price paid by a VIP Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain at all times the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligations or become insolvent, the VIP Fund holding such obligation would suffer a loss to the extent that the proceeds from the sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the VIP Fund were delayed pending court action. Additionally, there is no controlling legal precedent confirming that a VIP Fund would be entitled, as against the claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although the Board of Trustees of the Trust believes that, under the regular procedures normally in effect for the custody of a VIP Fund's securities subject to repurchase agreements, and under federal laws, a court of competent jurisdiction would rule in favor of the Trust if presented with the question. Securities subject to repurchase agreements will be held by the Trust's Custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a VIP Fund under the Investment Company Act of 1940, as amended (the "1940 Act").



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REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLL AGREEMENTS

Certain VIP Funds may borrow money by entering into reverse repurchase agreements and, dollar roll agreements in accordance with that VIP Fund's investment restrictions. Pursuant to such agreements, a VIP Fund would sell portfolio securities to financial institutions such as banks and broker-dealers and agree to repurchase the securities, or substantially similar securities in the case of a dollar roll agreement, at a mutually agreed-upon date and price. A dollar roll agreement is identical to a reverse repurchase agreement except for the fact that substantially similar securities may be repurchased. At the time a VIP Fund enters into a reverse repurchase agreement or a dollar roll agreement, it will place in a segregated custodial account assets such as U.S. government securities or other liquid high-grade debt securities consistent with the VIP Fund's investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently continually monitor the account to insure that such equivalent value is maintained. Reverse repurchase agreements and dollar roll agreements involve the risk that the market value of the securities sold by a VIP Fund may decline below the price at which a VIP Fund is obligated to repurchase the securities. Reverse repurchase agreements and dollar roll agreements are considered to be borrowings by a VIP Fund under the 1940 Act and, therefore, a form of leverage. A VIP Fund may experience a negative impact on its net asset value if interest rates rise during the term of a reverse repurchase agreement or dollar roll agreement. A VIP Fund generally will invest the proceeds of such borrowings only when such borrowings will enhance a VIP Fund's liquidity or when the VIP Fund reasonably expects that the interest income to be earned from the investment of the proceeds is greater than the interest expense of the transaction.

DERIVATIVE INSTRUMENTS

A Subadviser may use a variety of derivative instruments, including options, futures contracts (sometimes referred to as "futures"), options on futures contracts, stock index options, forward currency contracts and swaps, to hedge a VIP Fund's portfolio or for risk management or for any other permissible purposes consistent with that VIP Fund's investment objective. Derivative instruments are securities or agreements whose value is based on the value of some underlying asset (e.g., a security, currency or index) or the level of a reference index.

Derivatives generally have investment characteristics that are based upon either forward contracts (under which one party is obligated to buy and the other party is obligated to sell an underlying asset at a specific price on a specified date) or option contracts (under which the holder of the option has the right but not the obligation to buy or sell an underlying asset at a specified price on or before a specified date). Consequently, the change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset. In contrast, the buyer of an option-based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to the corresponding losses that result from adverse movements in the value of the underlying asset. The seller (writer) of an option-based derivative generally will receive fees or premiums but generally is exposed to losses resulting from changes in the value of the underlying asset. Derivative transactions may include elements of leverage and, accordingly, the fluctuation of the value of the derivative transaction in relation to the underlying asset may be magnified.

Generally, any VIP Fund that invests in derivative instruments is required to segregate cash and/or liquid securities to the extent that its obligations under the instrument are not otherwise "covered" through ownership of the underlying security, financial instrument, or currency. As an investment company registered with the SEC, the Trust is subject to the federal securities laws, the 1940 Act, related regulations, and published positions of the SEC and the staff of the SEC. Further, in accordance with these positions, with respect to certain kinds of derivatives, the Trust must "set aside" (sometimes referred to as "asset segregation") liquid assets or engage in other SEC or SEC staff approved measures while the derivative contracts are still open. For example, with respect to forward contracts and futures that are not legally required to "cash settle," the Trust must cover the open position by setting aside liquid assets in an amount equal to the contract's full notional value. With respect to forward contracts and futures that are required to "cash settle," however, the Trust is permitted to set aside liquid assets in an amount equal to the Trust's daily marked to market (net) obligation, if any, (in other words, the Trust's daily net liability, if any) rather than the notional value.

HYBRID INSTRUMENTS: A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a "benchmark"). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil


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prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a VIP Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of the VIP Fund. Each VIP Fund will not invest more than 5% of its total assets in hybrid instruments.

Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. Certain VIP Funds will invest only in commodity-linked hybrid instruments that qualify under applicable rules of the CFTC for an exemption from the provisions of the Commodity Exchange Act.

Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the VIP Funds' investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

OPTIONS TRADING

Certain VIP Funds may write (or sell) put and call options on the securities that the VIP Fund is authorized to buy or already holds in its portfolio. These option contracts may be listed for trading on a national securities exchange or traded over-the-counter. Certain VIP Funds may also purchase put and call options.

A call option gives the purchaser of the option the right to buy, and the writer has the obligation to sell, the underlying security or foreign currency at the stated exercise price at any time prior to the expiration of the option, regardless of the market price or exchange rate of the security or foreign currency, as the case may be. The premium paid to the writer is consideration for undertaking the obligations under the option contract. A put option gives the purchaser the right to sell the underlying security or foreign currency at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price or exchange rate of the security or foreign currency, as the case may be. Put and call options purchased by the VIP Funds are valued at the last sale price, or in the absence of such a price, at the mean between bid and asked price.

When a VIP Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the VIP Fund is included in the liability section of the VIP Fund's statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked-to-market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date or if the VIP Fund enters into a closing purchase transaction, it will realize a gain (or a loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option is exercised, the VIP Fund may deliver the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received and the VIP Fund will realize a gain or loss.

In order to close out a call option it has written, the VIP Fund will enter into a "closing purchase transaction" (the purchase of a call option on the same security or currency with the same exercise price and expiration date as the call option which such VIP Fund previously has written). When the portfolio security or currency subject to a call option is sold, the VIP Fund will effect a closing purchase transaction to close out an existing call option on that security or currency. If such VIP Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security or currency until the option expires or that VIP Fund delivers the underlying security or currency upon exercise. In addition, upon the exercise of a call option by the option holder, the VIP Fund will forego the potential benefit represented by market depreciation over the exercise price.


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A VIP Fund may sell "covered" put and call options as a means of hedging the price risk of securities in the VIP Fund's portfolio. The sale of a call option against an amount of cash equal to the put's potential liability constitutes a "covered put."

Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than exchange-traded options. Because OTC options are not traded on an exchange, pricing is normally done by reference to information from a market marker. This information is carefully monitored by the Subadviser and verified in appropriate cases. OTC options are subject to the VIP Funds' 15% (or 10% for certain VIP Funds) limit on investments in securities which are illiquid or not readily marketable (see "Investment Restrictions"), provided that OTC option transactions by a VIP Fund with a primary U.S. Government securities dealer which has given the VIP Fund an absolute right to repurchase according to a "repurchase formula" will not be subject to such 15% limit.

Certain VIP Funds may also purchase or sell index options. Index options (or options on securities indices) are similar in many respects to options on securities except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

Because index options are settled in cash, a call writer cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific securities, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. A VIP Fund may be required to segregate assets or provide an initial margin to cover index options that would require it to pay cash upon exercise.

FUTURES CONTRACTS

Certain VIP Funds may enter into futures contracts. This investment technique is designed primarily to hedge against anticipated future changes in market conditions or foreign exchange rates which otherwise might adversely affect the value of securities which a VIP Fund holds or intends to purchase. For example, when interest rates are expected to rise or market values of portfolio securities are expected to fall, a VIP Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, a VIP Fund, through the purchase of such contract, can attempt to secure better rates or prices for the VIP Fund than might later be available in the market when it effects anticipated purchases.

The acquisition of put and call options on futures contracts will, respectively, give a VIP Fund the right (but not the obligation), for a specified price to sell or to purchase the underlying futures contract, upon exercising the option any time during the option period.

Futures transactions involve broker costs and require a VIP Fund to segregate liquid assets, such as cash, U.S. government securities or other liquid high-grade debt obligations to cover its performance under such contracts. A VIP Fund may lose the expected benefit of futures contracts if interest rates, securities or foreign exchange rates move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the VIP Fund had not entered into any futures transactions. In addition, the value of a VIP Fund's futures positions may not prove to be perfectly or even highly correlated with its portfolio securities and foreign currencies, limiting the VIP Fund's ability to hedge effectively against interest rate, foreign exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

RISKS OF FUTURES AND OPTIONS INVESTMENTS

A VIP Fund will incur brokerage fees in connection with its futures and options transactions, and it will be required to segregate funds for the benefit of brokers as margin to guarantee performance of its futures and options contracts. In addition, while such contracts will be entered into to reduce certain risks, trading in these contracts entails certain other risks. Thus, while a VIP Fund may benefit from the use of futures contracts and related options, unanticipated changes in interest rates may result in a poorer overall performance for that VIP Fund than if it had not entered into any such contracts. Additionally, the skills required to invest successfully in futures and options may differ from skills required for managing other assets in the VIP Fund's portfolio.

To the extent required to comply with Commodity Futures Trading Commission Regulation 4.5 and thereby avoid being classified as a "commodity pool operator," a VIP Fund will not enter into a futures contract or purchase an


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

option thereon if immediately thereafter the initial margin deposits for futures contracts held by such VIP Fund plus premiums paid by it for open options on futures would exceed 5% of such VIP Fund's total assets. Such VIP Fund will not engage in transactions in financial futures contracts or options thereon for speculation, but only to attempt to hedge against changes in market conditions affecting the values of securities which such VIP Fund holds or intends to purchase. When futures contracts or options thereon are purchased to protect against a price increase on securities intended to be purchased later, it is anticipated that at least 25% of such intended purchases will be completed. When other futures contracts or options thereon are purchased, the underlying value of such contracts will at all times not exceed the sum of: (1) accrued profit on such contracts held by the broker; (2) cash or high-quality money market instruments set aside in an identifiable manner; and (3) cash proceeds from investments due in 30 days.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Certain VIP Funds may invest in forward foreign currency exchange contracts. A VIP Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers.

The VIP Funds may enter into forward currency contracts in order to hedge against adverse movements in exchange rates between currencies. For example, when a VIP Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may want to establish the United States dollar cost or proceeds, as the case may be. By entering into a forward currency contract in United States dollars for the purchase or sale of the amount of foreign currency involved in an underlying security transaction, such VIP Fund is able to protect itself against a possible loss between trade and settlement dates resulting from an adverse change in the relationship between the United States dollar and such foreign currency. Additionally, for example, when a VIP Fund believes that a foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward currency sale contract to sell an amount of that foreign currency approximating the value of some or all of that VIP Fund's portfolio securities or other assets denominated in such foreign currency. Alternatively, when a VIP Fund believes a foreign currency will increase in value relative to the U.S. dollar, it may enter into a forward currency purchase contract to buy that foreign currency for a fixed U.S. dollar amount; however, this tends to limit potential gains which might result from a positive change in such currency relationships.

A VIP Fund will not enter into such forward contracts or maintain a net exposure on such contracts where such VIP Fund would be obligated to deliver an amount of foreign currency in excess of the value of such VIP Fund's securities or other assets denominated in that currency. The Subadvisers believe that it is important to have the flexibility to enter into such forward contracts when they determine that to do so is in the best interests of a VIP Fund. The VIP Fund's Custodian segregates cash or liquid high-grade securities in an amount not less than the value of the VIP Fund's total assets committed to forward foreign currency exchange contracts entered into for the purchase of a foreign security. If the value of the securities segregated declines, additional cash or securities are added so that the segregated amount is not less than the amount of such VIP Fund's commitments with respect to such contracts. The VIP Funds generally do not enter into a forward contract for a term longer than one year.

If the VIP Fund retains the portfolio security and engages in an offsetting transaction, such VIP Fund will incur a gain or a loss to the extent that there has been a movement in forward currency contract prices. If the VIP Fund engages in an offsetting transaction it may subsequently enter into a new forward currency contract to sell the foreign currency. If forward prices decline during the period between which a VIP Fund enters into a forward currency contract for the sale of foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, such VIP Fund would realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. The VIP Funds will have to convert their holdings of foreign currencies into United States dollars from time to time. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies.

FOREIGN CURRENCY OPTIONS AND FUTURES TRANSACTIONS

Certain VIP Funds may invest in foreign currency options. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation,


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                  The Allianz Variable Insurance Products Trust
 AZL First Trust AZL 5 Fund - AZL First Trust Target Double Play Fund SAI [Date] to buy the currency while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of an option sold if it is exercised. However, either seller or buyer may close its position during the option period in the secondary market for such options at any time prior to expiration.

A call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates. While purchasing a foreign currency option can protect the VIP Fund against an adverse movement in the value of a foreign currency, it does not limit the gain which might result from a favorable movement in the value of such currency. For example, if a VIP Fund were holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against the decline of the value of the currency, it would not have to exercise its put. Similarly, if a VIP Fund has entered into a contract to purchase a security denominated in a foreign currency and had purchased a foreign currency call to hedge against a rise in the value of the currency but instead the currency had depreciated in value between the date of the purchase and the settlement date, the VIP Fund would not have to exercise its call, but could acquire in the spot market the amount of foreign currency needed for settlement.

Certain VIP Funds may invest in foreign currency futures transactions. As part of its financial futures transactions, the VIP Fund may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, the VIP Fund may be able to achieve many of the same objectives it may achieve through forward foreign currency exchange contracts more effectively and possibly at a lower cost. Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery, and may be traded on boards of trade and commodities exchanges or directly with a dealer which makes a market in such contracts and options. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts.

LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the VIP Funds may, from time to time, lend up to 33 1/3% of their portfolio securities to broker-dealers, banks or institutional borrowers of securities. A VIP Fund must receive initial collateral equal to 102% (105% for foreign securities) of the market value of domestic securities and 100% thereafter (or current percentage consistent with applicable legal or regulatory limitations) in the form of cash or U.S. government securities. This collateral must be valued daily by the VIP Fund and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the VIP Fund. During the time portfolio securities are on loan, the borrower pays the VIP Fund any dividends or interest paid on such securities. Loans are subject to termination by the VIP Fund or the borrower at any time. While the VIP Fund does not have the right to vote securities on loan, it intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults in its obligation to a VIP Fund, the VIP Fund bears the risk of delay in the recovery of its portfolio securities and the risk of loss of rights in the collateral. The VIP Fund will only enter into loan arrangements with broker-dealers, banks or other institutions determined to be creditworthy by the Manager.

COMMON STOCKS

Certain VIP Funds may invest in equity securities including common stocks. Common stocks are the most prevalent type of equity security. Common stockholders receive the residual value of the issuer's earnings and assets after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

PREFERRED STOCKS

Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate, when and as declared by the issuer's board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to common shareholders receiving any dividends. Because preferred stock dividends must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.


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                  The Allianz Variable Insurance Products Trust
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

CONVERTIBLE SECURITIES

Certain VIP Funds may invest in convertible securities. Convertible securities give the holder the right to exchange the security for a specific number of shares of common stock. Convertible securities include convertible preferred stocks, convertible bonds, notes and debentures, and other securities. Convertible securities typically involve less credit risk than common stock of the same issuer because convertible securities are "senior" to common stock -- i.e., they have a prior claim against the issuer's assets. Convertible securities generally pay lower dividends or interest than non-convertible securities of similar quality. They may also reflect changes in the value of the underlying common stock.

Certain VIP Funds may invest in "synthetic" convertible securities, which are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, a VIP Fund may purchase a non-convertible debt security and a warrant or option, which enables the VIP Fund to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, the VIP Fund generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. A VIP Fund will only invest in synthetic convertibles with respect to companies whose corporate debt securities are rated "A" or higher by Moody's or "A" or higher by S&P and will not invest more than 10% of its net assets in such synthetic securities and other illiquid securities.

SPECIAL SITUATION COMPANIES

Certain VIP Funds may invest in "special situation companies." Special situation companies include those involved in an actual or prospective acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; or litigation which, if resolved favorably, would improve the value of the company's stock. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a "special situation company" may decline significantly. Therefore, an investment in a VIP Fund that invests a significant portion of its assets in these securities may involve a greater degree of risk than an investment in other mutual funds that seek long-term growth of capital by investing in better-known, larger companies. The Subadviser of such a VIP Fund believes, however, that if it analyzes "special situation companies" carefully and invests in the securities of these companies at the appropriate time, the VIP Fund may achieve capital growth. There can be no assurance however, that a special situation that exists at the time the VIP Fund makes its investment will be consummated under the terms and within the time period contemplated, if it is consummated at all.

WARRANTS AND RIGHTS

Certain VIP Funds may, from time to time, invest in warrants. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain periods of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Of course, since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in financing young, unseasoned companies. The purchase price of a warrant varies with the exercise price of a warrant, the current market value of the underlying security, the life of the warrant and various other investment factors.

Rights are similar to warrants in they represent the right to buy common shares, however, in contrast, rights have a subscription price lower than the current market of the common stock and a life of two to four weeks.

REAL ESTATE INVESTMENT TRUSTS

Certain VIP Funds may invest in equity or debt real estate investment trusts ("REITs"). Equity REITs are trusts that sell shares to investors and use the proceeds to invest in real estate or interests in real estate. Debt REITs invest in obligations secured by mortgages on real property or interests in real property. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An


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                  The Allianz Variable Insurance Products Trust
 AZL First Trust AZL 5 Fund - AZL First Trust Target Double Play Fund SAI [Date] investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income. Also, REITs may not be diversified. A REIT may fail to qualify for pass-through tax treatment of its income under the Internal Revenue Code of 1986, as amended (the "Code") and may also fail to maintain its exemption from registration under the 1940 Act. Also, REITs (particularly equity REITs) may be dependent upon management skill and face risks of failing to obtain adequate financing on favorable terms.

SHORT SALES AGAINST THE BOX

Certain VIP Funds may engage in short sales against the box. In a short sale, the VIP Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. A VIP Fund may engage in a short sale if at the time of the short sale the VIP Fund owns or has the right to obtain without additional cost an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." It may be entered into by a VIP Fund to, for example, lock in a sale price for a security the VIP Fund does not wish to sell immediately. If a VIP Fund engages in a short sale, the proceeds of the short sale are retained by the broker pursuant to applicable margin rules. Additionally, the collateral for the short position will be segregated in an account with the VIP Fund's custodian or qualified sub-custodian. The segregated assets are pledged to the selling broker pursuant to applicable margin rules. If the broker were to become bankrupt, a VIP Fund could experience losses or delays in recovering gains on short sales. To minimize this risk, a VIP Fund will enter into short sales against the box only with brokers deemed by the Subadviser to be creditworthy. No more than 10% of the VIP Fund's net assets (taken at current value) may be held as collateral for short sales against the box at any one time.

The VIP Fund may make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the VIP Fund (or a security convertible or exchangeable for such security). In such case, any future losses in the VIP Fund's long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the VIP Fund owns. There will be certain additional transaction costs associated with short sales against the box, but the VIP Fund will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

If the VIP Fund effects a short sale of securities at a time when it has an unrealized gain on the securities, it may be required to recognize that gain as if it had actually sold the securities (as a "constructive sale") on the date it effects the short sale. However, such constructive sale treatment may not apply if the VIP Fund closes out the short sale with securities other than the appreciated securities held at the time of the short sale and if certain other conditions are satisfied. Uncertainty regarding the tax consequences of effecting short sales may limit the extent to which the VIP Fund may effect short sales.

RISKS OF TECHNIQUES INVOLVING LEVERAGE

Use of leveraging involves special risks and may involve speculative investment techniques. Certain VIP Funds may borrow for other than temporary or emergency purposes, lend their securities, enter reverse repurchase agreements, and purchase securities on a when issued or forward commitment basis. In addition, certain VIP Funds may engage in dollar roll transactions. Each of these transactions involve the use of "leverage" when cash made available to the VIP Fund through the investment technique is used to make additional portfolio investments. The VIP Funds use these investment techniques only when the Subadvisers, as applicable, believe that the leveraging and the returns available to the VIP Fund from investing the cash will provide shareholders a potentially higher return.

Leverage exists when a VIP Fund achieves the right to a return on a capital base that exceeds the investment the VIP Fund has invested. Leverage creates the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, which exceeds the equity base of the VIP Fund. Leverage may involve the creation of a liability that requires the VIP Fund to pay interest (for instance, reverse repurchase agreements) or the creation of a liability that does not entail any interest costs (for instance, forward commitment transactions).

The risks of leverage include a higher volatility of the net asset value of a VIP Fund's shares and the relatively greater effect on the net asset value of the shares caused by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield obtained from investing the cash. So long as a VIP Fund is able to realize a net return on its investment


                                       20
                  The Allianz Variable Insurance Products Trust
 AZL First Trust AZL 5 Fund - AZL First Trust Target Double Play Fund SAI [Date] portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income being realized by such VIP Fund than if the VIP Fund were not leveraged. On the other hand, interest rates change from time to time as does their relationship to each other depending upon such factors as supply and demand, monetary and tax policies and investor expectations. Changes in such factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on a VIP Fund's investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense on borrowings were to exceed the net return to shareholders, such VIP Fund's use of leverage would result in a lower rate of return than if the VIP Fund were not leveraged. Similarly, the effect of leverage in a declining market could be a greater decrease in net asset value per share than if a VIP Fund were not leveraged. In an extreme case, if a VIP Fund's current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for such VIP Fund to liquidate certain of its investments at an inappropriate time. The use of leverage may be considered speculative.

SWAP AGREEMENTS

Certain VIP Funds may enter into swap agreements for the purpose of attempting to obtain a particular desired return at a lower cost to the VIP Fund than if the VIP Fund had invested directly in a security that yielded or produced that desired return. These instruments also may be used for tax and/or cash management purposes. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a particular security, or at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. The "notional amount" of the swap agreement is only a fictitious basis on which to calculate the obligations which the parties to a swap agreement have agreed to exchange. The VIP Fund's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement. The VIP Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the VIP Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S government securities, or high grade debt obligations, to limit any potential leveraging of the VIP Fund's portfolio. The VIP Fund will not enter into a swap agreement with any single party if the net amount that would be owed or received under contracts with that party would exceed 5% of the VIP Fund's total assets.

CREDIT DEFAULT SWAPS: Certain VIP Funds may also enter into credit default swap agreements. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by the VIP Fund. The protection "buyer" in a credit default contract is generally obligated to pay the protection "seller" an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the "par value" (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A VIP Fund may be either the buyer or seller in the transaction. If the VIP Fund is a buyer and no credit event occurs, the VIP Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a VIP Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a VIP Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a VIP Fund would be subject to investment exposure on the notional amount of the swap.

Credit default swap agreements involve greater risks than if a VIP Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A VIP Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. The VIP Fund's obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the VIP
Fund). In connection with credit default swaps in which a VIP Fund is the buyer,



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                  The Allianz Variable Insurance Products Trust
 AZL First Trust AZL 5 Fund - AZL First Trust Target Double Play Fund SAI [Date] the VIP Fund will segregate or "earmark" cash or assets determined to be liquid, or enter into certain offsetting positions, with a value at least equal to the VIP Fund's exposure (any accrued but unpaid net amounts owed by the VIP Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a VIP Fund is the seller, the VIP Fund will segregate or "earmark" cash or assets determined to be liquid, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the VIP Fund). Such segregation or "earmarking" will ensure that the VIP Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the VIP Fund's portfolio. Such segregation or "earmarking" will not limit the VIP Fund's exposure to loss.

Whether a VIP Fund's use of swap agreements will be successful in furthering its investment objective will depend on the ability of the Subadviser correctly to predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, the VIP Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Subadviser will cause the VIP Fund to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the VIP Fund's repurchase agreement guidelines. Certain positions adopted by the Internal Revenue Service may limit the VIP Fund's ability to use swap agreements in a desired tax strategy. The swap market is a relatively new market and is largely unregulated. It is possible that developments in the swap market and the laws relating to swaps, including potential government regulation, could adversely effect the VIP Fund's ability to terminate existing swap agreements, to realize amounts to be received under such agreements, or to enter into swap agreements, or could have adverse tax consequences.

EVENT-LINKED EXPOSURE

Certain VIP Funds may obtain event-linked exposure by investing in "event-linked bonds" or "event-linked swaps," or implement "event-linked strategies." Event-linked exposure results in gains that typically are contingent on the nonoccurrence of a specific "trigger" event, such as a hurricane, earthquake, or other physical or weather-related phenomena. Some event-linked bonds are commonly referred to as "catastrophe bonds." They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities (such special purpose entities are created to accomplish a narrow and well-defined objective, such as the issuance of a note in connection with a reinsurance transaction). If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, a VIP Fund investing in the bond may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the VIP Fund will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index-portfolio losses, industry indices, or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. In addition to the specified trigger events, event-linked bonds may also expose the VIP Fund to certain unanticipated risks including but not limited to issuer risk, credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a VIP Fund may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated, and a VIP Fund will only invest in catastrophe bonds that meet the credit quality requirements for the VIP Fund.


                                       22
                  The Allianz Variable Insurance Products Trust
 AZL First Trust AZL 5 Fund - AZL First Trust Target Double Play Fund SAI [Date]

--------------------------------------------------------------------------------

INVESTMENT RESTRICTIONS
The following investment restrictions may be changed with respect to a Fund only by the vote of a majority of the outstanding shares of that Fund (as defined under "ADDITIONAL INFORMATION -- Vote of a Majority of the Outstanding Shares" in this Statement of Additional Information). All other investment limitations described in the Prospectus or this Statement of Additional Information may be changed by the Trust's Board of Trustees.

Neither Fund may:

1. Act as an underwriter of securities within the meaning of the 1933 Act except insofar as it might be deemed to be an underwriter upon the disposition of portfolio securities acquired within the limitation on purchases of illiquid securities and except to the extent that the purchase of obligations directly from the issuer thereof in accordance with its investment objective, policies and limitations may be deemed to be underwriting.
2. Invest in commodities, except that as consistent with its investment objective and policies the Fund may: (a) purchase and sell options, forward contracts, futures contracts, including without limitation those relating to indices; (b) purchase and sell options on futures contracts or indices; and
    (c) purchase publicly traded securities of companies engaging in whole or in part in such activities.
3. Purchase or sell real estate, except that it may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate.
4. With respect to the AZL First Trust AZL 5 Fund only, purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of any class of securities of the issuer or more than 10% of the outstanding voting securities of the issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations.
5. Make loans, except that a Fund may purchase and hold debt instruments and enter into repurchase agreements in accordance with its investment objective and policies and may lend portfolio securities in an amount not exceeding one-third of its total assets.
6. Issue senior securities except to the extent permitted under the 1940 Act or any rule, order or interpretation thereunder.
7. Borrow money (not including reverse repurchase agreements or dollar roll agreements), except that each Fund may borrow from banks for temporary or emergency purposes and then only in amounts up to 30% of its total assets at the time of borrowing and provided that such bank borrowings and reverse repurchase agreements and dollar roll agreements do not exceed in the aggregate one-third of the Fund's total assets less liabilities other than the obligations represented by the bank borrowings, reverse repurchase agreements and dollar roll agreements, or mortgage, pledge or hypothecate any assets except in connection with a bank borrowing in amounts not to exceed 30% of the Fund's net assets at the time of borrowing.

For purposes of the above investment limitations, the Funds treat all supranational organizations as a single industry and each foreign government (and all of its agencies) as a separate industry. In addition, a security is considered to be issued by the government entity (or entities) whose assets and revenues back the security.

With respect to investment limitation No. 2 above, "commodities" includes commodity contracts. Securities held in escrow or in separate accounts in connection with a Fund's investment practices described in the Funds' Prospectus or Statement of Additional Information are not deemed to be pledged for purposes of this limitation.

Each Fund may invest more than 25% of its assets in the securities of issuers in any single industry if the applicable investment strategy for the Fund selects securities in a manner that results in such a concentration. Notwithstanding the foregoing, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government, and its agencies or instrumentalities.

Although the AZL First Trust Target Double Play Fund is non-diversified, it is nonetheless required, pursuant to the Internal Revenue Code of 1986, as amended (the "Code"), to meet certain diversification requirements in order to qualify as a regulated investment company for federal income tax purposes. To so qualify, the AZL First Trust Target Double Play Fund must diversify its holdings so that, at the close of each quarter of its taxable year, (a) at least 50% of the value of their total assets is represented by cash, cash items, securities issued by the U.S. Government, its agencies and instrumentalities, the securities of other regulated investment companies, and other securities limited


                                       23
                  The Allianz Variable Insurance Products Trust
 AZL First Trust AZL 5 Fund - AZL First Trust Target Double Play Fund SAI [Date] generally with respect to any one issuer to an amount not more than 5% of the total assets of the AZL First Trust Target Double Play and not more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of total assets of the AZL First Trust Target Double Play is invested in the securities of any issuer (other than securities issued by the U.S. government, it agencies or instrumentalities or the securities of other regulated investment companies), or in two or more issuers that the AZL First Trust Target Double Play controls and that are engaged in the same or similar trades or businesses.

The Code also imposes certain diversification requirements on the investment of segregated accounts underlying variable annuity and life insurance contracts. The AZL First Trust Target Double Play also will remain subject to these diversification requirements.

In addition, the Funds are subject to the following non-fundamental limitations, which may be changed without the vote of shareholders. Neither Fund may:

1. Write or sell put options, call options, straddles, spreads, or any combination thereof, except as consistent with the Fund's investment objective and policies for transactions in options on securities or indices of securities, futures contracts and options on futures contracts and in similar investments.
2. Purchase securities on margin, make short sales of securities or maintain a short position, except that, as consistent with a Fund's investment objective and policies, (a) this investment limitation shall not apply to the Fund's transactions in futures contracts and related options, options on securities or indices of securities and similar instruments, (b) it may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.
3.  Purchase securities of companies for the purpose of exercising control.
4. Except as noted otherwise elsewhere in this SAI, invest more than 15% (10% with respect to the AZL Money Market Fund) of its net assets in illiquid securities.
5. Invest in shares of other mutual funds in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

Except for the Funds' policy on illiquid securities and borrowing, if a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund's portfolio securities will not constitute a violation of such limitation for purposes of the 1940 Act.


--------------------------------------------------------------------------------
PORTFOLIO TURNOVER

The portfolio turnover rate for each of the Funds is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the securities. The SEC requires that the calculation exclude all securities whose maturities at the time of acquisition are one year or less. The portfolio turnover rates for the Funds of the Trust may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemption of shares. High portfolio turnover rates will generally result in higher transaction costs to a Fund, including brokerage commissions. Portfolio turnover rates are set forth in the Financial Highlights of the Prospectus.

If a particular Fund changes Subadvisers in any given year, the fund may experience a significant variation in the turnover rate due to the replacement of existing holdings by the new Subadviser.


--------------------------------------------------------------------------------
DISCLOSURE OF PORTFOLIO HOLDINGS

The Board has adopted policies and procedures regarding the disclosure of portfolio holdings in order to assist the Funds in preventing the misuse of material nonpublic information and to ensure that shareholders and other interested parties continue to receive portfolio information on a uniform basis. The chief compliance officer of the Trust oversees application of the policies and provides the Board with periodic reports regarding the Funds' compliance with the policies.

                                       24
                  The Allianz Variable Insurance Products Trust
 AZL First Trust AZL 5 Fund - AZL First Trust Target Double Play Fund SAI [Date]

In general, the Trust has instructed all third-party service providers and Allianz Life Advisers, LLC its investment adviser, that no information regarding portfolio holdings may be disclosed to any unaffiliated third party except as follows:

Complete portfolio holdings will be included in the Funds' annual and semi-annual reports. The annual and semi-annual reports are mailed to all shareholders, and are filed with the SEC. The Funds file their complete portfolio holdings with the SEC within 60 days after the end of their first and third quarters on Form N-Q. Copies of the Funds' reports and Forms N-Q are available free on the EDGAR Database on the SEC's website at www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Copies are available for a fee from the SEC by calling the SEC at 1-202-551-8090, by mailing an e-mail request at publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F Street NE, Washington, D.C. 20549.

In order to assure that any disclosure of portfolio holdings is in the best interest of shareholders, and to prevent any conflicts of interest between the Funds' shareholders, investment adviser, principal underwriter, or any affiliated person of the Funds, the Funds policies regarding the disclosure of portfolio holdings include the provision that the Funds' investment adviser (Allianz Life Advisers, LLC) and affiliates have access to portfolio composition and performance on a real-time basis, but only for legitimate business purposes. Any recipient of such information is subject to a duty of confidentiality, including a duty not to trade on the non-public information. In addition, the Funds' administrator, custodian, and certain consultants and providers of software used to analyze portfolio performance may be given access to portfolio information in connection with services provided by them. All of these latter entities are subject to confidentiality and non-use agreements and may not disclose (or use information on) portfolio holdings without the express written approval of the Chief Compliance Officer of the Trust.

Information regarding portfolio holdings may be provided to anyone upon request 30 days after the date of the information.

No compensation or any other consideration is received by the Funds, the Manager, or any other party in connection with disclosure of portfolio holdings.

On a quarterly basis, the Board will receive a report of portfolio holdings disclosures and will monitor such disclosures to ascertain that no conflicts exist and that any disclosures of information about portfolio holdings are in the best interests of Fund shareholders.

Set forth below is a list of those parties with whom the Funds have authorized ongoing arrangements that include the release of portfolio holdings information, as well as the frequency of the release under such arrangements, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed. The Fund's independent registered public accountant also has access from time to time to a Fund's portfolio holdings in connection with performing the audit and related functions.

RECIPIENT (HOLDINGS)                                          FREQUENCY             DELAY BEFORE DISSEMINATION
The Northern Trust Co. (Fund Custodian)                       Daily                 None
BISYS Fund Services (Fund Accountant, Administrator and       Daily                 None
Transfer Agent)
Institutional Shareholder Services (proxy voting services)    As necessary          None
Factset                                                       Daily                 1 day
Bloomberg                                                     Quarterly             31 Calendar days after quarter end
Lipper                                                        Quarterly             31 Calendar days after quarter end
S&P                                                           Quarterly             31 Calendar days after quarter end
Morningstar Associates, LLC                                   Quarterly             61 Calendar days after quarter end
Thomson/Vestek                                                Daily                 31 Calendar days after quarter end

There is no assurance that the Fund's policies on holdings information will protect the Fund from the potential misuse of holdings by individuals or firms in possession of that information.



                                       25
                  The Allianz Variable Insurance Products Trust
 AZL First Trust AZL 5 Fund - AZL First Trust Target Double Play Fund SAI [Date]

--------------------------------------------------------------------------------
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
The shares of the VIP Funds are sold on a continuous basis by the Trust's distributor, BISYS Fund Services Limited Partnership (the "Distributor "or "BISYS LP"), and the Distributor has agreed to use appropriate efforts to solicit all purchase orders.

NET ASSET VALUE

As indicated in the Prospectus, the net asset value of each class of each Fund is determined and the shares of each Fund are priced as of the valuation times defined in the Prospectus (see "Shareholder Information -- Pricing of Fund Shares") on each Business Day of the Trust. A "Business Day" is a day on which the New York Stock Exchange (the "NYSE") is open for trading. Currently, the NYSE will not be open in observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

VALUATION OF THE FUNDS

Portfolio securities, the principal market for which is a securities exchange, will be valued at the closing sales price on that exchange on the day of computation or, if there have been no sales during such day, at the latest bid quotation. Portfolio securities, the principal market for which is not a securities exchange, will be valued at their latest bid quotation in such principal market. In either case, if no such bid price is available then such securities will be valued in good faith at their respective fair market values using methods by or under the supervision of the Board of Trustees. Portfolio securities with a remaining maturity of 60 days or less will be valued either at amortized cost or original cost plus accrued interest, which approximates current value.

Portfolio securities which are primarily traded on foreign exchanges may be valued with the assistance of a pricing service and are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a foreign security is valued is likely to have changed such value, then the fair value of those securities may be determined by consideration of other factors by or under the direction of the Board of Trustees. Over-the-counter securities are valued on the basis of the bid price at the close of business on each business day; however securities that are traded on NASDAQ are valued at the official closing price reported by NASDAQ. Notwithstanding the above, bonds and other fixed-income securities are valued by using market quotations and may be valued on the basis of prices provided by a pricing service approved by the Board of Trustees. All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean between the bid and asked prices of such currencies against U.S. dollars as last quoted by any major bank.

All other assets and securities, including securities for which market quotations are not readily available, will be valued at their fair value as determined in good faith under the general supervision of the Board of Trustees of the Trust.

REDEMPTION IN KIND

Although the Funds intend to pay share redemptions in cash, the Funds reserve the right to make payment in whole or in part in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than $250,000 or 1% of a Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.


                                       26
                  The Allianz Variable Insurance Products Trust
 AZL First Trust AZL 5 Fund - AZL First Trust Target Double Play Fund SAI [Date]

--------------------------------------------------------------------------------

MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS

Overall responsibility for management of the Trust rests with its Board of Trustees, who are elected by the shareholders of the Trust. The Trustees elect the officers of the Trust to supervise its day-to-day operations. Subject to the provisions of the Declaration of Trust, the Board of Trustees manages the business of the Trust and the Trustees have all powers necessary or convenient to carry out this responsibility including the power to engage in transactions of all kinds on behalf of the Trust. The Board of Trustees is responsible for oversight of the officers and may elect and remove, with or without cause, such officers as they consider appropriate.

The Board of Trustees has established certain standing committees to assist in the oversight of the Trust.

o The Audit Committee, made up of Mr. Conrad, Mr. Gelfenbien, Ms. Leonardi, Mr. Lewis, Mr. McClean and Mr. Reeds, met four times during the last fiscal year. The functions of the Audit Committee include advising the full Board of Trustees with respect to accounting, auditing and financial matters affecting the Trust.

o The Investment Committee, made up of Mr. Conrad, Mr. Gelfenbien, Ms. Leonardi, Mr. Lewis, Mr. McClean, and Mr. Reeds, was established on December 15, 2005, and did not meet during the last fiscal year. The functions of the Investment Committee include evaluating and supervising the Investment Adviser and Subadvisers to the various investment portfolios of the Trust. Prior to its formation, the Investment Committee's functions were performed by the full Board.

o The Nominating and Corporate Governance Committee (formerly the Nominating Committee), made up of Mr. Conrad, Mr. Gelfenbien, Ms. Leonardi, Mr. Lewis, Mr. McClean and Mr. Reeds, met once during the last fiscal year. The functions of the Nominating and Corporate Governance Committee include evaluating the operations of the Board of Trustees, considering and recommending best practices to the Board of Trustees, determining compensation of Trustees, and advising the Board of Trustees with respect to the selection and nomination of candidates for election to the Board of Trustees. The Nominating Committee does not consider, nor does it advise the Board of Trustees with regard to nominees recommended by shareholders of the Trust.

o The Valuation and Investment Policy Committee (formerly the Pricing Committee), made up of Jeffrey Kletti, Darin Egbert, Brian Muench, Michael
     J. Tanski, Joel M. Peterson and Bradley J. Quello, met 11 times during the last fiscal year. The Valuation and Investment Policy Committee monitors the valuation of portfolio securities and other investments of the Funds and, when the Board is not in session, the Committee determines the fair value of illiquid and other holdings.

The Trust is managed by the Trustees in accordance with the laws of the state of Delaware governing business trusts. There are currently seven Trustees, one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act. The Trustees and Officers of the Trust, their addresses, ages, their positions held with the Trust, their terms of office with the Trust and length of time served, their principal occupation(s) during the past five years, the number of portfolios in the Trust they oversee, and their other directorships held are as follows:

                                                                                        NUMBER OF              OTHER
                          POSITIONS HELD                                                PORTFOLIOS      DIRECTORSHIPS HELD
                           WITH ALLIANZ         TERM OF             PRINCIPAL          OVERSEEN FOR         OUTSIDE THE
                            VIP AND VIP    OFFICE***/ LENGTH      OCCUPATION(S)      ALLIANZ VIP AND       FUND COMPLEX
NAME, ADDRESS, AND AGE       FOF TRUST       OF TIME SERVED    DURING PAST 5 YEARS    VIP FOF TRUST
----------------------------------------------------------------------------------------------------------------------------
                                                      NON-INTERESTED TRUSTEES*
----------------------------------------------------------------------------------------------------------------------------
------------------------- ---------------- ------------------- -------------------- ------------------- --------------------
Harrison Conrad, Age 72       Trustee         Since 10/99      Retired; Board               34                 None
79 Dorchester Road                                             member of Capital
Darien, CT  06820                                              Re Corporation, a

                                                               financial-guaranty
                                                               re-insurer from
                                                               1995 to December
                                                               1999; Retired
                                                               from JP Morgan
                                                               after 34 years.
------------------------- ---------------- ------------------- -------------------- ------------------- --------------------
------------------------- ---------------- ------------------- -------------------- ------------------- --------------------
Roger Gelfenbien, Age 63      Trustee         Since 10/99      Retired; Partner             34           Webster Financial
23680 Peppermill Court                                         of Accenture from                        Phoenix Edge Funds
Bonita Springs, FL                                             1983 to August                               (32 Funds)
34134                                                          1999.
------------------------- ---------------- ------------------- -------------------- ------------------- --------------------


                                       27
                  The Allianz Variable Insurance Products Trust
 AZL First Trust AZL 5 Fund - AZL First Trust Target Double Play Fund SAI [Date]


------------------------- ---------------- ------------------- -------------------- ------------------- --------------------
Dickson W. Lewis, Age 58      Trustee          Since 2/04      Vice President/              34                 None
2355 Abingdon Way                                              General Manager of
Long Lake, MN  55356                                           Jostens, Inc., a
                                                               manufacturer of
                                                               school products,
                                                               2001 to present;
                                                               Senior Vice
                                                               President of
                                                               Fortis Group, a
                                                               Life insurance and
                                                               Securities
                                                               company, 1997 to
                                                               2001; Consultant
                                                               to Hartford
                                                               Insurance Co., 2001
------------------------- ---------------- ------------------- -------------------- ------------------- --------------------
------------------------- ---------------- ------------------- -------------------- ------------------- --------------------
Claire R. Leonardi, Age       Trustee          Since 2/04      General Partner of           34           University of CT
51                                                             Fairview Capital,                           Health Center
Kickerville Rd                                                 L.P., a venture
Long Lake, NY  12847                                           capital
                                                               fund-of-funds,
                                                               9/94 to present
------------------------- ---------------- ------------------- -------------------- ------------------- --------------------
------------------------- ---------------- ------------------- -------------------- ------------------- --------------------
Arthur C. Reeds  III,         Trustee         Since 10/99      Retired Senior               34           Connecticut Water
Age 62                                                         Investment                                  Service, Inc.
44 Foxboro Road                                                Officer, Hartford
Essex, CT  06426                                               Foundation for
                                                               Public Giving
                                                               from September
                                                               2000 to January,
                                                               2003; Chairman,
                                                               Chief Executive
                                                               and President of
                                                               Conning Corp., a
                                                               money manager,
                                                               from September
                                                               1999 to March
                                                               2000; Investment
                                                               Consultant from
                                                               1997 to September
                                                               1999.
------------------------- ---------------- ------------------- -------------------- ------------------- --------------------
------------------------- ---------------- ------------------- -------------------- ------------------- --------------------
Peter W. McClean, Age 62      Trustee          Since 2/04      President and CEO            34                Cyrus,
18 Covewood Drive                                              of Measurisk, a                           Reinsurrance MoA,
Rowayton, CT  06853                                            market risk                              Hospitality Energy
                                                               information                                 Capital, LLC
                                                               company, 2001 to                           Advisory Board
                                                               present; Chief
                                                               Risk Management
                                                               Officer at Bank Of
                                                               Bermuda Ltd., 4/96
                                                               to 8/01
------------------------- ---------------- ------------------- -------------------- ------------------- --------------------
----------------------------------------------------------------------------------------------------------------------------

                                                        INTERESTED TRUSTEES**
----------------------------------------------------------------------------------------------------------------------------
Jeffrey Kletti, Age 40      Chairman of        Since 2/04      Sr. VP, Advisory             34                 None
5701 Golden Hills Drive    the Board and                       Management,
Minneapolis, MN  55416       President                         Allianz Life
                                                               Advisers 2000 to
                                                               present; formerly,
                                                               2nd Vice President
                                                               of Mutual Fund
                                                               Marketing, Fortis
                                                               Financial Group
------------------------- ---------------- ------------------- -------------------- ------------------- --------------------


                                       28
                  The Allianz Variable Insurance Products Trust
 AZL First Trust AZL 5 Fund - AZL First Trust Target Double Play Fund SAI [Date]




NAME, ADDRESS, AND AGE    POSITIONS HELD         TERM OF        PRINCIPAL             PORTFOLIOS IN            OTHER
                                                                OCCUPATION(S)          FUND COMPLEX
                                            OFFICE/LENGTH OF    DURING PAST 5          OVERSEEN BY      DIRECTORSHIPS HELD
                            WITH TRUST       TIME SERVED***     YEARS                    DIRECTOR           BY DIRECTOR
----------------------------------------------------------------------------------------------------------------------------
                                                                   OFFICERS
----------------------------------------------------------------------------------------------------------------------------
Michael Radmer, Age 61       Secretary             N/A          Partner, Dorsey            N/A                  N/A
Dorsey & Whitney LLP,                                           and Whitney LLP
Suite 1500                                                      since 1976.
50 South Sixth Street
Minneapolis, MN
55402-1498
------------------------- ---------------- -------------------- ------------------- ------------------- --------------------
------------------------- ---------------- -------------------- ------------------- ------------------- --------------------
Troy Sheets, Age 35         Treasurer,             N/A          Vice President of          N/A                  N/A
BISYS Fund Services,         Principal                          Financial
Inc.                        Accounting                          Services of BISYS
3435 Stelzer Road           Officer and                         Fund Services
Columbus, OH  43219          Principal                          from 2002 to
                             Financial                          present; Audit
                              Officer                           Manager with KPMG
                                                                LLP from
                                                                1998-2002.
------------------------- ---------------- -------------------- ------------------- ------------------- --------------------
------------------------- ---------------- -------------------- ------------------- ------------------- --------------------
Rodney L. Ruehle , Age         Chief               N/A          Vice President of          N/A                  N/A
38                          Compliance                          CCO Services
BISYS Fund Services,        Officer and                         Group of BISYS
Inc.                      AML Compliance                        Fund Services
3435 Stelzer Road             Officer                           from July 2004 to
Columbus, OH  43219                                             present;
                                                                Director,
                                                                Compliance
                                                                Services of
                                                                BISYS Fund
                                                                Services from
                                                                August 1995 to
                                                                July 2004.
------------------------- ---------------- -------------------- ------------------- ------------------- --------------------
------------------------- ---------------- -------------------- ------------------- ------------------- --------------------
Brian Muench, Age 35      Vice President           N/A          Vice President,            N/A                  N/A
------------------------                                        Advisory
5701 Golden Hills Drive                                         Management,
Minneapolis, MN  55416                                          Allianz Life
                                                                Advisers from
                                                                December 2005 to
                                                                present;
                                                                Assistant Vice
                                                                President,
                                                                Investments,
                                                                Allianz Life
                                                                from February
                                                                2002 to November
                                                                2005.
------------------------- ---------------- -------------------- ------------------- ------------------- --------------------
*       Member of the Audit Committee.
** Is an "interested person", as defined by the 1940 Act, due to employment by
Allianz. *** Indefinite.

                                       29
                  The Allianz Variable Insurance Products Trust
 AZL First Trust AZL 5 Fund - AZL First Trust Target Double Play Fund SAI [Date]


The following table sets forth the dollar range of equity securities beneficially owned by each Trustee as of
December 31, 2005.

NAME OF DIRECTOR                          DOLLAR RANGE OF EQUITY    AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL
                                                                    REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEE
                                          SECURITIES IN EACH FUND            IN FAMILY OF INVESTMENT COMPANIES
-------------------------------------------------------------------------------------------------------------------------
Harrison Conrad                                    None                                    None
79 Dorchester Road
Darien, CT 06820
----------------------------------------- ------------------------ ------------------------------------------------------
----------------------------------------- ------------------------ ------------------------------------------------------
Roger Gelfenbien                                   None                                    None
23680 Peppermill Court
Bonita Springs, FL  34134
----------------------------------------- ------------------------ ------------------------------------------------------
----------------------------------------- ------------------------ ------------------------------------------------------
Arthur C. Reeds III                                None                                    None
36 Fernwood Road
West Hartford, CT  06119
----------------------------------------- ------------------------ ------------------------------------------------------
----------------------------------------- ------------------------ ------------------------------------------------------
Claire R. Leonardi                                 None                                    None
P.O. Box 549
Long Lake, NY  12847
----------------------------------------- ------------------------ ------------------------------------------------------
----------------------------------------- ------------------------ ------------------------------------------------------
Dickson W. Lewis                                   None                                    None
2355 Abingdon Way
Long Lake, MN  55356
----------------------------------------- ------------------------ ------------------------------------------------------
----------------------------------------- ------------------------ ------------------------------------------------------
Peter W. McClean                                   None                                    None
18 Covewood Drive
Rowayton, CT  06853
----------------------------------------- ------------------------ ------------------------------------------------------
----------------------------------------- ------------------------ ------------------------------------------------------
Jeffrey Kletti                                     None                                    None
5701 Golden Hills Drive
Minneapolis, MN  55416
----------------------------------------- ------------------------ ------------------------------------------------------

The following table sets forth any ownership by a non-interested Trustee or their immediate family members as to each class of securities of an investment advisor or principal underwriter of the Trust, or a person directly or indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Trust.

        NAME             NAME OF OWNERS          COMPANY          TITLE OF CLASS         VALUE OF        PERCENT OF CLASS
                       AND RELATIONSHIPS
                          TO DIRECTOR                                                   SECURITIES
--------------------------------------------------------------------------------------------------------------------------
Harrison Conrad               N/A                  N/A                 None                N/A                  N/A
Roger Gelfenbien              N/A                  N/A                 None                N/A                  N/A
Arthur C. Reeds III           N/A                  N/A                 None                N/A                  N/A
Claire R. Leonardi            N/A                  N/A                 None                N/A                  N/A
Dickson W. Lewis              N/A                  N/A                 None                N/A                  N/A
Peter W. McClean              N/A                  N/A                 None                N/A                  N/A


--------------------------------------------------------------------------------

                                       30
                  The Allianz Variable Insurance Products Trust
 AZL First Trust AZL 5 Fund - AZL First Trust Target Double Play Fund SAI [Date]

The following table sets forth total compensation paid to Trustees for the fiscal year ended December 31, 2005. Except as disclosed below, no executive officer or person affiliated with the Trust received compensation from the Trust for the fiscal year ended December 31, 2005 in excess of $60,000. Trustees who are affiliated with the Distributor or the Manager do not receive compensation from the Trust but all Trustees are reimbursed for all out-of-pocket expenses relating to attendance at meetings.


COMPENSATION TABLE 12/31/2004 THROUGH 12/31/2005

                              PENSION OR RETIREMENT
                                 AGGREGATE           BENEFITS ACCRUED AS       ESTIMATED ANNUAL
                           COMPENSATION FROM THE     PART OF THE TRUST'S        BENEFITS UPON         TOTAL COMPENSATION
     NAME OF TRUSTEE               TRUST                  EXPENSES                RETIREMENT            FROM THE TRUSTS
---------------------------------------------------------------------------------------------------------------------------
                             NON-INTERESTED TRUSTEES
Harrison Conrad                  $52,875.00                  $0                      N/A                  $60,750.00
Roger Gelfenbien                 $52,875.00                  $0                      N/A                  $60,750.00
Arthur C. Reeds III              $51,625.00                  $0                      N/A                  $59,500.00
Peter McClean*                   $51,625.00                  $0                      N/A                  $59,500.00
Claire Leonardi*                 $52,875.00                  $0                      N/A                  $60,750.00
Dickson Lewis*                   $51,625.00                  $0                      N/A                  $59,500.00

                               INTERESTED TRUSTEE
Michael Ahles**                      $0                      $0                      N/A                      $0
Jeffrey Kletti*                      $0                      $0                      N/A                      $0

*   Ms. Leonardi, Mr. Lewis, Mr. McClean and Mr. Kletti were elected Trustees in February 2004.

** Mr. Ahles was elected Trustee in June 2005 and resigned as a Trustee in August 2006.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

All outstanding shares of the Funds are owned of record by the Allianz Life Variable Account A, Allianz Life Variable Account B, or Allianz Life of NY Variable Account C (the "Allianz Life Separate Accounts") or otherwise by Allianz Life Insurance Company of North America or Allianz Life Insurance Company of New York. The First Trust AZL 5 Fund and First Trust Target Double Play Fund did not commence operations until on or after the date of this SAI. Therefore, as of the date of this SAI, the Trustees and officers of the Trust, as a group, beneficially owned none of the shares of either of these Funds of the Trust and no persons owned beneficially 5% or more shares of the Funds.

The Manager may be presumed to control both the Trust and each of the Funds because it and its affiliates possess or share investment or voting power with respect to more than 25% of the total shares outstanding of the Trust and substantially all of the Funds. All of the outstanding shares of the Funds are owned by the Allianz Life Separate Accounts or otherwise by Allianz Life Insurance Company of North America or Allianz Life Insurance Company of New York. As a result, the Manager may have the ability to elect the Trustees of the Trust, approve the investment management agreement and the distribution agreement for each of the Funds and to control any other matters submitted to the shareholders of the Funds for their approval or ratification, subject to any pass-through voting rights of owners of variable insurance Contracts with an investment in a Fund.

THE MANAGER

Subject to the general supervision of the Trust's Board of Trustees and in accordance with each Fund's investment objectives and restrictions, investment advisory services are provided to the Funds by the Manager. The Manager manages each Fund pursuant to an Investment Management Agreement (the "Management Agreement") with the Trust in respect of each such Fund, and subject to the investment policies described herein and in the Prospectus for the Funds.

The Manager is a registered investment adviser and a Minnesota limited liability company located at 5701 Golden Hills Drive, Minneapolis, MN 55416. Allianz Life Insurance Company of North America ("Allianz Life") is the sole owner of the Manager.


                                       31
                  The Allianz Variable Insurance Products Trust
 AZL First Trust AZL 5 Fund - AZL First Trust Target Double Play Fund SAI [Date]

For the services provided and the expenses assumed pursuant to the Management Agreement each of the Trust's Funds pays a fee, computed daily and paid monthly, at an annual rate calculated as a percentage of the average daily net assets of that Fund according to the following schedule:

         NAME OF FUND                                         MANAGEMENT FEE
         First Trust AZL 5 Fund                                     0.60%
         First Trust AZL Target Double Play Fund                    0.60%

The Manager may periodically elect to voluntarily reduce all or a portion of its fee with respect to any Fund in order to increase the net income of one or more of the Funds available for distribution as dividends. In this regard, the Manager has entered into an expense limitation agreement with certain of the Funds (each an "Expense Limitation Agreement"). Pursuant to the Expense Limitation Agreements, the Manager has agreed to waive or limit its fees and to assume other expenses to the extent necessary to limit the total annual operating expenses of each Fund to the limits described below. Please note that the waiver of such fees will cause the total return and yield of a fund to be higher than they would otherwise be in the absence of such a waiver.

The Manager may request and receive reimbursement from the Fund of the advisory fees waived or limited and other expenses reimbursed by the Manager pursuant to the Expense Limitation Agreement at a later date when the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth below. No reimbursement will be made unless the total annual expense ratio of the Fund making such reimbursement is less than the limit set forth below. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by the Manager is not permitted.

The Manager has contractually agreed to waive advisory fees through April 30, 2007, and if necessary, reimburse expenses in order to limit annual fund operating expenses for certain of the funds of the Trust as follows:

         NAME OF FUND                               EXPENSE LIMITATION FOR FUND
         First Trust AZL 5 Fund                                0.97%
         First Trust Target Double Play Fund                   0.97%

Pursuant to the Management Agreement, the Funds will pay all expenses not assumed by the Manager. Among other expenses, each Fund pays its taxes (if any), brokerage commissions on portfolio transactions, interest, the cost of transfer and dividend disbursement, administration of shareholder accounts, custodial fees, expenses of registering and qualifying shares for sale after the initial registration, auditing and legal expenses, fees and expenses of unaffiliated trustees, and costs of shareholder meetings.

Unless sooner terminated, the Management Agreement continues in effect as to a particular Fund for an initial period of two years and thereafter for successive one-year periods if such continuance is approved at least annually (i) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of such Fund and (ii) by vote of a majority of the Trustees who are not parties to the Management Agreement, or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for such purpose. The Management Agreement is terminable as to a particular Fund at any time on 60 days' prior written notice without penalty by the Trustees, by vote of a majority of outstanding shares of that Fund, or by the Manager as applicable. The Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

The Management Agreement provides that the Manager shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of its duties, except a loss suffered by a Fund resulting from a breach of fiduciary duty with respect to its receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Manager as applicable in the performance of its duties, or from reckless disregard of its duties and obligations thereunder.

The Funds commenced operations on or after the date of this SAI and have therefore paid no advisory fees in the last three fiscal years.

The Manager and the Funds have also entered into an administrative services agreement whereby the Manager provides certain compliance oversight services and certain services in connection with the filing of documents with the SEC on behalf of the Funds. The fees paid to the Manager for the compliance oversight services are based on the Manager's expenses for personnel who provide these services. The fees for the filing services are calculated on an hourly rate.



                                       32
                  The Allianz Variable Insurance Products Trust
 AZL First Trust AZL 5 Fund - AZL First Trust Target Double Play Fund SAI [Date]

THE SUBADVISER

The Manager has entered into a subadvisory agreement with one or more Subadvisers with respect to each VIP Fund managed by the Manager (the "Subadvised Funds").

Subadvisers for the Subadvised Funds are selected from the universe of investment management firms. Through a rigorous portfolio manager selection process, which includes researching each potential Subadviser's asset class, track record, organizational structure, management team, consistency of performance and assets under management, a small group of potential Subadvisers are chosen. Out of that group, the Manager then chooses the potential Subadvisers it considers to be most qualified based on performance evaluation, ownership structure, personnel and philosophy to return for an on-site visit and a quantitative and qualitative analysis by the Manager's investment committee. Out of those potential Subadvisers, the Manager then selects the firm it determines to be the most qualified, subject to approval by the Board of Trustees of the Trust, including a majority of the Trustees who are not "interested persons" of the Trust.

Each Subadviser's performance on behalf of a Subadvised Fund is monitored by the Manager, taking into consideration investment objectives and policies and level of risk. The Manager brings comprehensive monitoring and control to the investment management process.

The Trust and the Manager were issued an exemptive order from the Securities and Exchange Commission in September 2002 which permits the Subadvised Funds to obtain the services of one or more Subadvisers without investor or shareholder approval. The exemptive order also permits the terms of Portfolio Management Agreements to be changed and the employment of Subadvisers to be continued after events that would otherwise cause an automatic termination of a Portfolio Management Agreement, in each case without shareholder approval if those changes or continuation are approved by the Trust's Board of Trustees. If a Subadviser were added or changed without shareholder approval, the Prospectus would be revised and shareholders notified.

Highly disciplined manager evaluation on both a quantitative and qualitative basis is an ongoing process. The Manager's investment committee gathers and analyzes performance data. Performance attribution, risk/return ratios and purchase/sale assessments are prepared monthly and, each quarter, a more comprehensive review is completed which consists of manager visits, fundamental analysis and statistical analysis. Extensive quarterly analysis is conducted to ensure that the investment fund is being managed in line with the stated objectives. Semiannually, the investment committee reviews the back-up manager selection, regression analysis and universe comparisons. A number of "red flags" signal a more extensive and frequent manager review. These flags consist of a return inconsistent with the investment objective, changes in Subadviser leadership, ownership or portfolio managers, large changes in assets under management and changes in philosophy or discipline. The immediate response to any red flag is to assess the potential impact on the manager's ability to meet investment objectives. The Manager monitors "back-up" additional independent managers for each investment class so that, should a Subadviser change be warranted, the transition can be effected on a timely basis.

Under the Subadvisory Agreement to the Funds, the Subadviser agrees to assume the obligations of the Manager to provide day-to-day investment decisions and other advisory services for a specific Subadvised Fund.

First Trust Advisors L.P. is the Subadviser for each Fund and receives a subadvisory fee of [___._____] for its services.

The Funds commenced operations on or after the date of this SAI and therefore no subadvisory fees have been earned by the Subadviser in the last three fiscal years.

FIRST TRUST ADVISORS L.P.

First Trust Advisors L.P. is responsible for managing the investment strategies used by both of the Funds, subject to the supervision of the Manager and the Board of Trustees. No one individual is primarily responsible for portfolio management decisions for the Funds. Investments are made under the direction of a committee (the "Investment Committee"). Robert F. Carey, CFA; Roger F. Testin, CFA; Jon C. Erickson, CFA; David G. McGarel, CFA; and Daniel J. Lindquist, CFA comprise the Investment Committee of First Trust that is responsible for the day-to-day management of each Fund.

First Trust and First Trust Portfolios L.P. ("FTP") were established in 1991 and at September 30, 2006, had approximately $26.5 billion in assets under management and supervision, of which approximately $1.1 billion was invested in trusts serving as underlying funds for variable annuity and insurance contracts.


                                       33
                  The Allianz Variable Insurance Products Trust
 AZL First Trust AZL 5 Fund - AZL First Trust Target Double Play Fund SAI [Date]

OTHER MANAGED ACCOUNTS

The following chart reflects information at December 31, 2005, regarding accounts other than the listed Fund for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) registered investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance ("performance-based fees"), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rate as of the applicable date.


---------------------------- ----------------- ------------------------------------- ----------------------- ---------------
                             PORTFOLIO                                               OTHER POOLED
FUND                         MANAGER           REGISTERED INVESTMENT COMPANIES       INVESTMENT VEHICLES     OTHER ACCOUNTS
---------------------------- ----------------- ------------------------------------- ----------------------- ---------------
---------------------------- ----------------- ------------------------------------- ----------------------- ---------------
First Trust AZL 5 Fund and   Robert F. Carey   26 registered investment companies    0, $0                   0, $0
First Trust Target Double
Play Fund                                      with $1,492,690,625 in assets
---------------------------- ----------------- ------------------------------------- ----------------------- ---------------
---------------------------- ----------------- ------------------------------------- ----------------------- ---------------
                             Roger F. Testin   26 registered investment companies    0, $0                   0, $0
                                               with $1,492,690,625 in assets
---------------------------- ----------------- ------------------------------------- ----------------------- ---------------
---------------------------- ----------------- ------------------------------------- ----------------------- ---------------
                                               26 registered investment companies
                             Jon C. Erickson   with $1,492,690,625 in assets         0, $0                   0, $0
---------------------------- ----------------- ------------------------------------- ----------------------- ---------------
---------------------------- ----------------- ------------------------------------- ----------------------- ---------------
                                               26 registered investment companies
                             David G. McGarel  with $1,492,690,625 in assets         0, $0                   0, $0
---------------------------- ----------------- ------------------------------------- ----------------------- ---------------
---------------------------- ----------------- ------------------------------------- ----------------------- ---------------
                             Daniel J.         26 registered investment companies
                             Lindquist         with $1,492,690,625 in assets         0, $0                   0, $0
---------------------------- ----------------- ------------------------------------- ----------------------- ---------------


None of the accounts managed by the Investment Committee pay an advisory fee that is based upon the performance of the account. In addition, First Trust believes that there are no material conflicts of interest that may arise in connection with the Investment Committee's management of the Funds' investments and the investments of the other accounts managed by the Investment Committee. However, because the investment strategies of the Funds and other accounts managed by the Investment Committee are based on fairly mechanical investment processes, the Investment Committee may recommend that certain clients sell and other clients buy a given security at the same time. In addition, because the investment strategies of the Funds and other accounts managed by the Investment Committee result in the clients investing in readily available securities, First Trust believes that there should not be material conflicts in the allocation of investment opportunities between a Fund and other accounts managed by the Investment Committee. None of the members of the Investment Committee own interests in the Funds.

The Subadviser has adopted certain compliance procedures which are designed to address conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.



                                       34
                  The Allianz Variable Insurance Products Trust
 AZL First Trust AZL 5 Fund - AZL First Trust Target Double Play Fund SAI [Date]

PORTFOLIO MANAGER COMPENSATION
The following section includes portfolio manager compensation information as of December 31, 2005 for the Subadviser. The portfolio managers are employed by the Subadviser, not by the Funds.

The compensation structure for each member of the Investment Committee is based on a fixed salary as well as a discretionary bonus determined by the management of the Subadviser. Salaries are determined by management and are based on an individual's position and overall value to the firm. Bonuses are also determined by management and are based on an individual's overall contribution to the success of the firm and the profitability of the firm. Salaries and bonuses for members of the Investment Committee are not based on criteria such as a Fund's performance or the value of assets included in a Fund's portfolio. In addition, Mr. Carey, Mr. Erickson, Mr. McGarel, and Mr. Lindquist have an indirect ownership stake in the firm and will therefore receive their allocable share of ownership-related distributions.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES IN THE FUNDS
At December 31, 2005, none of the Portfolio Managers for either of the Funds beneficially owned shares of any Fund. AFFILIATED PERSONS The following table lists persons who are affiliated with the Trust and who are also affiliated persons of the Manager.
     ----------------- --------------------------- ---------------------------
     NAME                POSITION WITH TRUST          POSITION WITH ADVISER
     ----------------- --------------------------- ---------------------------
     ----------------- --------------------------- ---------------------------
     Jeffrey Kletti      Trustee; President            Director; President
     ----------------- --------------------------- ---------------------------
PORTFOLIO TRANSACTIONS

Purchases and sales of portfolio securities which are debt securities usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include the spread between the bid and asked prices. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Trust, where possible will deal directly with the dealers who make a market in the securities involved except under those circumstances where better price and execution are available elsewhere.

In distributing brokerage business arising out of the placement of orders for the purchase and sale of securities for any Fund, the objective of the Fund's Manager or Subadviser is to obtain the best overall terms. Allocation of transactions, including their frequency, to various brokers and dealers is determined by the Manager or Subadviser, in its best judgment and in the manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, brokers and dealers who provide supplemental investment research to the Manager or Subadviser may receive orders for transactions on behalf of the Trust. The types of research services the Manager or Subadviser receives include economic analysis and forecasts, financial market analysis and forecasts, industry and company specific analysis, performance monitoring, interest rate forecasts, arbitrage relative valuation analysis of various debt securities, analyses of U.S. Treasury securities, research-dedicated computer hardware and software and related consulting services and other services that assist in the investment decision-making process. Research services are received primarily in the form of written reports, computer-generated services, telephone contacts and personal meetings with security analysts. Research services may also be provided in the form of meetings arranged with corporate and industry spokespersons or may be generated by third parties but are provided to the Manager or Subadviser by, or through, broker-dealers. Research so received is in addition to and not in lieu of services required to be performed by the Manager or Subadviser and does not reduce the fees payable to such adviser by the Trust. Such information may be useful to the Manager or Subadviser in serving both the Trust and other clients and, conversely supplemental information obtained by the placement of business of other clients may be useful to the Manager or Subadviser in carrying out its obligations to the Trust. The Manager and Subadviser also may consider sales of shares of the Trust as a factor in the selection of broker-dealers to execute portfolio transactions for the Trust. The selection of a particular broker or dealer based on such considerations will not affect the price per share that would be paid by a shareholder for shares of a Fund, nor will it affect the amount a Fund would receive for any sale of Fund shares.

Consistent with achieving best execution, a Fund may participate in so-called "commission recapture" programs, under which brokers or dealers used by the Fund remit a portion of brokerage commissions to the particular Fund from which they were generated. Subject to oversight by the Fund's Board of Directors, either the Fund's Manager or Subadviser, is responsible for the selection of brokers or dealers and for ensuring that a Fund receives best execution in connection with


                                       35
                  The Allianz Variable Insurance Products Trust
 AZL First Trust AZL 5 Fund - AZL First Trust Target Double Play Fund SAI [Date] its portfolio brokerage transactions. Participation in such programs may have the effect of reducing overall expenses and increasing overall returns for certain Funds

While the Manager or Subadviser generally seeks competitive commissions, the Trust may not necessarily pay the lowest commission available on each brokerage transaction for the reasons discussed above. Thus, a Fund may pay a higher brokerage commission in connection with a given portfolio transaction than it would have paid another broker for the same transaction in recognition of the value of brokerage or research services provided by the executing broker. The Funds commenced operations on or after the date of this SAI and have therefore paid no brokerage commissions in the last three fiscal years.

AFFILIATED BROKERS
The Funds commenced operations on or after the date of this SAI and therefore no brokerage commissions have been paid to any broker that is affiliated with the Trust, the Manager, or the Subadviser in the last three fiscal years.

Except as permitted by applicable rules under the 1940 Act, the Trust will not acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with the Manager or Subadviser or the Distributor, or their affiliates. Subject to the requirements of the 1940 Act and the oversight of the Board of Trustees of the Trust, the Funds may borrow from the Manager or Subadviser for temporary or emergency purposes in order to meet unanticipated redemptions or to meet payment obligations when a portfolio transaction "fails" due to circumstances beyond a Fund's control.

Investment decisions for each Fund of the Trust are made independently from those made for the other Funds or any other portfolio investment company or account managed by the Manager or Subadviser. Any such other portfolio, investment company or account may also invest in the same securities as the Trust. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another Fund, portfolio, investment company or account, the transaction will be averaged as to price, and available investments will be allocated as to amount, in a manner which the Manager or Subadviser believes to be equitable to the Fund(s) and such other portfolio, investment company, or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by the Fund. To the extent permitted by law, the Manager or Subadviser may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for other Funds or for other portfolios, investment companies, or accounts in order to obtain best execution. In making investment recommendations for the Trust, the Manager or Subadviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Trust is a customer of the Manager, its parent, affiliates, or a Subadviser and, in dealing with its customers, the Manager, its parent and affiliates or a Subadviser will not inquire or take into consideration whether securities of such customers are held by the Trust.

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

BISYS, whose principal location of business is 3435 Stelzer Road, Columbus, Ohio 43219, serves as the administrator (the "Administrator"), transfer agent (the "Transfer Agent") and fund accountant (the "Fund Accountant") to the Trust pursuant to a Services Agreement dated as of January 1, 2003, and amended as of October 5, 2004 (the "Services Agreement").

As Administrator, BISYS has agreed to maintain office facilities for the Trust; furnish statistical and research data, clerical and certain bookkeeping services and stationery and office supplies; prepare the periodic reports to the SEC on Form N-SAR and N-CSR or any comparable or replacement forms therefor; compile data for, prepare for execution by the Funds and file certain federal and state tax returns and required tax filings; prepare compliance filings pursuant to state securities laws with the advice of the Trust's counsel; keep and maintain the financial accounts and records of the Funds, including calculation of daily expense accruals; and generally assist in all aspects of the Trust's operations other than those performed by the Manager under the Investment Management Agreement, the Subadviser under the Subadvisory Agreement, or by the Custodian under the Custody Agreement. Under the Services Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.

As Transfer Agent, BISYS performs the following services in connection with each Fund's shareholders of record: maintains shareholder records; processes shareholder purchase and redemption orders; processes transfers and exchanges of shares of the Funds on the shareholder files and records; processes dividend payments and reinvestments; and assists in the mailing of shareholder reports and proxy solicitations.

                                       36
                  The Allianz Variable Insurance Products Trust
 AZL First Trust AZL 5 Fund - AZL First Trust Target Double Play Fund SAI [Date]

As Fund Accountant, BISYS maintains the accounting books and records for the Funds, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received and other required separate ledger accounts; maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Funds, including calculation of the net asset value per share, calculation of the dividend and capital gain distributions, if any, and of yield, reconciliation of cash movements with Trust's custodian, affirmation to the Trust's custodian of all portfolio trades and cash settlements, verification and reconciliation with the Trust's custodian of all daily trade activities; provides certain reports; obtains dealer quotations, prices from a pricing service or matrix prices on all portfolio securities in order to mark the portfolio to the market; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for the Funds.

Under the terms of the Services Agreement, an officer of BISYS serves as the Chief Compliance Officer (the "CCO") of the Trust.

BISYS receives a fee from each Fund for its services as Administrator, Transfer Agent and Fund Accountant and expenses assumed pursuant to the Services Agreement, aggregated and paid monthly, including a minimum annual base fee of $1,250,000 and in addition to the annual base fee, an asset-based fee, calculated daily and paid monthly, at the annual rate of 0.06% of the combined average daily net assets of the Funds from $550 million to $2 billion; 0.045% of the combined average daily net assets of the Funds from $2 billion to $3 billion; 0.03% of the combined average daily net assets of the Funds from $3 billion to $6 billion; and 0.02% of the combined average daily net assets of the Funds over $6 billion. From time to time, BISYS may waive all or a portion of the administration fee payable to it by the Funds, either voluntarily or pursuant to applicable statutory expense limitations. In addition, BISYS receives an annual fee of $100,000 from the Trust for the services of the CCO.

The Funds commenced operations on or after the date of this SAI and therefore BISYS was not entitled to receive any fees from the Funds as of the date of this SAI.

Currently, the Services Agreement renews for successive one-year terms unless terminated by either party not less than 60 days prior to the expiration of such term, provided that any such renewal is approved at least annually (i) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of the affected Fund and (ii) by vote of a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of any party to the Services Agreement cast in person at a meeting called for such purpose. The Services Agreement is terminable for cause with respect to a particular Fund at any time on 60 days' written notice without penalty by vote of the Trustees, by vote of a majority of the outstanding shares of that Fund or by BISYS. The Services Agreement provides that BISYS shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust in connection with the matters to which the Services Agreement relates, except a loss from willful misfeasance, bad faith or negligence in the performance of its duties, or from the reckless disregard by BISYS of its obligations and duties thereunder.

DISTRIBUTOR

BISYS LP, whose principal location of business is 3435 Stelzer Road, Columbus, Ohio 43219, serves as distributor to the Trust pursuant to a Distribution Agreement dated as of October 27, 1999 (the "Distribution Agreement"). The Distribution Agreement provides that the Distributor will use appropriate efforts to solicit orders for the sale of the Funds' shares from bona fide investors and may enter into selling group agreements with responsible dealers and dealer managers as well as sell the Funds' shares to individual investors. The Distributor is not obligated to sell any specific amount of shares.

The Distribution Agreement between the Trust and BISYS LP dated October 27, 1999 was last approved by the Trust's Board of Trustee's (including a majority of such Trustee's who are not interested persons of the Trust or any party to such agreement within the meaning of the 1940 Act) on September 10, 2002. Unless otherwise terminated, the Distribution Agreement will continue in effect for successive one-year periods from the date of such Agreement if approved at least annually (i) by the Trust's Board of Trustees or by the vote of a majority of the outstanding shares of the Trust, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable at any time on 60 days' written notice without penalty by the Trustees, by a vote of a majority of the shareholders of the Trust, or by BISYS LP on 90 days' written notice. The


                                       37
                  The Allianz Variable Insurance Products Trust
 AZL First Trust AZL 5 Fund - AZL First Trust Target Double Play Fund SAI [Date]

Distribution Agreement will automatically terminate in the event of any assignment as defined in the 1940 Act.

DISTRIBUTION PLAN. A Distribution Plan (the "Plan") has been adopted by each of the Funds pursuant to Rule 12b-1 of the Act. Pursuant to the Plan, the Funds may pay directly or reimburse the Distributor monthly in amounts described in the Prospectus for costs and expenses of marketing the shares of the Funds.

The Plan provides for payments by each Fund (except Class 1 shares of any Fund) to the Distributor at an annual rate not to exceed 0.25% of the Fund's average net assets.

The Funds commenced operations on or after the date of this SAI and therefore no 12b-1 fees were earned from the Funds as of the date of this SAI.

Under each Plan, each Fund pays the Distributor and other securities dealers and other financial institutions and organizations for certain distribution activities. The above amounts represent payments to securities dealers and other financial institutions and organizations for certain distribution services. Amounts received by the Distributor may, additionally, subject to each Plan's maximums, be used to cover certain other costs and expenses related to the distribution of Fund shares and provision of service to Fund shareholders, including: (a) advertising by radio, television, newspapers, magazines, brochures, sales literature, direct mail or any other form of advertising; (b) expenses of sales employees or agents of the Distributor, including salary, commissions, travel and related expenses; (c) costs of printing prospectuses and other materials to be given or sent to prospective investors; and (d) such other similar services as the Trustees determine to be reasonably calculated to result in the sale of shares of the Funds. Each Fund will pay all costs and expenses in connection with the preparation, printing and distribution of the Prospectus to current shareholders and the operation of its Plan(s), including related legal and accounting fees. A Fund will not be liable for distribution expenditures made by the Distributor in any given year in excess of the maximum amount payable under a Plan for that Fund in that year.

The Plan provides that it may not be amended to increase materially the costs which the Funds may bear pursuant to the Plan without shareholder approval and that other material amendments of the Plan must be approved by the Board of Trustees, and by the Trustees who are neither "interested persons" (as defined in the 1940 Act) of the Trust nor have any direct or indirect financial interest in the operation of the particular Plan or any related agreement, by vote cast in person at a meeting called for the purpose of considering such amendments. The selection and nomination of the Trustees of the Trust have been committed to the discretion of the Trustees who are not "interested persons" of the Trust. The plan with respect to the First Trust AZL 5 Fund and First Trust Target Double Play Fund was initially approved on [Date]. Each Plan is terminable at any time by a vote of a majority of the Plan Trustees or by vote of the holders of a majority of the shares of the Fund. The Board of Trustees has concluded that there is a reasonable likelihood that the Plan will benefit the Funds and their shareholders.

CUSTODIAN

The Northern Trust Company, 50 South LaSalle Street, Chicago, IL 60675, serves as Custodian to the Trust pursuant to the Custody Agreement dated as of October 6, 1999 (the "Custody Agreement"). The Custodian's responsibilities include safeguarding and controlling the Funds' cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Funds' investments.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP ("KPMG"), 191 West Nationwide Boulevard, Suite 500, Columbus, OH 43215, is the independent registered public accounting firm for the Trust. KPMG provides financial auditing services as well as certain tax return preparation services for the Trust.

LEGAL COUNSEL

Dorsey & Whitney LLP, 50 South Sixth Street, Suite 1500, Minneapolis MN 55402, is the legal counsel to the Trust. Wilmer Cutler Pickering LLP, 2445 M Street, N.W., Washington DC 20037, is legal counsel to the Independent Trustees.

CODES OF ETHICS

Federal law requires the Trust, its investment advisers and its principal underwriter to adopt codes of ethics which govern the personal securities transactions of their respective personnel. Accordingly, each such entity has adopted a code of ethics pursuant to which their respective personnel may invest


                                       38
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in securities for their personal accounts (including securities that may be purchased or held by the Trust). Each code of ethics is included as an exhibit to the Trust's registration statement which is on file with, and available from, the Securities and Exchange Commission. Each Code has been adopted pursuant to Rule 17j-1.

LICENSING ARRANGEMENTS
In order to use the names of certain companies and their products or services in the names of the Funds and the strategies used to manage them, the Funds rely on licenses granted to First Trust.

"Dow(SM)," "Dow Jones Industrial Average(SM)," "DJIA(SM)," and "Dow Jones Select Dividend Index(SM)" are service marks of Dow Jones & Company, Inc. (Dow Jones) and have been licensed for use for certain purposes by First Trust Advisors L.P. and Allianz Life Advisers, LLC. Dow Jones does not sponsor, endorse, sell, or promote either of the Funds or the DowSM Target Dividend Strategy. Dow Jones makes no representation regarding the advisability of investing in such products.

Neither of the Funds are sponsored, endorsed, sold, or promoted by Dow Jones. Dow Jones makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of purchasing the Funds. Dow Jones' only relationship to First Trust and Allianz Life Advisers, LLC is the licensing of certain copyrights, trademarks, servicemarks, and service names of Dow Jones. Dow Jones has no obligation to take the needs of First Trust, Allianz Life Advisers, LLC, or the owners of the Funds into consideration in determining, composing or calculating the Dow Jones Industrial AverageSM. Dow Jones is not responsible for and has not participated in the determination of the terms and conditions of the Funds to be issued, including the pricing or the amount payable under the policy. Dow Jones has no obligation or liability in connection with the administration or marketing of the Funds.

DOW JONES DOES NOT GUARANTEE THE ACCURACY OAND/OR THE COMPLETENESS OF THE DOW JONES INDUSTRIAL AVERAGESM OR ANY DATA INCLUDED THEREIN AND DOW JONES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. DOW JONES MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, ALLIANZ LIFE ADVISERS, LLC, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DOW JONES INDUSTRIAL AVERAGESM OR ANY DATA INCLUDED THEREIN. DOW JONES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DOW JONES INDUSTRIAL AVERAGESM OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES HAVE ANY LIABILITY FOR ANY LOST PROFITS, OR INDIRECT, PUNITIVE, SPECIAL, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN DOW JONES AND FIRST TRUST OR ALLIANZ LIFE ADVISERS, LLC.

"Value Line," "The Value Line Investment Survey," and "Value Line Timeliness Ranking System" are registered trademarks of Value Line, Inc. or Value Line Publishing, Inc. that have been licensed to First Trust Advisors L.P. and Allianz Life Advisers, LLC. The AZL First Trust Target Double Play Fund and the AZL First Trust AZL 5 Fund are not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. ("Value Line"). Value Line makes no representation regarding the advisability of investing in the AZL First Trust Target Double Play Fund or the AZL First Trust AZL 5 Fund. First Trust Advisors L.P., Allianz Life Advisers, LLC, and Allianz Life Insurance Company of North America are not affiliated with any Value Line Company.

Value Line Publishing, Inc.'s ("VLPI") only relationship to First Trust is VLPI's licensing to First Trust of certain VLPI trademarks and trade names and the Value Line Timeliness Ranking System (the "System") which is composed by VLPI without regard to First Trust, the Funds, or any investor. VLPI has no obligation to take the needs of First Trust or any investor in the Funds into consideration in composing the System. The Funds' results may differ from the hypothetical or published results of the Value Line Timeliness Ranking System. VLPI is not responsible for and has not participated in the determination of the prices and composition of the Funds or the timing of the issuance for sale of the Funds or in the calculation of the equations by which the Funds are to be converted into cash. VLPI makes no warranty concerning the System, express or implied, including, but not limited to, any implied warranties of merchantability or fitness for a particular purpose or any implied warranties arising from usage of trade, course of dealing, or course of performance, and VLPI makes no warranty as to the potential profits or any other benefits that


                                       39
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

may be achieved by using the System or any information or materials generated therefrom. VLPI does not warrant that the System will meet any requirements or that it will be accurate or error-free. VLPI also does not guarantee any uses, information, data, or other results generated from the System. VLPI has no obligation or liability (i) in connection with the administration, marketing, or trading of the Funds; or (ii) for any loss, damage, cost, or expense suffered or incurred by any investor or other person or entity in connection with these Funds, and in no event shall VLPI be liable for any lost profits or other consequential, special, punitive, incidental, indirect, or exemplary damages in connection with the Funds.

"NYSE(R)" is a registered trademark of, and "NYSE international 100 IndexSM" is a service mark of, the NYSE Group, Inc. NYSE Group, Inc. has no relationship to First Trust or Allianz Life Advisers, LLC, other than the licensing of the NYSE International 100 Index (the "Index") and its service marks for use in connection the Funds.

NYSE GROUP, INC. DOES NOT:

o Sponsor, endorse, sell, or promote the Funds.
o Recommend that any person invest in the Funds or any other securities.
o Have any responsibility or liability for, or make any decisions about, the timing, amount, or pricing of the Funds.
o Have any responsibility or liability for the administration, management, or marketing of the Funds.
o Consider the needs of the Funds or the owners of the Funds in determining, composing, or calculating the Index or have any obligation to do so.

--------------------------------------------------------------------------------

NYSE GROUP, INC. WILL NOT HAVE ANY LIABILITY IN CONNECTION WITH THE FUNDS. SPECIFICALLY,

O NYSE GROUP, INC. DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND NYSE GROUP, INC. DISCLAIMS ANY WARRANTY ABOUT:
    O THE RESULTS TO BE OBTAINED BY THE FUNDS, THE OWNER OF THE FUNDS, OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE INDEX AND THE DATA INCLUDED IN THE INDEX;
    O   THE ACCURACY OR COMPLETENESS OF THE INDEX AND ITS DATA;
    O THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE INDEX AND ITS DATA;

O NYSE GROUP, INC. WILL HAVE NO LIABILITY FOR ANY ERRORS,
OMISSIONS, OR INTERRUPTIONS IN THE INDEX OR ITS DATA;

O UNDER NO CIRCUMSTANCES WILL NYSE GROUP, INC. OR ANY OF ITS AFFILIATES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL, OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NYSE GROUP, INC. KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT BETWEEN FIRST TRUST AND ALLIANZ LIFE ADVISERS, LLC AND NYSE GROUP, INC. IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE FUNDS OR ANY OTHER THIRD PARTIES.
--------------------------------------------------------------------------------

The publishers of the DJIA, the Dow Jones Select Dividend Index, the FT30 Index, the Hang Seng Index, and the NYSE International 100 Index are not affiliated with First Trust Advisors L.P., Allianz Life Advisers, LLC, or Allianz Life Insurance Company of North America and have not participated in creating the Funds, the strategies used to manage the Funds, or the selection of securities for the Funds. Except as otherwise noted, none of the index publishers have approved any of the information in this prospectus.


                                       40
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--------------------------------------------------------------------------------

ADDITIONAL INFORMATION

DESCRIPTION OF SHARES

The Trust is a Delaware business trust organized on July 13, 1999. The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. The shares are offered on a continuous basis. Pursuant to such authority, the Board of Trustees has established 33 series, each named above and previously defined collectively as the "VIP Funds".

Each share of each VIP Fund represents an equal proportionate interest with each other share of that series. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable. No commissions are paid for distributing the VIP Funds' shares.

Under the terms of the Declaration of Trust, the Trust is not required to hold annual shareholder meetings. Shareholder meetings for the purpose of electing Trustees will not be held, unless required by law, unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. At meetings of shareholders, each share is entitled to one vote for each dollar of net asset value applicable to such share. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes applicable to shares voting for the election of Trustees can elect all of the Trustees to be elected at a meeting. The rights of shareholders cannot be modified other than by a vote of the majority of the outstanding shares.

The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.

In addition to the 33 separate VIP Funds, the Trust previously offered five additional funds which ceased as an investment option effective May 1, 2002. These funds, the USAZ Strategic Growth Fund, the AZOA Global Opportunities Fund, the AZOA Growth Fund, the AZOA Diversified Assets Fund and the AZOA Fixed Income Fund were merged into four existing USAZ and PIMCO funds on November 15, 2002. The merger was approved by shareholders under a business combination filing with the SEC.

As of May 1, 2002, the Trust added five new funds to the VIP Funds: the USAZ AIM Basic Value Fund, the USAZ AIM Blue Chip Fund, the USAZ AIM Dent Demographic Trends Fund, the USAZ AIM International Equity Fund and USAZ Oppenheimer Emerging Growth Fund. Also five funds changed names, the USAZ Van Kampen Emerging Growth Fund effective May 1, 2002 (formerly known as the "USAZ American Growth Fund"); the USAZ Money Market Fund effective May 1, 2002 (formerly known as the "AZOA Money Market Fund"); USAZ PIMCO PEA Renaissance Fund effective May 1, 2003 (formerly USAZ PIMCO Renaissance Fund); USAZ PIMCO PEA Growth and Income Fund effective May 1, 2003 (formerly USAZ PIMCO Growth and Income Fund); and USAZ PIMCO PEA Value Fund effective May 1, 2003 (formerly USAZ PIMCO Value Fund.)

As of May 1, 2003, the Trust added two new funds as investment options: the USAZ PIMCO NFJ Small Cap Value Fund and the USAZ Van Kampen Global Franchise Fund.

As of December 8, 2003, the USAZ AllianceBernstein Technology Fund was re-named the USAZ Oppenheimer Emerging Technologies Fund and its management was assumed by OppenheimerFunds, Inc.

As of March 8, 2004, the Trust changed the portfolio managers and re-named the following funds: USAZ Davis NY Venture Fund (formerly known as USAZ AllianceBernstein Growth and Income Fund), USAZ Dreyfus Founders Equity Growth Fund (formerly known as USAZ AllianceBernstein Large Cap Growth Fund) and USAZ Oppenheimer International Growth Fund (formerly known as USAZ Templeton Developed Markets Fund).

As of April 30, 2004, the Trust added four new funds as investment options: the USAZ Dreyfus Premier Small Cap Value Fund, the USAZ Oppenheimer Global Fund, the USAZ Oppenheimer Main Street Fund, and the USAZ Van Kampen Equity and Income Fund.


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As of July 27, 2004, the USAZ PIMCO PEA Growth and Income Fund was re-named the
USAZ Legg Mason Value Fund and its management was assumed by Legg Mason Capital Management, Inc.

As of April 4, 2005, the Trust changed the portfolio managers of and re-named the following funds: USAZ Franklin Small Cap Value Fund (formerly known as the USAZ PIMCO NFJ Small Cap Value Fund), USAZ Legg Mason Growth Fund (formerly known as the USAZ AIM Dent Demographic Trends Fund), and the USAZ Salomon Brothers Large Cap Growth Fund (formerly known as the USAZ AIM Blue Chip Fund).

As of April 29, 2005 the Trust added three new funds as investment options: the USAZ Jennison 20/20 Focus Fund, the USAZ Jennison Growth Fund, and the USAZ Salomon Brothers Small Cap Growth Fund.

As of September 16, 2005, the Trust changed the portfolio managers of and re-named the following fund: USAZ OCC Renaissance Fund (formerly known as the USAZ PEA Renaissance Fund) and the USAZ OCC Value Fund (formerly known as the USAZ PEA Value Fund).

As of May 1, 2006, the Trust added four new funds as investment options: AZL Neuberger Berman Regency Fund, AZL Oppenheimer Developing Markets Fund, AZL PIMCO Fundamental IndexPLUS Total Return Fund, and AZL Van Kampen Global Real Estate Fund. In addition, each fund previously designated by "USAZ" was changed to "AZL" to reflect the name change of the trust from USAllianz Variable Insurance Products Trust to Allianz Variable Insurance Products Trust.

On the date of this SAI, the Trust added the AZL First Trust AZL 5 Fund and the AZL First Trust Target Double Play Fund.

VOTE OF A MAJORITY OF THE OUTSTANDING SHARES

As used in the Funds' Prospectus and in this Statement of Additional Information, "vote of a majority of the outstanding shares" of the Trust or any Fund means the affirmative vote, at an annual or special meeting of shareholders duly called, of the lesser of: (a) 67% or more of the votes of shareholders of the Trust or the Fund, present at such meeting at which the holders of more than 50% of the votes attributable to the shareholders of record of the Trust or the Fund are represented in person or by proxy, or (b) the holders of more than fifty percent (50%) of the outstanding votes of shareholders of the Trust or the Fund.

ADDITIONAL TAX INFORMATION

Each Fund intends to qualify as a "regulated investment company" (a "RIC" under the Code). Such qualification generally will relieve the Funds of liability for federal income taxes to the extent their earnings are distributed in accordance with the Code. However, taxes may be imposed on the Funds by foreign countries with respect to income received on foreign securities. Depending on the extent of each Fund's activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, each Fund may be subject to the tax laws of such states or localities. In addition, if for any taxable year the Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to a federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of earnings and profits, and would be eligible for the dividends-received deduction for corporations.

A non-deductible excise tax is also imposed on regulated investment companies that do not make distributions to shareholders on a timely basis in accordance with calendar-year distribution requirements (regardless of whether they otherwise have a non-calendar taxable year). These rules require annual distributions equal to 98% of ordinary income for the calendar year plus 98% of their capital gain net income for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a Fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. If distributions during a calendar year were less than the required amount, a particular Fund would be subject to a non-deductible excise tax equal to 4% of the deficiency.

Each of the Funds will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable distributions paid to a shareholder who has provided either an incorrect tax identification number or no number at all, or who is subject to withholding by the Internal Revenue Service for failure to report properly payments of interest or dividends.


                                       42
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Dividends of investment company taxable income (including net short-term capital gains) are taxable to shareholders as ordinary income. Distributions of investment company taxable income may be eligible for the corporate dividends-received deduction to the extent attributable to a Fund's dividend income from U.S. corporations, and if other applicable requirements are met. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) designated by a Fund as capital gain dividends are not eligible for the dividends-received deduction and will generally be taxable to shareholders as long-term capital gains, regardless of the length of time the Fund's shares have been held by a shareholder. Capital gains from assets held for one year or less will be taxed as ordinary income. Generally, dividends are taxable to shareholders, whether received in cash or reinvested in shares of a Fund. Any distributions that are not from a Fund's investment company taxable income or net capital gain may be characterized as a return of capital to shareholders or, in some cases, as capital gain. Shareholders will be notified annually as to the federal tax status of dividends and distributions they receive and any tax withheld thereon. Dividends, including capital gain dividends, declared in October, November, or December with a record date of such month and paid during the following January will be treated as having been paid by a Fund and received by shareholders on December
31 of the calendar year in which declared, rather than the calendar year in which the dividends are actually received.

Upon the taxable disposition (including a sale or redemption) of shares of a Fund, a shareholder may realize a gain or loss depending upon his basis in his shares. Such gain or loss generally will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. Such gain or loss will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. However, a loss realized by a shareholder on the disposition of Fund shares with respect to which capital gain dividends have been paid will, to the extent of such capital gain dividends, be treated as long-term capital loss if such shares have been held by the shareholder for six months or less. Further, a loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced (whether by reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Shareholders receiving distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share received equal to the net asset value of a share of the Funds on the reinvestment date.

A portion of the difference between the issue price and the face amount of zero coupon securities ("Original Issue Discount") will be treated as income to any Fund holding securities with Original Issue Discount each year although no current payments will be received by such Fund with respect to such income. This original issue discount will comprise a part of the investment company taxable income of such Fund which must be distributed to shareholders in order to maintain its qualification as a RIC and to avoid federal income tax at the level of the relevant Fund. Taxable shareholders of such a Fund will be subject to income tax on such original issue discount, whether or not they elect to receive their distributions in cash. In the event that a Fund acquires a debt instrument at a market discount, it is possible that a portion of any gain recognized on the disposition of such instrument may be treated as ordinary income.

A Fund's investment in options, futures contracts and forward contracts, options on futures contracts and stock indices and certain other securities, including transactions involving actual or deemed short sales or foreign exchange gains or losses are subject to many complex and special tax rules. For example, over-the-counter options on debt securities and certain equity options, including options on stock and on narrow-based stock indexes, will be subject to tax under Section 1234 of the Code, generally producing, a long-term or short-term capital gain or loss upon lapse of the option or sale of the underlying stock or security.

By contrast, a Fund's treatment of certain other options, futures and forward contracts entered into by the Fund is generally governed by Section 1256 of the Code. These "Section 1256" positions generally include regulated futures contracts, foreign currency contracts, non-equity options and dealer equity options. Each such Section 1256 position held by a Fund will be marked-to-market (i.e., treated as if it were sold for fair market value) on the last business day of that Fund's fiscal year, and all gain or loss associated with fiscal year transactions and marked-to-market positions at fiscal year end (except certain currency gain or loss covered by Section 988 of the Code) will generally be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. The effect of Section 1256 mark-to-market may be to accelerate income or to convert what otherwise would have been long-term capital gains into short-term capital gains or short-term capital losses into long-term capital losses within such Fund. The acceleration of income on Section 1256 positions may require the Fund to accrue taxable income without the corresponding receipt of cash. In order to generate cash to satisfy the distribution requirements of the Code, a Fund may be required to dispose of portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources, such as the sale of the Fund's shares. In these ways, any or all of these rules may affect the amount, character and timing of income earned and in turn distributed to shareholders by the Funds.


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When a Fund holds options or contracts which substantially diminish its risk of loss with respect to other positions (as might occur in some hedging transactions), this combination of positions could be treated as a straddle for tax purposes, resulting in possible deferral of losses, adjustments in the holding periods of securities owned by a Fund and conversion of short-term capital losses into long-term capital losses. Certain tax elections exist for mixed straddles, i.e., straddles comprised of at least one Section 1256 position and at least one non-Section 1256 position, which may reduce or eliminate the operation of these straddle rules.

Each Fund will monitor its transactions in such options and contracts and may make certain other tax elections in order to mitigate the effect of the above rules and to prevent disqualification of a Fund as a RIC under Subchapter M of the Code.

In order for a Fund to qualify as a RIC for any taxable year, at least 90% of the Fund's annual gross income must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, including gains from foreign currencies, and other income derived with respect to the business of investing in stock, securities or currencies. Future Treasury regulations may provide that foreign exchange gains may not qualify for purposes of the 90% limitation if such gains are not directly related to a Fund's principal business of investing in stock or securities, or options or futures with respect to such stock or securities. Currency speculation or the use of currency forward contracts or other currency instruments for non-hedging purposes may generate gains deemed to be not directly related to the Fund's principal business of investing in stock or securities and related options or futures. Each Fund will limit its activities involving foreign exchange gains to the extent necessary to comply with the above requirements.

The federal income tax treatment of interest rate and currency swaps is unclear in certain respects and may in some circumstances result in the realization of income not qualifying under the 90% limitation described above. Each Fund will limit its interest rate and currency swaps to the extent necessary to comply with this requirement.

Under Code Section 817(h), a segregated asset account upon which a variable annuity contract or variable life insurance policy is based must be "adequately diversified." A segregated asset account will be adequately diversified if it complies with certain diversification tests set forth in Treasury regulations. If a RIC satisfies certain conditions relating to the ownership of its shares, a segregated asset account investing in such investment company will be entitled to treat its pro rata portion of each asset of the investment company as an asset for purposes of these diversification tests. The Funds intend to meet these ownership conditions and to comply with the diversification tests noted above. Accordingly, a segregated asset account investing solely in shares of a Fund will be adequately diversified if the Funds meet the foregoing requirements.

However, the failure of a Fund to meet such conditions and to comply with such tests could cause the owners of variable annuity contracts and variable life insurance policies based on such account to recognize ordinary income each year in the amount of any net appreciation of such contract or policy during the year.

Provided that a Fund and a segregated asset account investing in the Fund satisfy the above requirements, any distributions from the Fund to such account will be exempt from current federal income taxation to the extent that such distributions accumulate in a variable annuity contract or variable life insurance policy.

Persons investing in a variable annuity contract or variable life insurance policy offered by a segregated asset account investing in a Fund should refer to the Prospectus with respect to such contract or policy for further tax information.

Information set forth in the prospectus and this Statement of Additional Information which relates to federal taxation is only a summary of some of the important federal tax considerations generally affecting purchasers of shares of the Funds. No attempt has been made to present a detailed explanation of the federal income tax treatment of a Fund or its shareholders and this description is not intended as a substitute for federal tax planning. Accordingly, potential purchasers of shares of a Fund are urged to consult their tax advisers with specific reference to their own tax situation, including any application of foreign, state or local tax laws. In addition, the tax discussion in the Prospectus and this Statement of Additional Information is based on tax laws and regulations which are in effect on the date of the Prospectus and this Statement of Additional Information. Such laws and regulations may be changed by legislative or administrative action.

ADDITIONAL TAX INFORMATION CONCERNING THE FUNDS

Each of the Funds may invest in non-U.S. corporations, which may be treated as "passive foreign investment companies" ("PFICs") under the Code. This could result in adverse tax consequences upon the disposition of, or the receipt of "excess distributions" with respect to, such equity investments. To the extent that a Fund invests in PFICs, it may adopt certain tax strategies to reduce or eliminate the adverse effects of certain federal tax provisions governing PFIC


                                       44
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investments. Many non-U.S. banks and insurance companies may be excluded from
PFIC treatment if they satisfy certain technical requirements under the Code. To the extent that a Fund invests in foreign securities which are determined to be PFIC securities and is required to pay a tax on such investments, a credit for this tax would not be allowed to be passed through to the Fund's shareholders. Therefore, the payment of this tax would reduce the Fund's economic return from its PFIC investments. Gains from dispositions of PFIC shares and excess distributions received with respect to such shares are treated as ordinary income rather than capital gains.

PERFORMANCE INFORMATION

From time to time performance information for the Funds showing their standardized average annual total return, non-standardized return and/or yield may be presented in advertisements, sales literature and shareholder reports. Such performance figures are based on historical earnings and are not intended to indicate future performance. Standardized average annual total return of a Fund will be calculated for the period since the establishment of the Fund and will reflect the imposition of the maximum sales charge, if any. Standardized average annual total return is measured by comparing the value of an investment in a Fund at the beginning of the relevant period to the redemption value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions) and annualizing the result. Yield of a Fund will be computed by dividing a Fund's net investment income per share earned during a recent one-month period by that Fund's per share maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last day of the period and annualizing the result.

In addition, from time to time the Funds may present their respective distribution rates in shareholder reports and in supplemental sales literature which is accompanied or preceded by a Prospectus and in shareholder reports. Distribution rates will be computed by dividing the distribution per share over a twelve-month period by the maximum offering price per share. The calculation of income in the distribution rate includes both income and capital gains dividends and does not reflect unrealized gains or losses, although a Fund may also present a distribution rate excluding the effect of capital gains. The distribution rate differs from the yield, because it includes capital gains which are often non-recurring in nature, whereas yield does not include such items. Distribution rates may also be presented excluding the effect of a sales charge, if any.

Total return, whether standardized or non-standardized, and yield are functions of the type and quality of instruments held in the portfolio, levels of operation expenses and changes in market conditions. Consequently, total return and yield will fluctuate and are not necessarily representative of future results. Any fees charged by Allianz Life Insurance Co. of North America or any of its affiliates with respect to customer accounts for investing in shares of the Funds will not be included in performance calculations. Such fees, if charged, will reduce the actual performance from that quoted. In addition, if the Manager or BISYS voluntarily reduce all or a part of their respective fees, as further discussed in the Prospectus, the total return of such Fund will be higher than it would otherwise be in the absence of such voluntary fee reductions.

Yields and total returns quoted for the Funds include the effect of deducting the Funds' expenses, but may not include charges and expenses attributable to a particular variable annuity contract. Since shares of the Funds may be purchased only through a variable annuity contract, you should carefully review the prospectus of the variable annuity contract you have chosen for information on relevant charges and expenses. Including these charges in the quotations of the Funds' yield and total return would have the effect of decreasing performance. Performance information for the Funds must always be accompanied by, and reviewed with, performance information for the insurance product which invests in the Funds.

YIELDS OF THE FUNDS

Yields of each of the Funds will be computed by analyzing net investment income per share for a recent thirty-day period and dividing that amount by a Fund share's maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period. Net investment income will reflect amortization of any market value premium or discount of fixed income securities (except for obligations backed by mortgages or other assets) and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. The yield of each of the Funds will vary from time to time depending upon market conditions, the composition of a Fund's portfolio and operating expenses of the Trust allocated to each Fund. These factors and possible differences in the methods used in calculating yield should be considered when comparing a Fund's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of the Fund's shares and to the relative risks associated with the investment objectives and policies of each of the Funds.


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CALCULATION OF TOTAL RETURN

Standardized average annual total return is a measure of the change in value of the investment in a Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in the Fund immediately rather than paid to the investor in cash. Standardized average annual total return will be calculated by: (1) adding to the total number of shares purchased by a hypothetical $1,000 investment in the Fund and all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had immediately been reinvested, (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period, (3) assuming redemption at the end of the period, and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year.

MISCELLANEOUS

Individual Trustees are elected by the shareholders and, subject to removal by a vote of two-thirds of the Board of Trustees, serve until their successors are elected and qualified. Meetings of shareholders are not required to be held at any specific intervals. Individual Trustees may be removed by vote of the shareholders voting not less than two-thirds of the shares then outstanding.

The Trust is registered with the SEC as a management investment company. Such registration does not involve supervision of the management policies of the Trust.

The Prospectus and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the SEC. Such information may be available by reviewing the Registration Statement at www.sec.gov or copies of such information may be obtained from the SEC by payment of the prescribed fee.

Holders of variable annuity contracts issued by Participating Insurance Companies for which shares of the Funds are the investment vehicle will receive from the Participating Insurance Companies the Trust's unaudited semi-annual financial statements and year-end financial statements audited by the Trust's independent registered public accounting firm. Each report will show the investments owned by the Funds and the market values of the investments and will provide other information about the Funds and their operations.

The portfolio managers of the Funds and other investment professionals may from time to time discuss in advertising, sales literature or other material, including periodic publications, various topics of interest to shareholders and prospective investors. The topics may include, but are not limited to, the advantages and disadvantages of investing in tax-deferred and taxable investments; Fund performance and how such performance may compare to various market indices; shareholder profiles and hypothetical investor scenarios; the economy; the financial and capital markets; investment strategies and techniques; investment products and tax, retirement and investment planning.

The Prospectus and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer or other person is authorized to give any information or make any representation other than those contained in the Prospectus and this Statement of Additional Information.

FINANCIAL STATEMENTS
The Funds had not commenced operations as of the date of this SAI; therefore, no audited financial statements for the Funds are available. Once they are available, a copy of the Annual Report and the Funds' latest Semi-Annual Report may be obtained without charge upon written request from Allianz VIP Funds at 3435 Stelzer Road, Columbus, Ohio 43219, or by calling toll free 1-877-833-7113.

PROXY VOTING POLICIES AND PROCEDURES
The proxy voting policies and procedures of the Trust, Allianz Life Advisers and the Subadviser are located in Appendix B to this Statement of Additional Information.

Once they are available, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request, by accessing the Fund's website at https://www.allianzlife.com/ProductsServices/Annuities/Variable/OptionInfo.aspx or by accessing the SEC's EDGAR database via the Internet at www.sec.gov.


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                                   APPENDIX A
COMMERCIAL PAPER RATINGS

A Standard & Poor's ("S&P") commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

"A-1" -- Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

"A-2" -- Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations rated "A-1". However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

"A-3" -- Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

"B" -- Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

"C" -- Obligations are currently vulnerable to nonpayment and are dependent on favorable business, financial, and economic conditions for the obligor to meet its financial obligation.

"D" -- Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period. The "D" rating will also be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

"Prime-1" -- Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

"Prime-2" -- Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

"Prime-3" -- Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

"Not Prime" -- Issuers do not fall within any of the rating categories.

The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

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"D-1+" -- Debt possesses the highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

"D-1" -- Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

"D-1" -- Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

"D-2" -- Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

"D-3" -- Debt possesses satisfactory liquidity and other protection factors qualify issues as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

"D-4" -- Debt possesses speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

"D-5" -- Issuer has failed to meet scheduled principal and/or interest payments.

Fitch IBCA short-term ratings apply to debt obligations that have time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities. The following summarizes the rating categories used by Fitch IBCA for short-term obligations:

"F1" -- Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

"F2" -- Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of securities rated "F1."

"F3" -- Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

"B" -- Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

"C" -- Securities possess high default risk. This designation indicates that the capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

"D" -- Securities are in actual or imminent payment default.

Thomson BankWatch short-term ratings assess the likelihood of an untimely payment of principal and interest of debt instruments with original maturities of one year or less. The following summarizes the ratings used by Thomson
BankWatch:

"TBW-1" -- This designation represents Thomson BankWatch's highest category and indicates a very high likelihood that principal and interest will be paid on a timely basis.

"TBW-2" -- This designation represents Thomson BankWatch's second-highest category and indicates that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

"TBW-3" -- This designation represents Thomson BankWatch's lowest investment-grade category and indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

"TBW-4" -- This designation represents Thomson BankWatch's lowest rating category and indicates that the obligation is regarded as non-investment grade and therefore speculative.


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CORPORATE AND LONG-TERM DEBT RATINGS
THE FOLLOWING SUMMARIZES THE RATINGS USED BY STANDARD & POOR'S FOR CORPORATE AND MUNICIPAL DEBT:
"AAA" -- An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

"AA" -- An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

"A" -- An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

"BBB" -- An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

"BB," "B," "CCC," "CC" and "C" -- Debt is regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

"BB" -- Debt is less vulnerable to non-payment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

"B" -- Debt is more vulnerable to non-payment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

"CCC" -- Debt is currently vulnerable to non-payment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

"CC" -- An obligation rated "CC" is currently highly vulnerable to non-payment.

"C" -- The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

"D" -- An obligation rated "D" is in payment default. This rating is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-) -- The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

"r" -- This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

THE FOLLOWING SUMMARIZES THE RATINGS USED BY MOODY'S FOR CORPORATE AND MUNICIPAL LONG-TERM DEBT:
"Aaa" -- Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

"Aa" -- Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as


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large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

"A" -- Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

"Baa" -- Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

"Ba," "B," "Caa," "Ca" and "C" -- Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" are of poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

Con. (--) -- Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols, Aa1, A1, Baa1, Ba1 and B1. The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

"AAA" -- Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

"AA" -- Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

"A" -- Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

"BBB" -- Debt possesses below-average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

"BB," "B," "CCC," "DD" and "DP" -- Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

The following summarizes the ratings used by Fitch IBCA for corporate and municipal bonds:

"AAA" -- Bonds considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of investment risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is very unlikely to be adversely affected by foreseeable events.

"AA" -- Bonds considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of investment risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

"A" -- Bonds considered to be investment grade and of high credit quality. These ratings denote a low expectation of investment risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to adverse changes in circumstances or in economic conditions than bonds with higher ratings.


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"BBB" -- Bonds considered to be investment grade and of good credit quality.
These ratings denote that there is currently a low expectation of investment risk. The capacity for timely payment of financial commitments is adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this category.

"BB" -- Bonds considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic changes over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

"B" -- Bonds are considered highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

"CCC," "CC" and "C" -- Bonds have high default risk. Capacity for meeting financial commitments is reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

"DDD," "DD" and "D" -- Bonds are in default. Securities are not meeting obligations and are extremely speculative. "DDD" designates the highest potential for recovery on these securities, and "D" represents the lowest potential for recovery.

To provide more detailed indications of credit quality, the Fitch IBCA ratings from and including "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

"AAA" -- This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is extremely high.

"AA" -- This designation indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk compared to issues rated in the highest category.

"A" -- This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

"BBB" -- This designation represents Thomson BankWatch's lowest investment-grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

"BB," "B," "CCC" and "CC" -- These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

"D" -- This designation indicates that the long-term debt is in default.

PLUS (+) OR MINUS (-) -- The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.

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                       APPENDIX B -- PROXY VOTING POLICIES
                    ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
PROXY VOTING POLICY AND PROCEDURES

I.  POLICY
    A. Basis for Proxy Voting. Allianz Variable Insurance Products Trust (the "Trust") seeks to vote proxies received with respect to the securities held by one or more of its Funds in a manner that is most likely to maximize the monetary value of the holdings of the relevant Fund and to maximize the likelihood of there being a favorable investment return.
    B. Delegation of Proxy Voting. The Board of Trustees (the "Board") recognizes that the right to vote a proxy with respect to the Fund securities its holds is an asset of a Fund and that the oversight of the effective management of this asset is a part of the Board's oversight responsibility and the obligations of the Trust's officers. The Board further recognizes that the voting of proxies is an integral part of the services provided by those investment advisory organizations retained by the Trust to provide day-to-day Fund management to the Trust's several Funds (each a "Specialist Manager"). Accordingly, the Board hereby delegates to each Specialist Manager the responsibility for voting proxies held by any Fund of the Trust and for which a Specialist Manager provides day-to-day Fund management services, subject to the continuing oversight of the Board.(1)

MONITORING PROXY VOTING. The Board further delegates to Allianz Life Advisers, LLC. ("AZL"), as an integral part of those services provided by AZL to the Trust pursuant to its agreement with the Trust dated April 27, 2001, the responsibility for receiving appropriate representations that each Specialist Manager votes proxies received with respect to Fund securities in a manner that is consistent with such Specialist Manager's fiduciary obligation to the Trust and the proxy voting policies, procedures and guidelines ("Proxy Voting Policies") adopted by such Specialist Manager.

II. PROCEDURES
    A. SPECIALIST MANAGER VOTING PROCEDURES; BOARD OVERSIGHT. The officers of the Trust (or other designated agents of the Trust) shall obtain from each Specialist Manager (other than those Specialist Managers retained to provide services to a Fund that holds only fixed income securities)(2) the Proxy Voting Policies adopted by such Specialist Manager as soon as reasonably practicable following the adoption of these procedures. Such Proxy Voting Policies [, or summaries thereof,] shall be presented to the Board not later than the first Board meeting scheduled to be held following the date on which Specialist Managers are required to comply with Rule 206(4)-6 (Proxy Voting) under the Investment Advisers Act of 1940.(3) The proxy voting policies and procedures of the Specialist Managers will be incorporated by reference herein, substantially in the form found in Appendices 1 through 7 to these Policies and Procedures. Proxy Voting Policies or a summary thereof shall be presented to the Board thereafter at least annually and the officers of the Trust shall use reasonable efforts to ensure that the Board is notified promptly of any material changes in the Proxy Voting Policies of each Specialist Manager (other than those Specialist Managers retained to provide services to a Fund that holds only fixed income securities).
    B. SPECIFIC MATTERS FOR REVIEW.
        1. CONFLICT OF INTEREST. The Trust recognizes that there may be instances in which a Specialist Manager (or affiliated persons of the Specialist Manager) has a financial interest in a matter presented by a proxy. In reviewing the adequacy of Proxy Voting Procedures provided to the Trust, the Trust's officers will evaluate the extant to which conflicts of interest have been addressed; including the extent to which the existence of pre-determined voting policies have been established such that the Specialist Manager had limited discretion in making a proxy voting decision in the event of a conflict of interests, or existence of other specific decision-making mechanisms to ensure that any decision with respect to a proposal representing a conflict between the

(1) This policy is adopted for the purpose of the disclosure requirements adopted by the Securities and Exchange Commission, Releases No. 33-8188, 34-47304, IC-25922.
(2) For purposes of this policy, an investment in a mutual fund that invests exclusively in fixed income securities shall be treated as though it is a direct investment in fixed income securities.
(3) The effective date of this rule is August 6, 2003.


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           interests of the Specialist Manager and the Trust would be effectively insulated from the conflict and the basis for such decision fully documented. In limited circumstances, a Specialist Manager may be unable to make a decision with regard to a particular proxy vote in accordance with its proxy voting policies and procedures, due to the existence of a conflict. In these circumstances, and where the Specialist Manager advises the Trust of such a conflict and its inability to vote, the Trust may direct the Specialist Manager to vote. In directing a Specialist Manager to vote, the Trust may rely on one or more of the following considerations: the advice of counsel, or an independent third party; any voting decisions being made by other Specialist Managers to the Trust on the same proxy voting decision, where a conflict does not exist; the policies and procedures of the Specialist Manager that is unable to vote due to the conflict; or, any other consideration affecting the Trust.
        2. DIFFERENCES AMONG PROXY VOTING POLICIES. The Trust recognizes that there may be instances where the responsibility for voting proxies with respect to a single security is vested in two or more Specialist Managers (e.g. when more than one Fund (or two managed portions of the same Fund) hold voting securities of a single issuer). Under these circumstances, there is the possibility that the application of relevant Proxy Voting Policies will result in proxies being voted inconsistently. It is the position of the Trust that such circumstance will not be deemed to suggest improper action on the part of any Specialist Manager

C. VOTING RECORD REPORTING.
    1. MAINTENANCE OF SPECIALIST MANAGER VOTING RECORD. No less than annually, the Trust shall obtain from each Specialist Manager a record of each proxy voted with respect to Fund Securities of each Fund of the Trust served by that Specialist Manager during the year.(4)
    2. ANNUAL FILING ON FORM N-PX. The Trust shall file an annual report of each proxy voted with respect to Fund securities of the Funds during the twelve-month period ended June 30 on Form N-PX not later than August 31 of each year.(5)

III.    REVOCATION
The delegation of the authority to vote proxies relating to Portfolio Securities of any Fund is entirely voluntary and may be revoked by the Trust, acting by resolution of the Board, in whole or in part, at any time.

IV. DISCLOSURES
    A. The Trust shall include in its registration statement:
        1. This policy and the Proxy Voting Procedures, or summaries thereof, of each Specialist Manager (other than those Specialist Managers retained to provide services to a Fund that holds only fixed income securities)(6); and
        2. After June 30, 2004, a statement disclosing that information regarding how the Trust voted proxies relating to Fund securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Trust's toll-free telephone number; or through a specified Internet address; or both; and on the SEC website.(7)

    B. The Trust shall include in its Annual and Semi-Annual Reports to shareholders:
        1. A statement disclosing that a description of the policies and procedures used by or on behalf of the Trust to determine how to vote proxies relating to Fund securities of the Funds is available without charge, upon request, by calling the Trust's toll-free telephone number; or through a specified Internet address; and on the SEC website.(8)
        2. A statement disclosing that information regarding how the Trust voted proxies relating to Fund securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Trust's toll-free telephone number; or through a specified Internet address; or both; and on the SEC website.(9)

(4) This record may be provided directly from the Specialist Manager or accessed via an appropriate electronic means in the manner contemplated under relevant regulations promulgated by the Securities and Exchange Commission.
(5) As it is used in this document, the term "conflict of interest" refers to a situation in which the Specialist Manager (or affiliated persons of the Specialist Manager) has a financial interest in a matter presented by a proxy that may compromise that Specialist Manager's independence of judgment and action with respect to the voting of the proxy in accordance with this policy.
(6) This disclosure shall be included in the registration statement next filed on behalf of the Trust after July 15, 2003.
(7) This disclosure shall be included in the registration statement next filed on behalf of the Funds after August 31, 2004.
(8) This disclosure shall be included in the report next filed on behalf of the Funds after July 15, 2003.
(9) This disclosure shall be included in the report next filed on behalf of the Funds after August 31, 2004.



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


                        ALLIANZ LIFE ADVISERS, LLC (AZL)
PROXY VOTING POLICY AND PROCEDURES

I.  POLICY
A. BASIS FOR PROXY VOTING. AZL as manager of the Allianz Variable Insurance Products Trust (the "Trust") seeks to vote proxies received with respect to the securities held by one or more of the Trust's Funds in a manner that is most likely to maximize the monetary value of the holdings of the relevant Fund and to maximize the likelihood of there being a favorable investment return.
B. DELEGATION OF PROXY VOTING. The Allianz Variable Insurance Products Trust Board of Trustees (the "Board") recognizes that the right to vote a proxy with respect to the Funds' securities is an asset of a Fund and that the oversight of the effective management of this asset is a part of the Board's oversight responsibility and the obligations of the Trust's officers. The Board further recognizes that the voting of proxies is an integral part of the services provided by those investment advisory organizations retained by the Trust to provide day-to-day Fund portfolio management of the Trust's several Funds (each a "Sub-Adviser"). Accordingly, AZL hereby delegates to each Sub-Adviser any responsibility it may have for voting proxies held by any Fund of the Trust and for which a Sub-Adviser provides day-to-day Fund management services, subject to the continuing oversight of the Board.(1)
C. MONITORING PROXY VOTING. The Board of the Funds has delegated to AZL, as an integral part of those services provided by AZL to the Trust pursuant to its agreement with the Trust dated April 27, 2001, the responsibility for receiving appropriate representations that each Sub-Adviser votes proxies received with respect to Fund securities in a manner that is consistent with such Sub-Adviser's fiduciary obligation to the Trust and the proxy voting policies, procedures and guidelines ("Proxy Voting Policies") adopted by such Sub-Adviser. On a quarterly basis, AZL shall circulate a form to each Sub-Adviser to document any material changes to the Sub-Advisers' Proxy Voting Policies, to obtain certification that each Sub-Adviser has complied with its adopted policies and is maintaining all records required under both the Investment Company Act of 1940 and the Investment Advisers Act of 1940, and to note how any proxy issues that involved material conflicts of interest were resolved.

II. PROCEDURES
A. OVERSIGHT OF SUB-ADVISER VOTING PROCEDURES. The officers of the Trust (or other designated agents of the Trust) shall obtain from each Sub-Adviser (other than those Sub-Advisers retained to provide services to a Fund that holds only fixed income securities)(2) the Proxy Voting Policies adopted by such Sub-Adviser as soon as reasonably practicable following the adoption of these procedures. The Proxy Voting Policies of the Sub-Advisers incorporated by reference herein. AZL shall use reasonable efforts to ensure that the Trust Board is notified promptly of any material changes in the Proxy Voting Policies of each Sub-Adviser (other than those Sub-Advisers retained to provide services to a Fund that holds only fixed income securities).
B.  SPECIFIC MATTERS FOR REVIEW.
    1. CONFLICT OF INTEREST(3). AZL recognizes that there may be instances in which a Sub-Adviser (or affiliated persons of a Sub-Adviser) has a material conflict of interest in a matter presented by a proxy. In reviewing each Sub-Adviser's Proxy Voting Policies, the officers of AZL will evaluate the extent to which conflicts of interest have been addressed; including the extent to which the existence of pre-determined voting policies have been established such that the Sub-Adviser had limited discretion in making a proxy voting decision in the event of a material conflict of interest, or the existence of other specific decision-making mechanisms to ensure that any decision with respect to a proposal representing a material conflict between the interests of the Sub-Adviser and the security issuer would be effectively insulated from the conflict and the basis for such decision fully documented. In limited circumstances, a Sub-Adviser may be unable to make a decision with regard to a particular proxy vote in accordance with its Proxy Voting Policies, due to the existence of a conflict of interest. In these circumstances, and where the Sub-Adviser advises AZL of such a conflict and its inability to vote, the AZL Proxy Committee may direct the manner in which the Sub-Adviser should vote.

(1) This policy is adopted for the purpose of the disclosure requirements adopted by the Securities and Exchange Commission, Releases No. IA-2106.
(2) For purposes of this policy, an investment in a mutual fund that invests exclusively in fixed income securities shall be treated as though it is a direct investment in fixed income securities.
(3) As it is used in this document, the term "conflict of interest" refers to a situation in which the Specialist Manager (or affiliated persons of the Specialist Manager) has financial interest in a matter presented by a proxy that may compromise that Specialist Manager's independence of judgment and action with respect to the voting of the proxy in accordance with this policy.

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

    2. AZL PROXY COMMITTEE (THE "COMMITTEE"). The Committee shall consist of two AZL officers. The Committee will also have an adviser (the "Committee Adviser") appointed from the Legal Department of Allianz Life Insurance Company of North America, AZL's parent company. The Committee may abstain or refrain from voting proxy issues if:

        o the Committee does not receive timely notification of shareholder meeting,
        o the costs involved with voting the proxy outweigh the benefits of voting the proxy issue, or
        o the Committee does not receive adequate information regarding the proxy issue.

    In the event that the Committee makes a voting decision on a proxy issue:
        o the Committee shall communicate it's voting decision to the Sub-Adviser at least two days before the shareholder meeting,
        o all documents prepared by the Committee regarding the voting decision shall be forwarded to the Sub-Adviser for record keeping purposes, and
        o the Committee Adviser shall make a report to the Trust Board regarding the Committee's voting decision at the next Board meeting.

    In directing a Sub-Adviser to vote, the Committee will adhere to the following guidelines:

        a) If the Sub-Adviser has retained an independent third party proxy agent, the Committee will vote pursuant to the independent proxy agent's recommendation.
        b) If the Sub-Adviser has not retained an independent third party proxy agent, the Committee will review the proxy issue to determine if:
           o the security issuer is an affiliate of, or has a significant current or proposed business relationship with, Allianz Life Insurance Company of North America; or
           o where reasonably practicable, determine if the security issuer has a significant current or proposed business relationship with an affiliate of Allianz Life Insurance Company of North America.

    If such a relationship exists, the Committee will notify the Sub-Adviser that it will abstain from voting the proxy issue.

    If such a relationship does not exist, the Committee may rely on one or more of the following considerations in making a proxy voting decision:

           o the Proxy Voting Policies of the Sub-Adviser that is unable to vote due to the conflict;
           o the advice of an independent third party proxy agent retained by the Committee;
           o any voting decisions being made by other Sub-Advisers on the same proxy issue;
           o the advice of counsel; or
           o any other consideration affecting the Trust.

    3. DIFFERENCES AMONG PROXY VOTING POLICIES. AZL recognizes that there may be instances where the responsibility for voting proxies with respect to a single security is vested in two or more Sub-Advisers (e.g. when more than one Fund, or two managed portions of the same Fund, hold voting securities of a single issuer). Under these circumstances, there is the possibility that the application of relevant Proxy Voting Policies will result in proxies being voted inconsistently. It is the position of AZL that such circumstance will not be deemed to suggest improper action on the part of any Sub-Adviser

C. RECORD KEEPING REQUIREMENTS.
    1. MAINTENANCE OF SUB-ADVISER VOTING RECORD. AZL delegates to each Sub-Adviser responsibility for collecting and maintaining a record of each proxy voted with respect to Securities of each Fund of the Trust served by that Sub-Adviser during the year.(4)
    2. MAINTENANCE OF PROXY RECORDS REQUIRED BY THE INVESTMENT ADVISERS ACT OF 1940 (THE "ADVISERS ACT RULE"). AZL delegates to each Specialist Manger responsibility for collecting and maintaining all records required under the Advisers Act Rule in accordance with the rule. The Sub-Adviser may engage an independent third party proxy agent to assist in these record keeping requirements. These records include:
        o The Sub-Adviser's Proxy Voting Policies; o Proxy statements regarding Fund securities;

(4) This record may be provided directly from the Specialist Manager or accessed via an appropriate electronic means in the manner contemplated under relevant regulations promulgated by the Securities and Exchange Commission.


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        o Records of all proxy votes cast including those cast at the instruction of AZL;
        o Records of written requests for proxy voting information and all written responses to requests for information;
        o Any documents prepared by the Sub-Adviser that were material to making a voting decision, or that memorialize the basis for the decision; and
        o Records sufficient to document proxy issues where the Sub-Adviser experienced a material conflict of interest were resolved in the best interests of the client.

III.REVOCATION
    The delegation of the authority to vote proxies relating to Fund Securities is entirely voluntary and may be revoked by AZL, acting by resolution of the AZL Board of Governors, in whole or in part, at any time.

IV. DISCLOSURES
    AZL shall include in the Trust's registration statement:
    1. This policy and a statement disclosing that this policy is available without charge, upon request, by calling a toll-free telephone number; or through a specified Internet address; or both; and on the SEC website(5); and
    2. After June 30, 2004, a statement disclosing that information regarding how each Sub-Adviser voted proxies relating to Fund securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling a toll-free telephone number; or through a specified Internet address; or both; and on the SEC website(6).


(5) This disclosure shall be included in the registration statement next filed on behalf of the Trust after July 15, 2003. (
(6) This disclosure shall be included in the registration statement next filed on behalf of the Funds after August 31, 2004.


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                         FIRST TRUST PROXY VOTING POLICY

First Trust has adopted a proxy voting policy that seeks to ensure that proxies for securities held by each Fund are voted consistently and solely in the best economic interests of the Fund.

A senior member of First Trust is responsible for oversight of the Funds' proxy voting process. First Trust has engaged the services of Institutional Shareholder Services, Inc. ("ISS"), to make recommendations to First Trust on the voting of proxies relating to securities held by the Funds. ISS provides voting recommendations based upon established guidelines and practices. First Trust reviews ISS recommendations and frequently follows the ISS recommendations. However, on selected issues, First Trust may not vote in accordance with the ISS recommendations when First Trust believes that specific ISS recommendations are not in the best interests of the Funds. If First Trust manages the assets of a company or its pension plan and any of First Trust's clients hold any securities of that company, First Trust will vote proxies relating to such company's securities in accordance with the ISS recommendations to avoid any conflict of interest. If a client requests First Trust to follow specific voting guidelines or additional guidelines, First Trust will review the request and inform the client only if First Trust is not able to follow the client's request.

First Trust has adopted the ISS Proxy Voting Guidelines. While these guidelines are not intended to be all-inclusive, they do provide guidance on First Trust's general voting policies.


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                                     PART C

                                OTHER INFORMATION
                              _____________________


ITEM 23. EXHIBITS

Exhibit
Number Description of Exhibit
----------------------------
(a) Agreement and Declaration of Trust, dated July 13, 1999, filed on July 21, 1999 as Exhibit (a) to Registration Statement No. 333-83423, is incorporated by reference.


(b)             By-laws, dated July 13, 1999, filed on July 21, 1999 as Exhibit
                (b) to Registration Statement No. 333-83423, is incorporated by reference.


(c)             Not Applicable


(d)(1) Investment Management Agreement, dated April 27, 2001, between USAllianz Advisers, LLC and USAllianz Variable Insurance Products Trust, filed on October 24, 2001 as Exhibit (d)(2)(i) to Registrant's Post-Effective Amendment No. 7, is incorporated by reference.


(d)(1)(i) Amended Schedule A, dated October 6, 2006, to Investment Management Agreement between USAllianz Advisers, LLC and USAllianz Variable Insurance Products Trust, dated April 27, 2001, to be filed by amendment.


(d)(2) Portfolio Management Agreement, dated May 1, 2002, between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and A I M Capital Management, Inc., to be filed by amendment.


(d)(2)(i) Amendment, dated September 8, 2003, to the Portfolio Management Agreement dated May 1, 2002, between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and A I M Capital Management, Inc., to be filed by amendment.


(d)(2)(ii) Amended Schedule A, dated March 28, 2005, to the Portfolio Management Agreement dated May 1, 2002, between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and A I M Capital Management, Inc., to be filed by amendment.


(d)(3) Subadvisory Agreement, dated July 6, 2006, between Allianz Life Advisers, LLC and Columbia Management Advisers, LLC, to be filed by amendment.


(d)(4) Portfolio Management Agreement, dated March 8, 2004, between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and Davis Selected Advisers, L.P., to be filed by amendment.


(d)(4)(i) Amendment, dated March 8, 2004, to the Portfolio Management Agreement dated March 8, 2004, between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and Davis Selected Advisers, L.P., to be filed by amendment.


(d)(5) Portfolio Management Agreement, dated May 1, 2004, between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and The Dreyfus Corporation, to be filed by amendment.


(d)(5)(i)      Amendment, dated May 1, 2004, to the Portfolio Management
                Agreement dated May 1, 2004, between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and The Dreyfus Corporation, to be filed by amendment.


(d)(6) Subadvisory Agreement, dated ____________, 2006, between Allianz Life Advisers, LLC and First Trust Advisors L.P., to be filed by amendment.


(d)(7) Portfolio Management Agreement, dated March 8, 2004, between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and Founders Asset Management LLC, to be filed by amendment.


(d)(8) Portfolio Management Agreement, dated April 12, 2005, between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and Franklin Advisory Services, LLC, to be filed by amendment.


(d)(9) Portfolio Management Agreement, dated April 29, 2005, between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and Jennison Associates LLC, to be filed by amendment.


(d)(10) Portfolio Management Agreement, dated July 27, 2004 between USAllianz Advisers LLC, USAllianz Variable Insurance Products Trust, and Legg Mason Funds Management, Inc., filed on February 2, 2005 as Exhibit (d)(15) to Registrant's Post-Effective Amendment No. 14, is incorporated by reference.


(d)(10)(i) First Amendment to Portfolio Management Agrement and Amended Schedule A, dated April 4, 2005, to Portfolio Management Agreement dated July 27, 2004, between USAllianz Advisers LLC, USAllianz Variable Insurance Products Trust, and Legg Mason Funds Management, Inc., to be filed by amendment.


(d)(11) Subadvisory Agreement, dated May 1, 2006, between Allianz Life Advisers, LLC and Neuberger Berman Management Inc., filed on April 27, 2006 as Exhibit (d)(17) to Registrant's Post-Effective Amendment No. 17, is incorporated by reference.


(d)(12) Subadvisory Agreement, dated August 24, 2006, between Allianz Life Advisers, LLC, and Oppenheimer Capital, LLC, to be filed by amendment.


(d)(13) Subadvisory Agreement, dated May 1, 2006, between Allianz Life Advisers, LLC and OppenheimerFunds, Inc., filed on April 27, 2006 as Exhibit (d)(20) to Registrant's Post-Effective Amendment No. 17, is incorporated by reference.


(d)(13)(i) Amended Schedule A, dated August 28, 2006, to the Subadvisory Agreement dated May 1, 2006, between Allianz Life Advisers, LLC and OppenheimerFunds, Inc., to be filed by amendment.


(d)(14) Subadvisory Agreement, dated May 1, 2006, between Allianz Life Advisers, LLC and Pacific Investment Management Company LLC, filed on April 27, 2006 as Exhibit (d)(18) to Registrant's Post-Effective Amendment No. 17, is incorporated by reference.


(d)(15) Portfolio Management Agreement, dated November 18, 2002, between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and Prudential Investment Management, Inc., to be filed by amendment.


(d)(15)(i) Amendment, dated September 8, 2003, to the Portfolio Management Agreement dated November 18, 2002, between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and Prudential Investment Management, Inc., to be filed by amendment.


(d)(16) Portfolio Management Agreement, dated December 1, 2005, between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and Salomon Brothers Asset Management Inc, filed on April 27, 2006 as Exhibit (d)(13) to Registrant's Post-Effective Amendment No. 17, is incorporated by reference.


(d)(16)(i) First Amendment to Portfolio Management Agreement, dated September 30, 2006, to the Portfolio Management Agreement dated December 1, 2005, between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and Salomon Brothers Asset Management Inc, to be filed by amendment.


(d)(17) Subadvisory Agreement, dated May 1, 2006, between Allianz Life Advisers, LLC and Van Kampen Asset Management, filed on April 27, 2006 as Exhibit (d)(19) to Registrant's Post-Effective Amendment No. 17, is incorporated by reference.


(e)(1) Distribution Agreement, dated December 15, 2005, between USAllianz Variable Insurance Products Trust and BISYS Fund Services Limited Partnership, to be filed by amendment.


(e)(1)(i) Distribution Services Agreement, dated December 15, 2005, between USAllianz Advisers, LLC and BISYS Fund Services Limited Partnership, to be filed by amendment.


(e)(2) Participation Agreement Amended and Restated, dated December 2, 2004, between USAllianz Variable Insurance Products Trust, Allianz Life Insurance Company of North America, and BISYS Fund Services Limited Partnership, to be filed by amendment.


(e)(3) Participation Agreement Amended and Restated, dated December 2, 2004, between USAllianz Variable Insurance Products Trust, Allianz Life Insurance Company of New York, and BISYS Fund Services Limited Partnership, to be filed by amendment.


(f)             N/A


(g) Custody Agreement Amended and Restated, dated May 31, 2001, between USAllianz Variable Insurance Products Trust and The Northern Trust Company, to be filed by amendment.


(h)(1) Services Agreement, dated January 1, 2003, between USAllianz Variable Insurance Products Trust and BISYS Fund Services Ohio, Inc., filed on April 18, 2003 as Exhibit (h)(1) to Registrant's Post-Effective Amendment No. 11, is incorporated by reference.


(h)(1)(i) Amendment to Services Agreement, dated December 1, 2005, between USAllianz Variable Insurance Products Trust and BISYS Fund Services Ohio, Inc., to be filed by amendment.


(h)(1)(ii) Compliance Services Amendment to Services Agreement, dated October 5, 2004, between USAllianz Variable Insurance Products Trust and BISYS Fund Services Ohio, Inc., filed on February 2, 2005 as Exhibit (h)(9) to Registrant's Post-Effective Amendment No. 14, is incorporated by reference.


(h)(2) Expense Limitation Agreement, dated May 1, 2004, between USAllianz Advisers LLC and USAllianz Variable Insurance Products Trust, filed on April 28,2004 as Exhibit (h)(6) to Registrant's Post-Effective Amendment No. 13, is incorporated by reference.


(h)(2)(i) Schedule A dated October 6, 2006 and effective May 1, 2006 through April 30, 2007 to the Expense Limitation Agreement, dated May 1, 2004 between USAllianz Variable Insurance Products Trust and USAllianz Advisers, LLC, filed on May 1, 2006 as Exhibit (h)(8) to Registrant's Post-Effective Amendment No. 17, is incorporated by reference.


(h)(3) Securities Lending Authorization Agreement, dated August 4, 2003, between USAllianz Variable Insurance Products Trust and The Northern Trust Company, filed on April 28, 2004 as Exhibit
                (h)(7) to Registrant's Post-Effective Amendment No. 13, is incorporated by reference.


(h)(4) Securities Lending Authorization Agreement, dated December 16, 2004, between Dresdner Bank AG, New York Branch and USAllianz Variable Insurance Products Trust, , filed on April 29, 2005 as Exhibit (h)(8) to Registrant's Post-Effective Amendment No. 15, is incorporated by reference.


(h)(5) Administrative Services Agreement, dated January 1, 2006, between USAllianz Variable Insurance Products Trust, USAllianz Variable Insurance Products Fund of Funds Trust, and USAllianz Advisers, LLC, filed on February 3, 2006 as Exhibit (h)(12) to Registrant's Post-Effective Amendment No. 16, is incorporated by reference.


(j) Consent of Independent Registered Public Accounting Firm, to be filed by amendment.


(k)             N/A


(l)             N/A


(m) Rule 12b-1 Plan of Distribution, filed on October 26, 1999 as Exhibit (m) to Registrant's Pre-Effective Amendment No. 2, is incorporated by reference.


(n)             Rule 18f-3 Multiple Class Plan, to be filed by amendment.


(p)(1) Code of Ethics of Allianz Life Advisers, LLC, revised July 27, 2006, to be filed by amendment.


(p)(2) Code of Ethics of BISYS Fund Services, L.P., dated January 1, 2006, to be filed by amendment.


(p)(3)(i) Code of Ethics of A I M Capital Management, Inc., amended effective February 16, 2006, to be filed by amendment.


(p)(3)(ii) Code of Ethics of Allianz Global Investors of America L.P., effective July 31, 2006, to be filed by amendment.


(p)(3)(iii) Code of Ethics of Citigroup Asset Management - North America, as amended September 13, 2005, to be filed by amendment.


(p)(3)(iv) Code of Ethics of Columbia Management Advisors, LLC, effective January 1, 2006, to be filed by amendment.


(p)(3)(v) Code of Ethics of Davis Selected Advisers, L.P., as amended effective February 1, 2005, filed on April 29, 2005 as Exhibit
                (p)(1)(ix) to Registrant's Post-Effective Amendment No. 15, is incorporated by reference.


(p)(3)(vi) Code of Ethics of Franklin Advisory Services, LLC, revised May 2006, to be filed by amendment.


(p)(3)(vii) Code of Ethics of Jennison Associates LLC, as amended October 5, 2005, filed on April 27, 2006 as Exhibit (p)(1)(xi) to Registrant's Post-Effective Amendment No. 17, is incorporated by reference.


(p)(3)(viii)    Code of Ethics of Legg Mason Capital Management, Inc., dated
                February 28, 2006, to be filed by amendment.


(p)(3)(ix) Code of Ethics of Mellon Financial Corporation, dated February 2006, to be filed by amendment.


(p)(3)(x) Code of Ethics of Morgan Stanley, restated as of April 26, 2006, to be filed by amendment.


(p)(3)(xi) Code of Ethics of Neuberger Berman Management Inc., filed on April 27, 2006 as Exhibit (p)(1)(xiv) to Registrant's Post-Effective Amendment No. 17, is incorporated by reference.


(p)(3)(xii) Code of Ethics of Pacific Investment Management Company LLC, filed on April 27, 2006 as Exhibit (p)(1)(xvi) to Registrant's Post-Effective Amendment No. 17, is incorporated by reference.


(p)(3)(xiii)    Code of Ethics of OppenheimerFunds, Inc., dated as of March 31,
                2006, to be filed by amendment.


(p)(3)(xiv) Code of Ethics of Prudential Investment Management, Inc., to be filed by amendment.


(q) Powers of Attorney, filed on February 3, 2006 as Exhibit (q) to Registrant's Post-Effective Amendment No. 16, is incorporated by reference.


(r)             Company Organizational Chart, filed on April 29, 2005 as Exhibit
                (r) to Registrant's Post-Effective Amendment No. 15, is incorporated by reference.


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

The Company organizational chart is incorporated in this filing as Exhibit (r).

ITEM 25. INDEMNIFICATION

         The Trust's Agreement and Declaration of Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in or not opposed to the best interests of the Trust or that such indemnification would relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties or, in a criminal proceeding, such Trustee or officers had reasonable cause to believe their conduct was unlawful. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER                        REGISTRATION NO.

1.   A I M Capital  Management,  Inc. - this information is included in the Form         801-15211
     ADV filed by A I M Capital  Management,  Inc. and is incorporated herein by reference.

2.   Allianz Life Advisers, LLC- this  information  is included in Form ADV filed        801-60167
     with the SEC by Allianz Life Advisers and is incorporated by reference herein.

3.   Columbia Management Advisers, LLC - this information is included in Form ADV        801-50372
     filed with the SEC by Columbia Management Advisers, LLC and is incorporated by reference herein.

4.   Davis Selected  Advisers,  L.P. - this  information is included in Form ADV         801-53272
     filed with the SEC by Davis  Selected  Advisers,  L.P. and is  incorporated herein by reference.

5.   The Dreyfus  Corporation - this  information  is included in Form ADV filed          801-8147
     with the SEC by The  Dreyfus  Corporation  and is  incorporated  herein  by reference.

6.   Founders Asset Management LLC - this information is included in Form ADV            801-55220
     filed with the SEC by Founders Asset Management LLC and is incorporated by reference herein.

7.   Franklin Advisory Services, LLC - this information is included in Form ADV          801-51967
     filed with the SEC by Franklin Advisory Services, LLC and is incorporated herein by reference.

8.   Jennison Associates LLC - this information is included in Form ADV filed             801-5608
     with the SEC by Jennison Associates LLC and is incorporated herein by reference.

9.   Legg Mason Capital Management, Inc. - this information is included in Form          801-18115
     ADV filed with the SEC by Legg Mason Capital Management, Inc. and is incorporated herein by reference.

10.  Neuberger Berman Management Inc. - this information is included in Form ADV          801-8259
     filed with the SEC by Neuberger Berman Management Inc. and is incorporated herein by reference.

11.  Oppenheimer Capital LLC - this  information  is included in the Form ADV            801-10708
     filed with the SEC by Oppenheimer Capital  LLC and is  incorporated  by reference herein.

12.  OppenheimerFunds, Inc. - this information is included in the Form ADV filed          801-8253
     with  the SEC by  OppenheimerFunds,  Inc.  and is  incorporated  herein  by reference.

13.  Pacific Investment Management Company LLC - this information is included in         801-48187
     Form ADV filed with the SEC by Pacific Investment Management Company LLC and
     is incorporated herein by reference.

14.  Prudential  Investment  Management,  Inc. - this information is included in         801-22808
     Form ADV filed with the SEC by Prudential Investment  Management,  Inc. and is incorporated herein by reference.

15.  Salomon Brothers Asset Management Inc - this information is included in             801-43335
     Form ADV filed with the SEC by Salomon Brothers Asset Management, Inc and is incorporated herein by reference.

16.  Van Kampen Asset  Management - this information is included in the Form              801-1669
     ADV  filed  with  the  SEC by  Van  Kampen  Asset  Management  and is incorporated by reference herein.




ITEM 27. PRINCIPAL UNDERWRITER

         (a) BISYS Fund Services Limited Partnership ("BISYS" or the "Distributor") acts as principal underwriter for the following investment companies:

Allianz Variable Insurance Products Fund of Funds Trust(effective July 24, 2004) Allianz Variable Insurance Products Trust
American Independence Funds Trust
American Performance Funds
The Bjurman, Barry Funds
The Coventry Group
Coventry Funds Trust
Excelsior Funds, Inc.
Excelsior Funds Trust
Excelsior Tax-Exempt Funds, Inc.The Eureka Funds
First Focus Funds, Inc.
The Hirtle Callaghan Trust
HSBC Advisor Funds Trust
HSBC Investor Funds
Legacy Funds Group
Pacific Capital Funds
STI Classic Funds (effective July 24, 2004)
STI Classic Variable Trust
The Blue Fund Group
Vintage Mutual Funds, Inc.

BISYS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. BISYS' main address is 100 SUMMER ST. 15TH FLOOR, Boston, Massachusetts 02110. Office of Supervisory Jurisdiction (OSJ) Branch is at 3435 Stelzer Road, Columbus, Ohio 43219. BISYS is an indirect wholly-owned subsidiary of The BISYS Group, Inc.


     (b)     Officers and Directors.

             Name and Principal           Position
             Business Address             with Underwriter
             -----------------------      ---------------------
                Brian K. Bey                President and Director
                Elliott Dobin               Secretary
                Andrew H. Byer              Chief Compliance Officer
                Wayne A. Rose               Assistant Chief Compliance Officer
                James E. (Ed) Pike          Financial and Operations Principal

     (c)     Not applicable.


ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

         Registrant's accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are in the physical possession of the following:


        BISYS Fund Services
        3435 Stelzer Road, Columbus, Ohio 43219
              31a-1(a)
              31a-1(b)(2)A, B, C and D
              31a-1(b) 5, 6, 8, 9, 10, 11, 12
              31a-2(a) 1 and 2
              31a-2(c)

        BISYS Fund Services
        60 State Street, Suite 1300, Boston MA 02109
              31a-1(b)4

        Allianz Life Advisers, LLC
        5701 Golden Hills Drive, Minneapolis, Minnesota 55416
              31a-1(b) 11
              31a-1(c)

        A I M Capital Management, Inc.
        11 Greenway Plaza, Suite 106, Houston, Texas  77046
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

        Columbia Management Advisors, LLC
        100 Federal Street, Boston, MA 02110
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

         Davis Selected Advisers, L.P.
         2949 East Elvira Road, Suite 101 Tucson, Arizona 85706
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

         The Dreyfus Corporation
         200 Park Avenue, New York, New York 10166
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

         Founders Asset Management LLC
         210 University Blvd., Ste 800, Denver, CO 80206
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

         Franklin Advisory Services, LLC
         One Parker Plaza, Ninth Floor, Fort Lee, New Jersey 07024
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

         Jennison Associates LLC
         466 Lexington Avenue, New York, NY 10017
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

         Legg Mason Capital Management, Inc.
         100 Light Street, Baltimore Maryland 21202
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

         Neuberger Berman Management Inc.
         605 Third Avenue 2nd Floor, New York, NY 10158-0180
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

         Oppenheimer Capital LLC
         1345 Avenue of the Americas, 48th Floor, New York, NY 10105
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

         OppenheimerFunds, Inc.
         498 Seventh Avenue, New York, NY  10018
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

         Pacific Investment Management Company LLC
         840 Newport Center Drive, Newport Beach, CA 92660
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

         Prudential Investment Management, Inc.
         Two Gateway Plaza, Newark, New Jersey, 07102
              31a-1(f)

         Salomon Brothers Asset Management Inc
         399 Park Avenue, New York, NY 10022
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

         Van Kampen Asset Management Inc.
         1221 Avenue of the Americas, New York, New York 10020
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

ITEM 29. MANAGEMENT SERVICES

         N/A

ITEM 30. UNDERTAKINGS

         N/A

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Golden Valley, in the State of Minnesota on the 12th day of October, 2006.


                                          ALLIANZ VARIABLE INSURANCE
                                          PRODUCTS TRUST

                                          By:  /s/ Jeffrey Kletti
                                          ------------------------------------
                                          Jeffrey Kletti, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement of Allianz Variable Insurance Products Trust has been signed below by the following persons in the capacities indicated on October 12, 2006.


SIGNATURE                                    TITLE
----------                                   -----


/s/ Harrison Conrad*                         Trustee
- -------------------------------------
Harrison Conrad

/s/ Roger A. Gelfenbein*                     Trustee
- -------------------------------------
Roger A. Gelfenbein

/s/ Arthur C. Reeds III*                     Trustee
- -------------------------------------
Arthur C. Reeds III

/s/ Troy Sheets                              Treasurer (principal financial and
- -------------------------------------      accounting officer)
Troy Sheets

/s/ Claire R. Leonardi*                      Trustee
- -------------------------------------
Claire R. Leonardi

/s/ Dickson W. Lewis*                        Trustee
- -------------------------------------
Dickson W. Lewis

/s/ Peter W. McClean*                        Trustee
- -------------------------------------
Peter W. McClean

/s/ Jeffrey Kletti                           Trustee and President
- -------------------------------------      (Principal Executive Officer)
Jeffrey Kletti



By: /s/ H. Bernt von Ohlen
------------------------------------------
        H. Bernt von Ohlen, Senior Counsel

*Pursuant to powers of attorney filed as Exhibit (q) to this Registration
Statement


                                    EXHIBITS
                                       TO
                        POST-EFFECTIVE AMENDMENT NO. 18
                                       TO
                                   FORM N-1A
                  ALLIANZ  VARIABLE INSURANCE PRODUCTS TRUST


INDEX TO EXHIBITS

None